   As filed with the Securities and Exchange Commission on April 15, 2004



                                                      File Nos. 333-65965
                                                                811-09003



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]

                           Pre-Effective Amendment No.                       [ ]



                        Post-Effective Amendment No. 17                      [X]


                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [ ]


                                Amendment No. 19
                        (Check appropriate box or boxes)                     [X]



                         Variable Annuity Account Seven
                           (Exact Name of Registrant)


                     AIG SunAmerica Life Assurance Company
                            ("AIG SunAmerica Life")
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                            Christine A. Nixon, Esq.
                              AIG SunAmerica Life
                              1 SunAmerica Center
                       Los Angeles, California 90067-6022
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485;


[X] on May 3, 2004 pursuant to paragraph (b) of Rule 485;


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485;

[ ] on                pursuant to paragraph (a) of Rule 485.

                         VARIABLE ANNUITY ACCOUNT SEVEN

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                                   Caption
-----------------------                                   -------
1.      Cover Page.............................           Cover Page

2.      Definitions............................           Definitions

3.      Synopsis...............................           Highlights; Fee Tables;
                                                          Portfolio Expenses;
                                                          Examples

4.      Condensed Financial Information........           Appendix A -
                                                          Condensed Financial
                                                          Information

5.      General Description of Registrant,
        Depositor and Portfolio Companies......           The Variable Annuity;
                                                          Other Information

6.      Deductions.............................           Expenses

7.      General Description of
        Variable Annuity Contracts.............           The Variable Annuity;
                                                          Purchasing the
                                                          Variable Annuity Contract;
                                                          Investment Options

8.      Annuity Period.........................           Income Options

9.      Death Benefit..........................           Death Benefit

10.     Purchases and Contract Value...........           Purchasing the Variable
                                                          Annuity Contract

11.     Redemptions............................           Access To Your Money

12.     Taxes..................................           Taxes

13.     Legal Proceedings......................           Other Information - Legal
                                                          Proceedings

14.     Table of Contents of Statement
        of Additional Information..............           Table of Contents of
                                                          Statement of Additional
                                                          Information

               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                             Caption
-----------------------                             -------
15.     Cover Page.............................     Cover Page

16.     Table of Contents......................     Table of Contents

17.     General Information and History........     The Variable Annuity (P);
                                                    Separate Account; General
                                                    Account; Investment Options (P);
                                                    Other Information

18.     Services...............................     Other Information (P)

19.     Purchase of Securities Being Offered...     Purchasing the
                                                    Variable Annuity Contract (P)

20.     Underwriters...........................     Distribution of Contracts

21.     Calculation of Performance Data........     Performance Data

22.     Annuity Payments.......................     Income Options (P);
                                                    Income Payments;
                                                    Annuity Unit Values

23.     Financial Statements...................     Depositor: Other
                                                    Information - Financial
                                                    Statements; Registrant:
                                                    Financial Statements

                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                          [POLARIS(II) A - CLASS LOGO]

                                   PROSPECTUS


                                  MAY 3, 2004




Please read this prospectus carefully       FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                issued by
future reference. It contains               AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                 in connection with
Polaris(II) A-Class Variable Annuity.       VARIABLE ANNUITY ACCOUNT SEVEN
                                            The annuity has several investment choices -- fixed account options and
To learn more about the annuity             Variable Portfolios listed below. The fixed account options include
offered by this prospectus, you can         different specified periods and DCA accounts. The Variable Portfolios are
obtain a copy of the Statement of           part of the American Funds Insurance Series ("AFIS"), the Anchor Series
Additional Information ("SAI") dated        Trust ("AST"), the Lord Abbett Series Fund, Inc. ("LASF"), the SunAmerica
May 3, 2004. The SAI is on file with        Series Trust ("SAST") and the Van Kampen Life Investment Trust ("VKT").
the Securities and Exchange
Commission ("SEC") and is                   STOCKS:
incorporated by reference into this           MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
prospectus. The Table of Contents of             - Aggressive Growth Portfolio                                     SAST
the SAI appears below in this                    - Blue Chip Growth Portfolio                                      SAST
prospectus. For a free copy of the               - "Dogs" of Wall Street Portfolio*                                SAST
SAI, call us at (800) 445-SUN2 or                - Growth Opportunities Portfolio                                  SAST
write to us at our Annuity Service            MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
Center, P.O. Box 54299, Los Angeles,             - Alliance Growth Portfolio                                       SAST
California 90054-0299.                           - Global Equities Portfolio                                       SAST
                                                 - Growth-Income Portfolio                                         SAST
In addition, the SEC maintains a              MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
website (http://www.sec.gov) that                - American Funds Global Growth Portfolio                          AFIS
contains the SAI, materials                      - American Funds Growth Portfolio                                 AFIS
incorporated by reference and other              - American Funds Growth-Income Portfolio                          AFIS
information filed electronically with         MANAGED BY DAVIS ADVISORS
the SEC by AIG SunAmerica Life                   - Davis Venture Value Portfolio                                   SAST
Assurance Company.                               - Real Estate Portfolio                                           SAST
                                              MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY
Annuities involve risks, including               - Federated American Leaders Portfolio*                           SAST
possible loss of principal. Annuities            - Telecom Utility Portfolio                                       SAST
are not a deposit or obligation of,           MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
or guaranteed or endorsed by, any                - Goldman Sachs Research Portfolio                                SAST
bank. They are not Federally insured          MANAGED BY LORD, ABBETT & CO.
by the Federal Deposit Insurance                 - Lord Abbett Series Fund, Inc. -- Growth and Income Portfolio    LASF
Corporation, the Federal Reserve                 - Lord Abbett Series Fund, Inc. -- Mid-Cap Value Portfolio        LASF
Board or any other agency.                    MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                 - MFS Massachusetts Investors Trust Portfolio                     SAST
                                                 - MFS Mid-Cap Growth Portfolio                                    SAST
                                              MANAGED BY PUTNAM INVESTMENT MANAGEMENT LLC
                                                 - Emerging Markets Portfolio                                      SAST
                                                 - International Growth and Income Portfolio                       SAST
                                                 - Putnam Growth: Voyager Portfolio                                SAST
                                              MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT INC.
                                                 - International Diversified Equities Portfolio                    SAST
                                                 - Technology Portfolio                                            SAST
                                                 - Van Kampen LIT Comstock Portfolio,
                                                   Class II Shares*                                                 VKT
                                                 - Van Kampen LIT Emerging Growth Portfolio,
                                                   Class II Shares                                                  VKT
                                                 - Van Kampen LIT Growth and Income Portfolio,
                                                   Class II Shares                                                  VKT
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                 - Capital Appreciation Portfolio                                   AST
                                                 - Growth Portfolio                                                 AST
                                            BALANCED:
                                              MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                 - SunAmerica Balanced Portfolio                                   SAST
                                              MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
                                                 - American Funds Asset Allocation Portfolio                       AFIS
                                              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                 - MFS Total Return Portfolio                                      SAST
                                              MANAGED BY WM ADVISORS, INC.
                                                 - Asset Allocation Portfolio                                       AST
                                            BONDS:
                                              MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                 - High-Yield Bond Portfolio                                       SAST
                                              MANAGED BY FEDERATED INVESTMENT MANAGEMENT
                                                 - Corporate Bond Portfolio                                        SAST
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
                                                 - Global Bond Portfolio                                           SAST
                                              MANAGED BY VAN KAMPEN
                                                 - Worldwide High Income Portfolio                                 SAST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                 - Government & Quality Bond Portfolio                              AST
                                            CASH:
                                              MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                 - Cash Management Portfolio                                       SAST
                                            * "Dogs" of Wall Street is an equity fund seeking total return. Federated
                                            American Leaders is an equity fund seeking growth of capital and income.
                                              Van Kampen LIT Comstock is an equity fund seeking capital growth and income.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

----------------------------------------------------------------
----------------------------------------------------------------

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

----------------------------------------------------------------
----------------------------------------------------------------


AIG SunAmerica Life's Annual Report on Form 10-K for the year ended December 31, 2003, file no. 033-47472 is incorporated herein by reference.


All documents or reports filed by AIG SunAmerica Life under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

AIG SunAmerica Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.


AIG SunAmerica Life is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:


WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, N.Y. 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, AIG SunAmerica Life and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by AIG SunAmerica Life.

AIG SunAmerica Life will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to AIG SunAmerica Life's Annuity Service Center, as follows:

       AIG SunAmerica Life Assurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 445-SUN2

----------------------------------------------------------------
----------------------------------------------------------------
         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
----------------------------------------------------------------
----------------------------------------------------------------

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to AIG SunAmerica Life's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for AIG SunAmerica Life's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of AIG SunAmerica Life in connection with the securities registered under this prospectus, AIG SunAmerica Life will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. AIG SunAmerica Life will be governed by final judgment of the issue. However, if in the opinion of AIG SunAmerica Life's counsel this issue has been determined by controlling precedent, AIG SunAmerica Life will not submit the issue to a court for determination.

 ----------------------------------------------------------------------
 ----------------------------------------------------------------------
                           TABLE OF CONTENTS
 ----------------------------------------------------------------------
 ----------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.................     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
   INDEMNIFICATION...............................................     2
 GLOSSARY........................................................     3
 HIGHLIGHTS......................................................     4
 FEE TABLES......................................................     5
       Owner Transaction Expenses................................     5
       Sales Charge..............................................     5
       Transfer Fee..............................................     5
       Contract Maintenance Fee..................................     5
       Annual Separate Account Expenses..........................     5
       Optional EstatePlus Fee...................................     5
       Portfolio Expenses........................................     5
 EXAMPLES........................................................     6
 THE POLARIS(II) A-CLASS VARIABLE ANNUITY........................     7
 PURCHASING A POLARIS(II) A-CLASS VARIABLE ANNUITY...............     7
       Allocation of Purchase Payments...........................     8
       Accumulation Units........................................     8
       Free Look.................................................     8
       Exchange Offers...........................................     9
 INVESTMENT OPTIONS..............................................     9
       Variable Portfolios.......................................     9
           Anchor Series Trust...................................     9
           SunAmerica Series Trust...............................     9
           Lord Abbett Series Fund, Inc..........................     9
           Van Kampen Life Investment Trust......................     9
           American Funds Insurance Series.......................     9
       Fixed Account Options.....................................    10
       Dollar Cost Averaging Fixed Accounts......................    10
       Asset Allocation Program..................................    11
       Transfers During the Accumulation Phase...................    11
       Dollar Cost Averaging.....................................    12
       Automatic Asset Rebalancing Program.......................    13
       Return Plus Program.......................................    13
       Voting Rights.............................................    13
       Substitution..............................................    14
 ACCESS TO YOUR MONEY............................................    14
       Systematic Withdrawal Program.............................    14
       Minimum Contract Value....................................    14
 DEATH BENEFIT...................................................    14
       Purchase Payment Accumulation Option......................    16
       Maximum Anniversary Option................................    16
       EstatePlus................................................    17
       Spousal Continuation......................................    18
 EXPENSES........................................................    18
       Separate Account Charges..................................    18
       Sales Charge..............................................    18
       Reducing Your Sales Charges...............................    19
       Letter of Intent..........................................    19
       Rights of Accumulation....................................    20
       Purchase Payments Subject to a Withdrawal Charge..........    20
       Investment Charges........................................    20
       Transfer Fee..............................................    20
       Optional EstatePlus Fee...................................    21
       Premium Tax...............................................    21
       Income Taxes..............................................    21
       Reduction or Elimination of Charges and Expenses, and
        Additional Amounts Credited..............................    21
 INCOME OPTIONS..................................................    21
       Annuity Date..............................................    21
       Income Options............................................    21
       Fixed or Variable Income Payments.........................    22
       Income Payments...........................................    22
       Transfers During the Income Phase.........................    22
       Deferment of Payments.....................................    22
       The Income Protector Feature..............................    22
 TAXES...........................................................    23
       Annuity Contracts in General..............................    24
       Tax Treatment of Distributions - Non-qualified
        Contracts................................................    24
       Tax Treatment of Distributions - Qualified Contracts......    24
       Minimum Distributions.....................................    25
       Tax Treatment of Death Benefits...........................    25
       Contracts Owned by a Trust or Corporation.................    25
       Gifts, Pledges and/or Assignments of a Non-Qualified
        Contract.................................................    26
       Diversification and Investor Control......................    26
 PERFORMANCE.....................................................    26
 OTHER INFORMATION...............................................    26
       AIG SunAmerica Life.......................................    26
       The Separate Account......................................    26
       The General Account.......................................    26
       Distribution of the Contract..............................    27
       Administration............................................    27
       Legal Proceedings.........................................    27
       Ownership.................................................    27
       Independent Accountants...................................    27
       Registration Statement....................................    27
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
   INFORMATION...................................................    28
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...................   A-1
 APPENDIX B -- MARKET VALUE ADJUSTMENT ("MVA")...................   B-1
 APPENDIX C -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.....
                                                                    C-1
 APPENDIX D -- HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE
   INCOME PROTECTOR FEATURE......................................   D-1
 ----------------------------------------------------------------------
 ----------------------------------------------------------------------
                                GLOSSARY
 ----------------------------------------------------------------------
 ----------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - AIG SunAmerica Life Assurance Company, AIG SunAmerica Life,
 we, us, the issuer of this annuity contract. Only "AIG SunAmerica
 Life" is a capitalized term in the prospectus.
 GROSS PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 LATEST ANNUITY DATE - Your 95th birthday or tenth contract
 anniversary, whichever is later.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").
 PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.
 QUALIFIED (CONTRACT) - A contract purchased with pre-tax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the American Funds Insurance Series, the Anchor
 Series Trust, the Lord Abbett Series Fund, Inc., the SunAmerica Series
 Trust and the Van Kampen Life Investment Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 American Funds Insurance Series, the Anchor Series Trust, the Lord
 Abbett Series Fund, Inc., the SunAmerica Series Trust and the Van
 Kampen Life Investment Trust. The underlying investment portfolio may be referred to as Underlying Funds.


ALL FINANCIAL REPRESENTATIVES THAT SELL THE CONTRACTS OFFERED BY THIS PROSPECTUS
                     ARE REQUIRED TO DELIVER A PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris(II) A-Class Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.


FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charge we deducted. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS(II) A-CLASS VARIABLE ANNUITY in the prospectus.



EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. Please see the FEE TABLE, PURCHASING A POLARIS(II) A-CLASS VARIABLE ANNUITY and EXPENSES in the prospectus.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.


INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.



AIG SUNAMERICA LIFE OFFERS SEVERAL VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES, CHARGES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.


  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES


                                             SALES CHARGE AS A
   INVESTMENT AMOUNT (AS DEFINED IN         PERCENTAGE OF GROSS
        SALES CHARGE SECTION)          PURCHASE PAYMENT INVESTMENT(1)
                                        ----------------------------
-----------------------------
  Less than $50,000...................             5.75%
  $50,000 but less than $100,000......             4.75%
  $100,000 but less than $250,000.....             3.50%
  $250,000 but less than $500,000.....             2.50%
  $500,000 but less than $1,000,000...             2.00%
  $1,000,000 or more..................            0.50%(2)


  TRANSFER FEE......................... No charge for the first 15 transfers each contract year; thereafter,
                                        the fee is $25 ($10 in
                                        Pennsylvania and Texas) per
                                        transfer

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING PORTFOLIO FEES AND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE..................................................  None

SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED DAILY AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSET VALUE)

    Mortality and Expense Risk Fees.......................  0.70%
    Distribution Expense Charge...........................  0.15%
    Optional EstatePlus Fee(3)............................  0.25%
                                                            -----
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..............  1.10%
                                                            =====


Footnotes to the Fee Tables



(1) Your Gross Purchase Payment may qualify for a reduced sales charge. SEE EXPENSES SECTION.



(2) A withdrawal charge of 0.50% applies to Gross Purchase Payments subject to a 0.50% sales charge if invested less than 12 months at the time of withdrawal.



(3) EstatePlus, an enhanced death benefit feature is optional. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%.


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIOS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

                               PORTFOLIO EXPENSES


TOTAL ANNUAL TRUST OPERATING EXPENSES                         MINIMUM   MAXIMUM
-------------------------------------                         -------   -------
(expenses that are deducted from Trust assets, including
management fees, 12b-1 fees, and other expenses)............   0.54%     1.66%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, separate account annual expenses, fees for optional features and fees and expenses of the underlying portfolios of the Trusts.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.10%, INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 1.66% AND A SALES CHARGE OF 5.75%)


(1) If you surrender your contract at the end of the applicable time period and you elect the optional Estate Plus (0.25%) feature:


 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $838      $1,382      $1,950      $3,487
---------------------------------------------
---------------------------------------------



(2) If you annuitize your contract at the end of the applicable time period:



 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $240        $737      $1,259      $2,682
---------------------------------------------
---------------------------------------------



(3) If you do not surrender your contract and you elect the optional Estate Plus (0.25%) feature:



 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $838      $1,382      $1,950      $3,487
---------------------------------------------
---------------------------------------------


MINIMUM EXPENSE EXAMPLES

(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 0.85% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.54% AND A SALES CHARGE OF 5.75%)


(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:


 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $708        $990      $1,292      $2,148
---------------------------------------------
---------------------------------------------



(2) If you annuitize your contract at the end of the applicable time period:



 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $133        $415        $717      $1,573
---------------------------------------------
---------------------------------------------



(3) If you do not surrender your contract and you do not elect any optional features:



 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $708        $990      $1,292      $2,148
---------------------------------------------
---------------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES


1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represented both fees at the separate account level as well as underlying portfolio fees. Additional information on the underlying portfolio fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume separate account charges as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

3. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  THE HISTORICAL ACCUMULATION VALUES ARE CONTAINED IN APPENDIX A -- CONDENSED
                             FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                    THE POLARIS(II) A-CLASS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss your purchase decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in portfolios which, like mutual funds, vary with market conditions. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.


Fixed account options earn interest at a rate set and guaranteed by AIG SunAmerica Life. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.


For more information on investment options available under this contract SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on the taxable portion of any withdrawal made prior to your reaching age 59 1/2.


AIG SunAmerica Life Assurance Company (AIG SunAmerica Life, The Company, us, we) issues the Polaris(II) A-Class Variable Annuity. When you purchase a Polaris(II) A-Class Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

----------------------------------------------------------------
----------------------------------------------------------------
                        PURCHASING A POLARIS(II) A-CLASS
                                VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Gross Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Gross Purchase Payment.

The following chart shows the minimum initial and subsequent Gross Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

-----------------------------------------------------------
                       Minimum Initial        Minimum
                        Gross Purchase    Subsequent Gross
                           Payment        Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------


We reserve the right to require company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by AIG SunAmerica Life and First SunAmerica Life Insurance Company, an affiliate of the Company, to the same owner to exceed these limits may also be subject to company pre-approval. For any contracts subject to these dollar amount reservations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract. We reserve the right to change the amount at which pre-approval is required at any time.



Once you have contributed at least the minimum initial Purchase Payment, you can establish an optional automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.00.



We may refuse any Gross Purchase Payment. In addition, we may not issue a contract to anyone age 86 or older. You may not elect Estate Plus if you are age 81 or older at the time of contract issue. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made.



We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefit.



You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. WE RESERVE THE RIGHT TO NOT RECOGNIZE ASSIGNMENTS IF IT CHANGES THE RISK PROFILE OF THE OWNER OF THE CONTRACT, AS DETERMINED IN OUR SOLE DISCRETION. Please see the Statement of Additional Information for details on the tax consequences of an assignment.


ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS BELOW.


In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our Annuity Service Center. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.


ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account funding the Polaris(II) A-Class variable annuity. We base the number of Accumulation Units you receive on the value of the Variable Portfolio as of the day we receive your money, if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.


We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. Determining the total value of money invested in a particular Variable Portfolio;

     2. Subtracting from that amount all applicable insurance charges; and

     3. Dividing this amount by the number of outstanding Accumulation Units at the end of the given NYSE business day.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:


     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Global Bond Portfolio. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Global Bond Portfolio.


Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK


You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. Generally, we will refund the value of your contract on the day we receive your request, plus the sales charge we deducted. The amount refunded may be more or less than the amount you originally invested.


Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period. If you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payment; or (2) the value of your contract plus the sales charge we deducted.


EXCHANGE OFFERS


From time to time, we may offer to allow you to exchange an older variable annuity issued by AIG SunAmerica Life or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica Life or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.


----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in shares of the American Funds Insurance Series, the Anchor Series Trust, the SunAmerica Series Trust, Lord Abbett Series Fund, Inc. and the Van Kampen Life Investment Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by AIG SunAmerica Life, and other affiliated/unaffiliated insurance companies. Neither AIG SunAmerica Life nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. AIG SAAMCo monitors the Trusts for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below:


     ANCHOR SERIES TRUST -- CLASS 1


Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust portfolios. Anchor Series Trust ("AST") has investment portfolios in addition to those listed below which are not available for investment under the contract.


     SUNAMERICA SERIES TRUST -- CLASS 1



Various subadvisers provide investment advice for the SunAmerica Series Trust portfolios. SunAmerica Series Trust ("SAST") has investment portfolios in addition to those listed below which are not available for investment under the contract.



     LORD ABBETT SERIES FUND, INC. -- CLASS VC


Lord Abbett & Co. provides investment advice for the Lord Abbett Series Fund, Inc. portfolios. Lord Abbett Series Fund, Inc. ("LASF") has investment portfolios in addition to those listed below that are not available for investment under the contract.


     VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II


Van Kampen Asset Management Inc. provides investment advice for the Van Kampen Life Investment Trust ("VKT") portfolios. Van Kampen Life Investment Trust has investment portfolios in addition to those listed here which are not available for investment under the contract.


     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2


Capital Research and Management Company provides investment advice for the American Funds Insurance Series ("AFIS") portfolios. American Funds Insurance Series has investment portfolios in addition to those listed here that are not available for investment under the contract.

STOCKS:
 MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

      - Aggressive Growth Portfolio                                         SAST


      - Blue Chip Growth Portfolio                                          SAST


      - "Dogs" of Wall Street Portfolio*                                    SAST


      - Growth Opportunities Portfolio                                      SAST

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

      - Alliance Growth Portfolio                                           SAST


      - Global Equities Portfolio                                           SAST


      - Growth-Income Portfolio                                             SAST

  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
      - American Funds Global Growth Portfolio                              AFIS
      - American Funds Growth Portfolio                                     AFIS
      - American Funds Growth-Income Portfolio                              AFIS

  MANAGED BY DAVIS ADVISORS


      - Davis Venture Value Portfolio                                       SAST


      - Real Estate Portfolio                                               SAST


  MANAGED BY FEDERATED EQUITY MANAGEMENT


      - Federated American Leaders Portfolio*                               SAST


      - Telecom Utility Portfolio                                           SAST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Goldman Sachs Research Portfolio                                    SAST

  MANAGED BY LORD ABBETT & CO.
      - LASF Growth and Income Portfolio                                    LASF
      - LASF Mid-Cap Value                                                  LASF
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

      - MFS Massachusetts Investors Trust Portfolio SAST


      - MFS Mid-Cap Growth Portfolio                                        SAST


  MANAGED BY PUTNAM INVESTMENT MANAGEMENT LLC


      - Emerging Markets Portfolio                                          SAST


      - International Growth & Income Portfolio                             SAST


      - Putnam Growth: Voyager Portfolio                                    SAST

 MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT INC.

      - International Diversified Equities Portfolio+  SAST


      - Technology Portfolio+                                               SAST


      - Van Kampen LIT Comstock Portfolio, Class II Shares*                  VKT

      - Van Kampen LIT Emerging Growth Portfolio, Class II Shares            VKT
      - Van Kampen LIT Growth and Income Portfolio, Class II Shares          VKT
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
BALANCED:
 MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

      - SunAmerica Balanced Portfolio                                       SAST

  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
      - American Funds Asset Allocation Portfolio                           AFIS
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

      - MFS Total Return Portfolio                                          SAST

  MANAGED BY WM ADVISORS, INC.

      - Asset Allocation Portfolio                                           AST

BONDS:
 MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

      - High-Yield Bond Portfolio                                           SAST


  MANAGED BY FEDERATED INVESTMENT MANAGEMENT


      - Corporate Bond Portfolio                                            SAST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.

      - Global Bond Portfolio                                               SAST

  MANAGED BY VAN KAMPEN

      - Worldwide High Income Portfolio                                     SAST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Government & Quality Bond Portfolio                                  AST
CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC

      - Cash Management Portfolio                                           SAST



* "Dogs" of Wall Street is an equity fund seeking total return. Federated American Leaders is an equity fund seeking growth of capital and income. Van Kampen LIT Comstock is an equity fund seeking capital growth and income.



+ Morgan Stanley Investment Management, Inc., the subadviser for these portfolios, does business in certain instances using the name Van Kampen.


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS


Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in our sole discretion and we reserve the right to change the FAGPs that we make available at any time, unless state law requires us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.


There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

     Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

     Current Rate: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

     Renewal Rate: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.


When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact us within 30 days after the end of the current interest guarantee period and instruct us as to where you would like the money invested. We do not contact you. If we do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.



All FAGPs may not be available in all states. At any time we are crediting the guaranteed minimum interest rate specified in your contract to the fixed accounts, we reserve the right to restrict transfers and Purchase Payments into the FAGPs. We may also offer Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING below for more details.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in DCAFAs, if available. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in our sole discretion and we reserve the right to change to DCAFAs that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING below for more information.


ASSET ALLOCATION PROGRAM

PROGRAM DESCRIPTION

The asset allocation program is offered to help you diversify your investment across various asset classes. Each of the models is comprised of a carefully selected combination of Variable Portfolios with allocation amongst the various asset classes based on historical asset class performance to meet stated investment time horizons and risk tolerances.

ENROLLING IN THE PROGRAM


You may enroll in the program by selecting the model as well as any program options on the product application form. If you already own a policy, you must complete and submit a program election form. You and your financial representative determine the model most appropriate for you. You may discontinue investment in the program at any time with a written request, telephone or internet instructions, subject to our rules.



You may also choose to invest gradually into a model through the dollar cost averaging program. You may only invest in one model at a time. You may invest in investment options outside your selected model but only in those Variable Portfolios that are not utilized in the model you selected. A transfer into or out of one of the Variable Portfolios in your model, outside of the specifications in the model will effectively terminate your participation in the program. There is no fee for participating in this program.


WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected model unless otherwise instructed by you. If you choose to make a non-proportional withdrawal from the Variable Portfolio in the model, your investment may no longer be consistent with the model's intended objectives.

Withdrawals may be subject to a withdrawal charge. Withdrawals may be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

KEEPING YOUR PROGRAM ON TARGET

  REBALANCING

You can elect to have your contract rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those investment options within each model will be rebalanced. An investment not included in the model can not be rebalanced.

  ANNUAL RE-EVALUATION


Each year, on or about March 31, the allocations in every model are re-evaluated and updated to assure that the investment objectives remain consistent. The percentage allocations within each model may change and investment options may be added to or deleted from a model as a result of the annual re-evaluation. We will automatically rebalance your investment according to the reevaluation allocations each year at or around March 31. If you choose not to participate in the re-evaluation part of this program, you must contact the Annuity Service Center. Some broker-dealers require that you consent to the re-evaluation each year and will not allow us to automatically rebalance your contract in accordance with the re-evaluated models. Please check with your financial representative to determine the protocol for his/her firm.


IMPORTANT INFORMATION

Using an asset allocation methodology does not guarantee greater or more consistent returns. Historical market and asset class performance may differ in the future from the historical performance upon which the models are built. Also, allocation to a single asset class may outperform a model, so that you could have been better off in an investment option or options representing a single asset class than in a model. However, such a strategy involves a greater degree of risk because of the concentration of like securities in a single asset class.

The models represent suggested allocations which are provided as general guidance. You should work with your financial representative to assist you in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk comfort level. Information concerning availability of the program and the specific models can be obtained from your financial representative.

We have the right to modify, suspend or terminate the Asset Allocation Program at any time.


TRANSFERS DURING THE ACCUMULATION PHASE



During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well. We will process any transfer request as of the day we receive it in good order if the request is received before the New York Stock Exchange ("NYSE") closes, generally at 1:00 p.m. Pacific Time. If the transfer request is received after the NYSE closes, the request will be processed on the next business day.



This product is not designed for professional organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These types of trading strategies can be disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors.



In connection with our efforts to control harmful trading, we may monitor your trading activity. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios and/or available fixed accounts reflect a potentially harmful trading strategy, we reserve the right to take action to protect other investors. Such action may include, but may not be limited to, restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer capability in accordance with state and federal rules and regulations. We will notify you, in writing, if we determine in our sole discretion that we must terminate your transfer privileges. Some of the factors we may consider when determining our transfer policies and/or other transfer restrictions may include, but are not limited to:



     - the number of transfers made in a defined period;



     - the dollar amount of the transfer;



     - the total assets of the Variable Portfolio involved in the transfer;



     - the investment objectives of the particular Variable Portfolios involved in your transfers; and/or



     - whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.



Subject to our rules, restrictions and policies, you may request transfers of your account value between the Variable Portfolios and/or the available fixed account options by telephone or through AIG SunAmerica's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. We allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year.



Transfers resulting from your participation in the DCA or Asset Rebalancing programs do not count against your 15 free transfers per contract year.



All transfer request in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary. Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers for the U.S. Mail requirement.



We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.



For information regarding transfers during the Income Phase, see INCOME OPTIONS below.



We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.


DOLLAR COST AVERAGING


The DCA program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage from one Variable Portfolio (source accounts) to any other Variable Portfolio (target account). If available, you may systematically transfer interest earned in available fixed account guarantee periods ("FAGPs") into any of the Variable Portfolios on certain periodic schedules offered by us. You may change or terminate these systematic transfers by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service. Transfers may occur on certain periodic schedules, such as monthly or weekly and count against your 15 free transfers per contract year. You may change the frequency to other available options at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account. FAGPs are not available as target accounts for the DCA program. There is no fee for participating in the DCA program.


We may also offer the DCAFAs exclusively to facilitate this program for a specified period. The DCAFAs only accept new Purchase Payments. You cannot transfer money already in your contract into these options. When you allocate a Purchase Payment into a DCAFA, your money is transferred into the Variable Portfolios over the selected time period at an offered frequency of your choosing. You cannot change the option or the frequency of transfers once selected.

For example, if you allocate $1,000 to a DCAFA and you select monthly transfers, we completely transfer all of your money to the selected investment options over an equal period of months.

You may terminate your DCA program at any time. If money remains in the DCAFAs, we transfer the remaining money according to your instructions or to your current allocation on file. Transfers resulting from a termination of this program do not count towards your 18 free transfers.


The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit nor guarantee against a loss. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six months. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
    MONTH           UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

AUTOMATIC ASSET REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.


At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year. There is no charge to participate in this program.



We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.


RETURN PLUS PROGRAM



The Return Plus Program, available if we are offering FAGPs, allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice. There is no charge to participate in this program.


We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option after we deduct sales charges. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS


AIG SunAmerica Life is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION


We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your contract by making a partial or total withdrawal; and/or by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.


Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. If you withdraw your entire contract value, we also deduct premium taxes if applicable. SEE EXPENSES BELOW.



Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in your contract is at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option(s) in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program you may choose to take monthly, quarterly, semiannual or annual payments from your contract. Electronic transfer of these funds to your bank account is available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and a MVA may apply.

We reserve the right to modify, suspend or terminate this program at any time.


MINIMUM CONTRACT VALUE


Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract value to you.


----------------------------------------------------------------
----------------------------------------------------------------
                                 DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------


If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefit options described below. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:


     1. a certified copy of the death certificate; or
     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
     3. a written statement by a medical doctor who attended the deceased at the time of death; or
     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

If a Beneficiary does not elect a specific form of a payout within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.


If the Beneficiary is the spouse of the deceased original owner, he or she can elect to continue the contract. SEE SPOUSAL CONTINUATION BELOW.


The death benefit may be paid immediately in the form of a lump sum payment or paid under one of the available Income Options. PLEASE SEE INCOME OPTIONS BELOW. A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.



  EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS



The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take distributions in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.



Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the five-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).



Please consult your tax advisor regarding tax implications and your particular circumstances.



  DEFINED TERMS


The term Net Purchase Payment is used frequently in explaining these death benefit options. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.


To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.


The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

IF YOU PURCHASED YOUR CONTRACT ON OR AFTER JUNE 1, 2004, SUBJECT TO STATE AVAILABILITY THE FOLLOWING DEATH BENEFIT PROVISIONS APPLY:



OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION



If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:



     1.  Contract value; or



     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death plus Net Purchase Payments received after the 75th birthday but prior to the 86th birthday; or



     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus Net Purchase Payments received between the seventh contract anniversary but prior to the 86th birthday.



     4. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of the withdrawal.



The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.



OPTION 2 -- MAXIMUM ANNIVERSARY OPTION



If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:



     1.  Contract value; or



     2. Gross Purchase Payments received prior to your 86th birthday, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of the withdrawal; or



     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary plus any Net Purchase Payments since that anniversary but prior to your 86th birthday; and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.



If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is greater of:



     1.  Contract value; or



     2.  The lesser of:



          a. Gross Purchase Payments received prior to your 86th birthday, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of the withdrawal; or



          b.  125% of Contract Value.



If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of contract issue.



For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life Insurance Company to the same owner are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.



IF YOUR PURCHASED YOUR CONTRACT BETWEEN OCTOBER 24, 2001 AND MAY 31, 2004, THE FOLLOWING DEATH BENEFIT PROVISIONS APPLY:


OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments reduced by any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

     3. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals in the same proportion that the Gross Withdrawal reduced contract value on the date of the Gross Withdrawal; or

     4. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each Gross Withdrawal recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.


The Purchase Payment Accumulation option may not be available to Washington state policyowners. Please check with your financial representative for availability.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments reduced by any withdrawal in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The death benefit options on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.

ESTATEPLUS

EstatePlus is an optional benefit that, if selected, may increase your death benefit amount. If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or Maximum Anniversary options. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Percentage.

The table below provides the details if you were age 69 or younger at the time we issue your contract:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Net Purchase
                                        Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Net Purchase
                                        Payments*
-------------------------------------------------------------

If you are between your 70th and 81st birthday at the time we issue your contract the table below shows the available EstatePlus benefit:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 All Contract      25% of earnings      40% of Net
 Years                                  Purchase Payments*
-------------------------------------------------------------

* Purchase Payments received after the 5(th) contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a 0.25% fee for EstatePlus. On a daily basis we deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.


EstatePlus is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from EstatePlus if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The EstatePlus benefit is not available after the latest Annuity Date. You may pay for the EstatePlus benefit and your beneficiary may never receive the benefit if you live past the latest Annuity Date. SEE INCOME OPTIONS BELOW.



EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. See your financial representative for information regarding availability.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATEPLUS BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios or MVA fixed accounts, they will be subject to investment risk as was the original owner.


Upon the spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations, except as explained in Appendix C.



Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of EstatePlus. We will terminate EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If EstatePlus is terminated or if the Continuing Spouse dies after the Latest Annuity Date, no EstatePlus benefit will be payable. The age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. SEE APPENDIX C FOR FURTHER EXPLANATION OF THE DEATH BENEFIT CALCULATIONS FOLLOWING A SPOUSAL CONTINUATION.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the sales, insurance or withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.


SEPARATE ACCOUNT CHARGES


The amount of this charge is 0.85% annually, of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. There is no separate account charge deducted from amounts allocated to the fixed account options.


The separate account charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by AIG SunAmerica Life.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The separate account charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.


SALES CHARGE


We may apply an up-front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1. The sum of:

        (a) the Gross Purchase Payment amount;

        (b) the current contract value of this contract; and

        (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or

     2. The amount, if any, you agree to contribute to this contract and your eligible related contracts over a 13-month period as designated by you in a Letter of Intent (described below).

A list of eligible related contracts and mutual funds can be obtained from your investment representative.


------------------------------------------------------------
                                     SALES CHARGE AS A
                                PERCENTAGE OF GROSS PURCHASE
       INVESTMENT AMOUNT              PAYMENT INVESTED
------------------------------------------------------------
  Less than $ 50,000                       5.75%
  $ 50,000 - $ 99,999                      4.75%
  $100,000 - $249,999                      3.50%
  $250,000 - $499,999                      2.50%
  $500,000 - $999,999                      2.00%
  $1,000,000 or more                       0.50%*
------------------------------------------------------------

* Additionally, a withdrawal charge of 0.50% applies to gross purchase payments subject to a 0.50% sales charge if invested less than 12 months at the time of withdrawal. SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE BELOW.

We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.

REDUCING YOUR SALES CHARGES

Our Letter of Intent and Rights of Accumulation features allow you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.

Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisors utilizing fee based services. SEE REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES AND ADDITIONAL AMOUNTS CREDITED BELOW.

LETTER OF INTENT

The Letter of Intent feature lets you establish an investment goal up-front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.


Gross Purchase Payments made to your Polaris(II) A-Class contract and Purchase Payments made to any eligible related contract count towards your investment goal. Additionally, Gross Purchase Payments made to your Polaris(II) A-Class contract and Purchase Payments made to any eligible related contract within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your Polaris(II) A-Class contract) may count towards meeting your investment goal. If you use prior Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Purchase Payment. If you wish to use prior Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Purchase Payments at the time you submit your Letter of Intent.

     EXAMPLE:


     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for each Gross Purchase Payment would have been 5.75%.



You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must check the corresponding box on the application and complete the appropriate form. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.



You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your Polaris(II) A-Class contract and purchase payments made to any eligible related contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal or Rights of Accumulation privileges. The charges are deducted from your investment options in the same proportion as their values are to your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.


You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

The Letter of Intent feature may not be available in all states. Please contact your investment representative regarding the availability of this feature in your state.

We reserve the right to modify, suspend or terminate this program at any time.

RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than your Polaris(II) A-Class contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross

Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds.

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.

     EXAMPLE:


     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.


Certain Rights of Accumulation privileges may not be available in your state. Please contact your financial representative regarding the availability of this feature in your state.

We reserve the right to modify, suspend or terminate this program at any time.

PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE

Each Gross Purchase Payment qualifying for a sales charge of 0.50% (that is, your investment amount is $1,000,000 or more) remains subject to a withdrawal charge of 0.50%. The withdrawal charge applies to such Gross Purchase Payment or any portion of it withdrawn if invested less than 12 months prior to such withdrawal.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract, we deduct any applicable sales charge from the amount withdrawn.


We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We will not assess a withdrawal charge when you switch to the Income Phase, except when you elect to receive income payments using the Income Protector program. If you elect to receive income payments using the Income Protector program, we assess any applicable withdrawal charge when calculating your Income Benefit Base. SEE INCOME OPTIONS BELOW.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW.

INVESTMENT CHARGES

     INVESTMENT MANAGEMENT FEES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. For more detailed information on these investment charges, refer to the prospectuses for the Trusts which are attached.

     12b-1 FEES


Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SunAmerica Series Trust ("SST"), under the distribution plan which is applicable to all classes of shares, recaptured brokerage commissions will be used to make payments to AIG SunAmerica Capital Services, Inc., the SST's Distributor, to pay for various distribution activities on behalf of the SST Portfolios. These distribution fees will not increase the cost of your investment or affect your return.


In addition, the 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust and Class 2 shares of the American Funds Insurance Series is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Investment Management Charges, refer to the prospectuses for the American Funds Insurance Series, Anchor Series Trust, SunAmerica Series Trust, Lord Abbett Series Fund, Inc. and/or Van Kampen Life Investment Trust.

TRANSFER FEE


We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ABOVE.


OPTIONAL ESTATEPLUS FEE

We charge 0.25% for the EstatePlus feature. On a daily basis, we deduct this charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

PREMIUM TAX


Certain states charge the Company a tax on the premiums you pay into the contract ranging from 0% to 3.5%. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

INCOME TAXES


We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED


Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.


In addition, financial planners, institutions, broker-dealer representatives or registered investment advisors utilizing the contract in fee-based investment products pursuant to an agreement with the Distributor, may purchase a version of Polaris(II) A-Class without incurring a front-end and/or contingent deferred sales load.

AIG SunAmerica Life may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.
----------------------------------------------------------------
----------------------------------------------------------------
                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot access your money through a withdrawal or surrender.
Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later (latest Annuity Date). If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

Currently, this contract offers five standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments based on joint lives, we pay according to Option 3, for a period of 10 years.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years or 20 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period, ranging from 5 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. Any applicable withdrawal charges will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

For more information regarding Income Options using the Income Protector feature, please see below.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable unless otherwise elected. If income payments are fixed, AIG SunAmerica Life guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity Date your income payments vary depending on four things:

     - for life options, your age when payments begin and in most states, if a Non-qualified contract, your gender; and

     - the value of your contract in the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your income payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. See also ACCESS TO YOUR MONEY above.

THE INCOME PROTECTOR FEATURE

The Income Protector feature is a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. With the Income Protector feature you know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions.


The Income Protector is a standard feature of your contract. There is no additional charge associated with this feature. This feature may not be available in your state. Check with your financial representative regarding availability.


We reserve the right to modify, suspend or terminate the Income Protector feature at any time.


HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME


We base the amount of minimum income available to you if you elect to receive income payments using the Income Protector feature upon a calculation we call the income benefit base.

The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector feature ONLY within the 30 days after the seventh or later contract anniversary.

The contract anniversary prior to your election to begin receiving income payments is your income benefit date. This is the date as of which we calculate your income benefit base to use in determining your guaranteed minimum fixed retirement income. Your final income benefit base is equal to (a) minus (b) where:

     (a) is equal to your income benefit base as of your income benefit date, and;

     (b) is equal to any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as the income benefit date, and any applicable premium taxes.

To arrive at the minimum guaranteed retirement income available to you we apply to your final income benefit base the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive that income annually, semi-annually quarterly or monthly for the time guaranteed under your selected income option. The income options available when using the income protector feature to receive your retirement income are:

     - Life Annuity with 10 Years Guaranteed, or

     - Joint and Survivor Life Annuity with 20 Years Guaranteed


At the time you elect to begin receiving income payments, we will calculate your income payments using both your income benefit base and your contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount. You are not required to use the Income Protector feature to receive income payments.


If a Spousal Beneficiary elects to continue the contract upon the death of the original owner, the Income Protector feature will continue. The Continuation Contribution is not a purchase payment and therefore will not impact the income benefit base calculation. The waiting period before electing to use the Income Protector feature will be counted from the original issue date of the contract.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option which does not exceed your life expectancy. That restriction, if it applies to you, may limit your ability to use the Income Protector feature.

You may wish to consult your tax advisor for information concerning your particular circumstances. SEE APPENDIX D FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

----------------------------------------------------------------
----------------------------------------------------------------
                                     TAXES


----------------------------------------------------------------
----------------------------------------------------------------


NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.



ANNUITY CONTRACTS IN GENERAL



The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.



TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS



If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.



TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)



Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.



Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.



MINIMUM DISTRIBUTIONS



Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you separate from service from the employer sponsoring the plan. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.



You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



The IRS issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.



TAX TREATMENT OF DEATH BENEFITS



Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.



Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.



If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.



CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.



The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL



The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.


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                                  PERFORMANCE
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We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.


When we advertise performance for periods prior to the date the particular variable portfolio was incepted through the separate account, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.



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                               OTHER INFORMATION
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AIG SUNAMERICA LIFE
AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.

AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Corp., and the AIG Advisors Group, Inc. (comprising six wholly-owned broker-dealers and two investment advisers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.

THE SEPARATE ACCOUNT

AIG SunAmerica Life originally established a separate account, Variable Annuity Account Seven ("separate account"), under Arizona law on August 28, 1998. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

AIG SunAmerica Life owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of AIG SunAmerica Life. Assets in the separate account are not guaranteed by AIG SunAmerica Life.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into AIG SunAmerica Life's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica Life contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.


PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT



  PAYMENTS TO BROKER-DEALERS



Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). We pay upfront Contract Commissions that may be up to a maximum 5% of each Gross Purchase Payment you invest and a trail commission of up to a maximum 0.75% of contract value, annually. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.



We (or our affiliates) may pay broker-dealers or permitted third parties cash or non-cash compensation, including reimbursement of expenses incurred in connection with the sale of these contracts. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management or longevity of assets invested with Us. For example, we may pay additional amounts in connection with contracts that remain invested with us for a particular period of time. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. Promotional incentives may change at any time.



The sales charges on your contract cover the cost of the Contract Commission. Other amounts that we may pay are not deducted from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract. Certain compensation payments may increase our cost of doing business in a particular firm and may result in higher contractual fees and charges if you purchase your contract through such a firm. See EXPENSES,above.



AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.



  PAYMENTS WE RECEIVE



In addition to amounts received pursuant to established 12b-1 Plans, we may receive compensation of up to 0.50% from the investment advisers, subadvisers or their affiliates of certain of the underlying Trusts and/or portfolios for services related to the availability of the underlying portfolios in the contract. Furthermore, certain advisers and/or subadvisers may offset the costs we incur for training to support sales of the underlying funds in the contract.


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.


It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.


LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. AIG SunAmerica Life and its subsidiaries engage in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets nor are they material with respect to the separate account.

OWNERSHIP


The Polaris(II) A-Class Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.


INDEPENDENT ACCOUNTANTS


The consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of Variable Annuity Account Seven at April 30, 2003, and for each of the two years in the period ended April 30, 2003 are incorporated by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

----------------------------------------------------------------
----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Separate Account..............................      3
General Account...............................      3
Performance Data..............................      4
Income Payments...............................     11
Death Benefit Options for Contracts Issued         12
  Before October 24, 2001.....................
Annuity Unit Values...........................     14
Taxes.........................................     17
Distribution of Contracts.....................     23
Financial Statements..........................     23

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                           INCEPTION TO         4/30/00 TO        4/30/01 TO        4/30/02 TO
            POLARIS II A-CLASS PORTFOLIOS                     4/30/00             4/30/01           4/30/02           4/30/03
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 10/28/99)
  Beginning AUV.......................................          10.00          (a)      14.03    (a)     11.590    (a)      9.861
                                                                               (b)      12.97    (b)     11.585    (b)      9.822
  Ending AUV..........................................          14.03          (a)      11.59    (a)      9.861    (a)      8.681
                                                                               (b)      11.59    (b)      9.822    (b)      8.625
  Ending Number of AUs................................        226,697          (a)  1,301,826    (a)  2,010,220    (a)  2,242,839
                                                                               (b)     11,589    (b)    112,490    (b)    193,637
---------------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond (Inception Date -
  12/16/99)
  Beginning AUV.......................................          10.00          (a)      10.13    (a)     11.181    (a)     11.876
                                                                               (b)      11.09    (b)     11.175    (b)     11.840
  Ending AUV..........................................          10.13          (a)      11.18    (a)     11.876    (a)     12.783
                                                                               (b)      11.18    (b)     11.840    (b)     12.713
  Ending Number of AUs................................         10,743          (a)    142,268    (a)    429,130    (a)  1,104,627
                                                                               (b)      2,041    (b)     22,384    (b)     71,303
---------------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date - 11/1/99)
  Beginning AUV.......................................          10.00          (a)      11.95    (a)     10.256    (a)      9.065
                                                                               (b)      11.29    (b)     10.251    (b)      9.037
  Ending AUV..........................................          11.95          (a)      10.26    (a)      9.065    (a)      7.685
                                                                               (b)      10.25    (b)      9.037    (b)      7.643
  Ending Number of AUs................................         93,965          (a)    563,506    (a)  1,102,754    (a)  1,319,642
                                                                               (b)      6,206    (b)     55,407    (b)     97,032
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date - 11/1/99)
  Beginning AUV.......................................          10.00          (a)      14.14    (a)     10.166    (a)      7.753
                                                                               (b)      11.78    (b)     10.162    (b)      7.740
  Ending AUV..........................................          14.14          (a)      10.17    (a)      7.753    (a)      6.307
                                                                               (b)      10.16    (b)      7.740    (b)      6.281
  Ending Number of AUs................................         49,324          (a)    207,783    (a)    207,493    (a)    142,222
                                                                               (b)        365    (b)      1,492    (b)      6,373
---------------------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date - 10/28/99)
  Beginning AUV.......................................          10.00          (a)      11.75    (a)      8.502    (a)      6.812
                                                                               (b)       9.76    (b)      8.498    (b)      6.791
  Ending AUV..........................................          11.75          (a)       8.50    (a)      6.812    (a)      5.728
                                                                               (b)       8.50    (b)      6.791    (b)      5.697
  Ending Number of AUs................................        423,804          (a)  2,004,620    (a)  2,695,963    (a)  2,297,444
                                                                               (b)     10,150    (b)    111,553    (b)    133,969
---------------------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception Date - 11/12/99)
  Beginning AUV.......................................          10.00          (a)      10.34    (a)      9.975    (a)      9.613
                                                                               (b)      10.35    (b)      9.975    (b)      9.590
  Ending AUV..........................................          10.34          (a)       9.97    (a)      9.613    (a)      9.320
                                                                               (b)       9.97    (b)      9.590    (b)      9.274
  Ending Number of AUs................................         14,781          (a)    112,976    (a)    245,567    (a)    246,399
                                                                               (b)         --    (b)     23,126    (b)     24,587
---------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date - 9/5/00)
  Beginning AUV.......................................            N/A          (a)      10.00    (a)      7.109    (a)      5.642
                                                                               (b)       8.03    (b)      7.105    (b)      5.625
  Ending AUV..........................................            N/A          (a)       7.11    (a)      5.642    (a)      4.604
                                                                               (b)       7.10    (b)      5.625    (b)      4.578
  Ending Number of AUs................................            N/A          (a)     30,980    (a)    109,746    (a)    155,299
                                                                               (b)        335    (b)     10,661    (b)      9,776
---------------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date - 11/29/99)
  Beginning AUV.......................................          10.00          (a)      10.20    (a)     10.707    (a)     10.891
                                                                               (b)      10.60    (b)     10.710    (b)     10.886
  Ending AUV..........................................          10.20          (a)      10.71    (a)     10.891    (a)     10.923
                                                                               (b)      10.71    (b)     10.886    (b)     10.891
  Ending Number of AUs................................          3,737          (a)     58,423    (a)    171,876    (a)    321,915
                                                                               (b)        495    (b)      5,858    (b)     43,742
---------------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date - 12/27/99)
  Beginning AUV.......................................          10.00          (a)      10.01    (a)     10.740    (a)     11.343
                                                                               (b)      10.64    (b)     10.734    (b)     11.305
  Ending AUV..........................................          10.01          (a)      10.74    (a)     11.343    (a)     12.402
                                                                               (b)      10.73    (b)     11.305    (b)     12.330
  Ending Number of AUs................................          3,500          (a)     87,233    (a)    208,179    (a)    428,783
                                                                               (b)         90    (b)     40,808    (b)     62,702
---------------------------------------------------------------------------------------------------------------------------------
(a) Without election of optional EstatePlus feature.
(b) With election of optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

                                                           INCEPTION TO         4/30/00 TO        4/30/01 TO        4/30/02 TO
            POLARIS II A-CLASS PORTFOLIOS                     4/30/00             4/30/01           4/30/02           4/30/03
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date - 10/28/99)
  Beginning AUV.......................................          10.00          (a)      11.61    (a)     10.816    (a)      9.889
                                                                               (b)      11.59    (b)     10.807    (b)      9.857
  Ending AUV..........................................          11.61          (a)      10.82    (a)      9.889    (a)      8.635
                                                                               (b)      10.81    (b)      9.857    (b)      8.585
  Ending Number of AUs................................        353,493          (a)  1,957,911    (a)  3,277,861    (a)  3,552,389
                                                                               (b)     16,912    (b)    167,991    (b)    274,799
---------------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date - 1/3/00)
  Beginning AUV.......................................          10.00          (a)       9.51    (a)     10.714    (a)     11.602
                                                                               (b)      10.18    (b)     10.714    (b)     11.592
  Ending AUV..........................................           9.51          (a)      10.71    (a)     11.602    (a)     10.025
                                                                               (b)      10.71    (b)     11.592    (b)      9.991
  Ending Number of AUs................................          3,381          (a)     30,007    (a)     69,011    (a)     74,185
                                                                               (b)         --    (b)      1,004    (b)     11,035
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception Date - 11/10/99)
  Beginning AUV.......................................          10.00          (a)      11.53    (a)      8.062    (a)      8.844
                                                                               (b)       9.07    (b)      8.072    (b)      8.832
  Ending AUV..........................................          11.53          (a)       8.06    (a)      8.844    (a)      7.355
                                                                               (b)       8.07    (b)      8.832    (b)      7.327
  Ending Number of AUs................................         16,356          (a)    152,174    (a)    132,773    (a)    102,396
                                                                               (b)      2,733    (b)      6,718    (b)     10,925
---------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders (Inception Date - 11/1/99)
  Beginning AUV.......................................          10.00          (a)      10.03    (a)     10.676    (a)      9.858
                                                                               (b)      10.78    (b)     10.674    (b)      9.829
  Ending AUV..........................................          10.03          (a)      10.68    (a)      9.858    (a)      8.200
                                                                               (b)      10.67    (b)      9.829    (b)      8.156
  Ending Number of AUs................................         49,962          (a)    227,673    (a)    469,139    (a)    560,019
                                                                               (b)        206    (b)     21,853    (b)     24,706
---------------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date - 11/29/99)
  Beginning AUV.......................................          10.00          (a)      10.20    (a)     11.015    (a)     11.307
                                                                               (b)      10.92    (b)     11.012    (b)     11.275
  Ending AUV..........................................          10.20          (a)      11.01    (a)     11.307    (a)     12.105
                                                                               (b)      11.01    (b)     11.275    (b)     12.040
  Ending Number of AUs................................          1,149          (a)     17,170    (a)     45,752    (a)     74,019
                                                                               (b)         44    (b)      4,201    (b)      6,954
---------------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date - 11/8/99)
  Beginning AUV.......................................          10.00          (a)      11.70    (a)      8.651    (a)      7.071
                                                                               (b)       9.90    (b)      8.647    (b)      7.051
  Ending AUV..........................................          11.70          (a)       8.65    (a)      7.071    (a)      5.740
                                                                               (b)       8.65    (b)      7.051    (b)      5.710
  Ending Number of AUs................................         81,597          (a)    506,012    (a)    628,393    (a)    477,240
                                                                               (b)      2,756    (b)      9,687    (b)      9,781
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception Date - 8/1/00)
  Beginning AUV.......................................            N/A          (a)      10.00    (a)      8.715    (a)      6.088
                                                                               (b)       9.76    (b)      8.716    (b)      6.072
  Ending AUV..........................................            N/A          (a)       8.72    (a)      6.088    (a)      5.244
                                                                               (b)       8.72    (b)      6.072    (b)      5.216
  Ending Number of AUs................................            N/A          (a)     31,175    (a)     80,348    (a)     76,812
                                                                               (b)        326    (b)      7,463    (b)     10,045
---------------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date - 11/1/99)
  Beginning AUV.......................................          10.00          (a)      11.39    (a)      9.513    (a)      8.093
                                                                               (b)      10.42    (b)      9.507    (b)      8.069
  Ending AUV..........................................          11.39          (a)       9.51    (a)      8.093    (a)      6.979
                                                                               (b)       9.51    (b)      8.069    (b)      6.941
  Ending Number of AUs................................        335,543          (a)  1,673,087    (a)  2,296,734    (a)  1,743,668
                                                                               (b)      8,279    (b)    107,132    (b)    109,068
---------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date - 8/22/00)
  Beginning AUV.......................................            N/A          (a)      10.00    (a)      6.857    (a)      5.010
                                                                               (b)       8.60    (b)      6.857    (b)      5.241
  Ending AUV..........................................            N/A          (a)       6.86    (a)      5.010    (a)      3.637
                                                                               (b)       6.86    (b)      5.241    (b)      3.833
  Ending Number of AUs................................            N/A          (a)     54,857    (a)     75,693    (a)     48,013
                                                                               (b)         --    (b)          5    (b)        317
---------------------------------------------------------------------------------------------------------------------------------
(a) Without election of optional EstatePlus feature.
(b) With election of optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

                                                           INCEPTION TO         4/30/00 TO        4/30/01 TO        4/30/02 TO
            POLARIS II A-CLASS PORTFOLIOS                     4/30/00             4/30/01           4/30/02           4/30/03
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date - 11/29/99)
  Beginning AUV.......................................          10.00          (a)      10.06    (a)      9.299    (a)      8.744
                                                                               (b)       9.71    (b)      9.299    (b)      8.728
  Ending AUV..........................................          10.06          (a)       9.30    (a)      8.744    (a)      9.005
                                                                               (b)       9.30    (b)      8.728    (b)      8.965
  Ending Number of AUs................................         13,058          (a)     91,018    (a)    182,420    (a)    267,960
                                                                               (b)         --    (b)      5,112    (b)     18,202
---------------------------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date -
  11/23/99)
  Beginning AUV.......................................          10.00          (a)       9.87    (a)      7.958    (a)      6.634
                                                                               (b)       8.63    (b)      7.953    (b)      6.614
  Ending AUV..........................................           9.87          (a)       7.96    (a)      6.634    (a)      4.641
                                                                               (b)       7.95    (b)      6.614    (b)      4.616
  Ending Number of AUs................................         30,627          (a)    139,489    (a)    216,629    (a)    204,331
                                                                               (b)        656    (b)      1,943    (b)      1,550
---------------------------------------------------------------------------------------------------------------------------------
International Growth and Income (Inception Date -
  10/28/99)
  Beginning AUV.......................................          10.00          (a)      10.82    (a)      9.717    (a)      8.498
                                                                               (b)      10.46    (b)      9.715    (b)      8.476
  Ending AUV..........................................          10.82          (a)       9.72    (a)      8.498    (a)      6.648
                                                                               (b)       9.72    (b)      8.476    (b)      6.614
  Ending Number of AUs................................        132,522          (a)    663,722    (a)    907,962    (a)    837,785
                                                                               (b)      1,472    (b)     20,303    (b)     32,278
---------------------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust (Inception Date -
  11/1/99)
  Beginning AUV.......................................          10.00          (a)      10.49    (a)      9.736    (a)      8.225
                                                                               (b)      10.34    (b)      9.735    (b)      8.203
  Ending AUV..........................................          10.49          (a)       9.74    (a)      8.225    (a)      7.039
                                                                               (b)       9.74    (b)      8.203    (b)      7.003
  Ending Number of AUs................................        114,191          (a)    581,736    (a)    972,320    (a)    902,075
                                                                               (b)      5,570    (b)     66,103    (b)     90,251
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date - 11/1/99)
  Beginning AUV.......................................          10.00          (a)      13.69    (a)     13.193    (a)      8.269
                                                                               (b)      14.87    (b)     13.188    (b)      8.244
  Ending AUV..........................................          13.69          (a)      13.19    (a)      8.269    (a)      5.884
                                                                               (b)      13.19    (b)      8.244    (b)      5.852
  Ending Number of AUs................................         30,505          (a)    344,347    (a)    442,836    (a)    449,234
                                                                               (b)        306    (b)     25,484    (b)     33,748
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date - 10/28/99)
  Beginning AUV.......................................          10.00          (a)      10.22    (a)     11.789    (a)     11.859
                                                                               (b)      11.64    (b)     11.782    (b)     11.821
  Ending AUV..........................................          10.22          (a)      11.79    (a)     11.859    (a)     11.289
                                                                               (b)      11.78    (b)     11.821    (b)     11.226
  Ending Number of AUs................................         50,264          (a)    355,139    (a)  1,374,837    (a)  2,391,121
                                                                               (b)      4,588    (b)     94,278    (b)    218,848
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager (Inception Date - 11/1/99)
  Beginning AUV.......................................          10.00          (a)      11.33    (a)      8.383    (a)      6.571
                                                                               (b)       9.55    (b)      8.380    (b)      6.553
  Ending AUV..........................................          11.33          (a)       8.38    (a)      6.571    (a)      5.480
                                                                               (b)       8.38    (b)      6.553    (b)      5.451
  Ending Number of AUs................................        177,965          (a)    820,691    (a)    953,847    (a)    817,468
                                                                               (b)      3,244    (b)     25,257    (b)     22,523
---------------------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date - 2/7/00)
  Beginning AUV.......................................          10.00          (a)      10.77    (a)     12.621    (a)     14.317
                                                                               (b)      12.42    (b)     12.623    (b)     14.279
  Ending AUV..........................................          10.77          (a)      12.62    (a)     14.317    (a)     14.880
                                                                               (b)      12.62    (b)     14.279    (b)     14.804
  Ending Number of AUs................................          2,461          (a)     15,795    (a)     69,705    (a)     88,262
                                                                               (b)         39    (b)        928    (b)      3,919
---------------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 10/28/99)
  Beginning AUV.......................................          10.00          (a)      11.01    (a)      9.336    (a)      8.175
                                                                               (b)      10.08    (b)      9.333    (b)      8.152
  Ending AUV..........................................          11.01          (a)       9.34    (a)      8.175    (a)      7.437
                                                                               (b)       9.33    (b)      8.152    (b)      7.398
  Ending Number of AUs................................         93,619          (a)    431,856    (a)    632,064    (a)    550,347
                                                                               (b)        265    (b)     19,591    (b)     24,362
---------------------------------------------------------------------------------------------------------------------------------
(a) Without election of the optional EstatePlus feature.
(b) With election of the optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

                                                           INCEPTION TO         4/30/00 TO        4/30/01 TO        4/30/02 TO
            POLARIS II A-CLASS PORTFOLIOS                     4/30/00             4/30/01           4/30/02           4/30/03
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Technology (Inception Date - 8/21/00)
  Beginning AUV.......................................            N/A          (a)      10.00    (a)      4.375    (a)      2.507
                                                                               (b)       6.68    (b)      4.375    (b)      2.499
  Ending AUV..........................................            N/A          (a)       4.38    (a)      2.507    (a)      1.815
                                                                               (b)       4.38    (b)      2.499    (b)      1.805
  Ending Number of AUs................................            N/A          (a)     23,583    (a)     46,009    (a)     58,799
                                                                               (b)         --    (b)      3,185    (b)      7,962
---------------------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inception Date - 12/16/99)
  Beginning AUV.......................................          10.00          (a)       9.91    (a)      9.278    (a)      7.325
                                                                               (b)       9.12    (b)      9.277    (b)      7.311
  Ending AUV..........................................           9.91          (a)       9.28    (a)      7.325    (a)      6.050
                                                                               (b)       9.28    (b)      7.311    (b)      6.023
  Ending Number of AUs................................          9,175          (a)     69,692    (a)     77,161    (a)     61,703
                                                                               (b)        104    (b)      3,437    (b)      3,965
---------------------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception Date - 11/10/99)
  Beginning AUV.......................................          10.00          (a)      10.42    (a)      9.735    (a)      9.735
                                                                               (b)      10.54    (b)      9.735    (b)      9.711
  Ending AUV..........................................          10.42          (a)       9.74    (a)      9.735    (a)     10.471
                                                                               (b)       9.74    (b)      9.711    (b)     10.420
  Ending Number of AUs................................          3,802          (a)     31,309    (a)     42,247    (a)     63,528
                                                                               (b)         --    (b)      3,483    (b)      6,051
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Shares (Inception
  Date - 10/15/01)
  Beginning AUV.......................................            N/A                     N/A    (a)     10.000    (a)     10.027
                                                                                                 (b)     10.000    (b)     10.017
  Ending AUV..........................................            N/A                     N/A    (a)     10.027    (a)      8.408
                                                                                                 (b)     10.017    (b)      8.378
  Ending Number of AUs................................            N/A                     N/A    (a)    458,910    (a)  1,732,236
                                                                                                 (b)     30,268    (b)    145,026
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares
  (Inception Date - 10/15/01)
  Beginning AUV.......................................            N/A                     N/A    (a)     10.000    (a)      9.449
                                                                                                 (b)     10.000    (b)      9.471
  Ending AUV..........................................            N/A                     N/A    (a)      9.449    (a)      7.332
                                                                                                 (b)      9.471    (b)      7.331
  Ending Number of AUs................................            N/A                     N/A    (a)     51,578    (a)    221,473
                                                                                                 (b)     13,454    (b)     39,858
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Shares
  (Inception Date - 10/15/01)
  Beginning AUV.......................................            N/A                     N/A    (a)     10.000    (a)     10.807
                                                                                                 (b)     10.000    (b)     10.776
  Ending AUV..........................................            N/A                     N/A    (a)     10.807    (a)      9.051
                                                                                                 (b)     10.776    (b)      9.003
  Ending Number of AUs................................            N/A                     N/A    (a)    187,349    (a)    977,264
                                                                                                 (b)     21,215    (b)    124,050
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth and Income (Inception
  Date - 5/1/02)
  Beginning AUV.......................................            N/A                     N/A               N/A    (a)     10.000
                                                                                                                   (b)     10.000
  Ending AUV..........................................            N/A                     N/A               N/A    (a)      8.561
                                                                                                                   (b)      8.540
  Ending Number of AUs................................            N/A                     N/A               N/A    (a)  1,045,100
                                                                                                                   (b)     99,187
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid Cap Value (Inception Date
  - 5/1/02)
  Beginning AUV.......................................            N/A                     N/A               N/A    (a)     10.000
                                                                                                                   (b)     10.000
  Ending AUV..........................................            N/A                     N/A               N/A    (a)      8.378
                                                                                                                   (b)      8.358
  Ending Number of AUs................................            N/A                     N/A               N/A    (a)    585,524
                                                                                                                   (b)     81,785
---------------------------------------------------------------------------------------------------------------------------------
(a) Without election of the optional EstatePlus feature.
(b) With election of the optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

                                                           INCEPTION TO         4/30/00 TO        4/30/01 TO        4/30/02 TO
            POLARIS II A-CLASS PORTFOLIOS                     4/30/00             4/30/01           4/30/02           4/30/03
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation (Inception Date -
  9/30/02)............................................            N/A                     N/A               N/A    (a)     10.000
Beginning AUV.........................................            N/A                     N/A               N/A    (b)     10.000
                                                                                                                   (a)     10.763
Ending AUV............................................            N/A                     N/A               N/A    (b)     10.755
                                                                                                                   (a)    799,987
Ending Number of AUs..................................            N/A                     N/A               N/A    (b)     53,140
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth (Inception Date -
  9/30/02)............................................            N/A                     N/A               N/A    (a)     10.000
Beginning AUV.........................................            N/A                     N/A               N/A    (b)     10.000
                                                                                                                   (a)     11.274
Ending AUV............................................            N/A                     N/A               N/A    (b)     11.264
                                                                                                                   (a)    174,275
Ending Number of AUs..................................            N/A                     N/A               N/A    (b)      6,326
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth (Inception Date - 9/30/02)......            N/A                     N/A               N/A    (a)     10.000
Beginning AUV.........................................            N/A                     N/A               N/A    (b)     10.000
                                                                                                                   (a)     11.766
Ending AUV............................................            N/A                     N/A               N/A    (b)     11.753
                                                                                                                   (a)    464,391
Ending Number of AUs..................................            N/A                     N/A               N/A    (b)     38,822
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income (Inception Date -
  9/30/02)............................................            N/A                     N/A               N/A    (a)     10.000
Beginning AUV.........................................            N/A                     N/A               N/A    (b)     10.000
                                                                                                                   (a)     11.390
Ending AUV............................................            N/A                     N/A               N/A    (b)     11.368
                                                                                                                   (a)    987,417
Ending Number of AUs..................................            N/A                     N/A               N/A    (b)     88,643





---------------------------------------------------------------------------------------------------------------------------------
(a) Without election of the optional EstatePlus feature.
(b) With election of the optional EstatePlus feature.
AUV - Accumulation Unit Value
AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


If you take money out of any available multi-year FAGP before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA does not apply to any available one-year fixed account option. The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.


The information in this Appendix applies only if you take money out of a FAGP (with a duration longer than 1 year) before the end of the guarantee period.


We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.



Where the MVA is negative, we first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.


The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                   [(1+I/(1+J+L)] to the power of (N/12) - 1

  where:

        I is the interest rate you are earning on the money invested in the FAGP;

        J is the interest rate then currently available for the period of time equal to the number of years rounded up to the nearest integer remaining in the term you initially agreed to leave your money in the FAGP;

        N is the number of full months remaining in the term you initially agreed to leave your money in the FAGP; and

        L is 0.005 (Some states require a different value. Please see your contract.)

  We do not assess an MVA against withdrawals under the following circumstances:

     - If a withdrawal is made within 30 days after the end of a guarantee period;

     - If a withdrawal is made to pay contract fees and charges;

     - To pay a death benefit; and

     - Upon beginning an income option, if occurring on the Latest Annuity Date.

EXAMPLES OF THE MVA

    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee periods available or Withdrawal
                    Charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a 3-year FAGP at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the term you initially agreed to leave your money in the FAGP (N=18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L=0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free look amount.

The MVA factor is = [(1+I/(1+J+0.005)] to the power of (N/12) - 1
                  = [(1.05)/(1.04+0.005)] to the power of (18/12) - 1
                  = (1.004785) to the power of (1.5) - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls with the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)] to the power of (N/12) - 1
                  = [(1.05)/(1.06+0.005)] to the power of (18/12) - 1
                  = (0.985915) to the power of (1.5) - 1
                  = 0.978948 - 1
                  = - 0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                        $4,000 X (- 0.021052) = -$84.21

$84.21 represents the negative MVA that will be deducted from the money remaining in the 3-year FAGP.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(I+J+0.005)] to the power of (N/12) - 1
                  = [(1.05)/(1.04+0.005)] to the power of (18/12) - 1
                  = (1.004785) to the power of (1.5) - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - (6% X $4,000) = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(I+J+0.005)] to the power of (N/12) - 1
                  = [(1.05)/(1.06+0.005)] to the power of (18/12) - 1
                  = (0.985916) to the power of (1.5) - 1
                  = 0.978949 - 1
                  = - 0.021051

The requested withdrawal amount, less the withdrawal charge ($4,000 - (6% X $4,000) = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 X (-0.021052) = -$79.16

$79.16 represents the negative MVA that would be deducted from the money remaining in the 3-year FAGP.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in the Death Benefit section of the prospectus.


The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.


The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.


A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:



     1. Purchase Payment Accumulation Option



          If the original owner of the contract elected OPTION 1, PURCHASE PAYMENT ACCUMULATION OPTION, and the Continuing Spouse is age 74 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:



          a. Contract value; or


          b. Contract value on the Continuation Date plus Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; plus Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday to the earlier of the Continuing Spouse's 86th birthday or date of death; or


          c. Contract value on the seventh contract anniversary (from the issue date of the original owner), reduced for Gross Withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus Net Purchase Payments received between the seventh contract anniversary date but prior to the Continuing Spouse's 86th birthday.


          d. Contract value on the Continuation Date plus Gross Purchase Payment reduced for any Gross Withdrawals in the same proportion that the Gross Withdrawal reduced contract value on the date of such Gross Withdrawal received prior to the Continuing Spouse's 86th birthday.



          If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:



          a. Contract value; or


          b. Contract value on the Continuation Date plus Gross Purchase Payment reduced for any Gross Withdrawals in the same proportion that the Gross Withdrawal reduced contract value on the date of such Gross Withdrawal received prior to the Continuing Spouse's 86th birthday; or


          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, plus any Net Purchase Payments received since that anniversary date prior to the Continuing Spouse's 86th birthday, and reduced for any Gross Withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.



          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:



          a. Contract value; or


          b. the lesser of:



             (1) Contract value on the Continuation Date plus Gross Purchase
                 Payment reduced for any Gross Withdrawals in the same proportion that the Gross Withdrawal reduced contract value on the date of such Gross Withdrawal received prior to the Continuing Spouse's 86th birthday; or



             (2) 125% of the contract value.



          If the Continuing Spouse is age 86 or older as of the Continuation Date and the original owner of the contract elected the Purchase Payment Accumulation death benefit, the death benefit will be equal to the contract value.



     2. Maximum Anniversary Value Option



          If the original owner of the contract elected Option 2, Maximum Anniversary Option, and the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:



          a. Contract value; or


          b. Contract value on the Continuation Date plus Gross Purchase Payment reduced for any Gross Withdrawals in the same proportion that the

             Gross Withdrawal reduced contract value on the date of such Gross Withdrawal received prior to the Continuing Spouse's 86th birthday; or


          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, plus any Continuation Net Purchase Payments received since that anniversary date prior to the Continuing Spouse's 86th birthday, and reduced for any Gross Withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.



          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:



          a. Contract value; or


          b. the lesser of:



             (3) Contract value on the Continuation Date plus Gross Purchase
                 Payment reduced for any Gross Withdrawals in the same proportion that the Gross Withdrawal reduced contract value on the date of such Gross Withdrawal received prior to the Continuing Spouse's 86th birthday; or


             (4) 125% of the contract value.



          If the Continuing Spouse is age 86 or older at the time of death, under the Maximum Anniversary death benefit, their Beneficiary will receive only the contract value.



         Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before May 31, 2004.


B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been discontinued or terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.


The term "Continuation Net Purchase Payment" is used frequently to describe the EstatePlus benefit payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.


The following table identifies the factors we use in determining the percentage of earnings that will be added to the death benefit at the Continuing Spouse's date of death, if the Continuing Spouse is age 69 or younger on the Continuation
Date:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Continuation
                                        Net Purchase Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------

If the Continuing Spouse is between their 70th and 81st birthday on the Continuation Date, the table below shows the available EstatePlus benefit:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 All Contract      25% of earnings      40% of Continuation
 Years                                  Net Purchase
                                        Payments*
-------------------------------------------------------------

* Purchase Payments received after the 5(th) year following the Continuation Date must remain in the contract for at least six months to be included as part of Continuation Net Purchase Payments for purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?

We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

         (1) equals the contract value on the Continuing Spouse's date of death;

         (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME ON PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX D - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                    FEATURE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes $100,000 initial investment, net of sales charges, in a Non-qualified contract with no withdrawals, additional Purchase Payments or premium taxes.

-------------------------------------------------------------------------------------------------
                             Minimum annual income if you elect to receive income payments
     If at issue                             on contract anniversary . . .
    you are . . .              7                 10                 15                 20
-------------------------------------------------------------------------------------------------
   Male age 60*              6,108              6,672              7,716              8,832
-------------------------------------------------------------------------------------------------
   Female age 60*            5,388              5,880              6,900              8,112
-------------------------------------------------------------------------------------------------
   Joint**                   4,716              5,028              5,544              5,928
   Male-60
   Female-60
-------------------------------------------------------------------------------------------------

 * Life annuity with 10 years guaranteed
** Joint and survivor life annuity with 20 years guaranteed

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris(II) A-Class Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

        Date: ----------------------- Signed: ----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN

                       (Polaris II A-Class and Polaris II
                        Asset Manager Variable Annuities)


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 3, 2004, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:



                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299
                                  May 3, 2004

                                TABLE OF CONTENTS

                                                                             PAGE
                                                                             ----
Separate Account .......................................................       3

General Account ........................................................       3

Performance Data .......................................................       4

Income Payments ........................................................      11

Death Benefit Options for Contracts Issued Before October 24, 2001 .....      12

Annuity Unit Values ....................................................      14

Taxes ..................................................................      17

Distribution of Contracts ..............................................      23

Financial Statements ...................................................      23

                                SEPARATE ACCOUNT


         Variable Annuity Account Seven ("Separate Account") was originally established by AIG SunAmerica Life Assurance Company (the "Company") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

         The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

         The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

         The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).


                                 GENERAL ACCOUNT


         The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to fixed and/or DCA (non-MVA) fixed account options available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA


         From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Variable Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

         In addition, the Separate Account may advertise "total return" data for the Variable Portfolios (including the Cash Management Portfolio). A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. We may from time to time show, in addition to these standardized returns, returns (calculated with the same methodology) with variations on the possible fees and charges.

         ACTUAL PERFORMANCE WILL VARY AND THE HYPOTHETICAL RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS. Performance for periods ending after those shown may vary substantially from those shown in the charts below. The charts show the performance of the Accumulation Units calculated for a specified period of time assuming an initial

Purchase Payment of $1,000 allocated to each Variable Portfolio. The total return figures reflect the effect of both non-recurring and recurring portfolio charges. For Polaris II A-Class contracts, the highest up-front sales charge (5.75%) is reflected. Polaris II Asset Manager contracts are offered through a Registered Investment Adviser in which case you would not be charged a sales charge and performance figures shown are higher. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Seven also funds another contract (Polaris
Plus) which has been in existence longer than the Polaris II A-Class and Polaris II Asset Manager Variable Annuities. The majority of Variable Portfolios in the Polaris II A-Class and Polaris II Asset Manager are also available in that other contract and have been since March 19, 1999. The since inception numbers for the Variable Portfolios are based on Separate Account historical data (which is adjusted for the fees and charges applicable to the Polaris II A-Class and Polaris II Asset Manager) and represent adjusted actual performance of the Separate Account. The performance figures also reflect the actual fees and expenses paid by each Variable Portfolio.

         In calculating hypothetical adjusted historical performance, for periods starting prior to the date the Separate Account funded contracts that were first offered to the public, the total return data will be derived from the performance of the corresponding underlying portfolios of Anchor Series Trust, SunAmerica Series Trust, Lord Abbett Series Fund, Inc., American Funds Insurance Series and VanKampen Life Investment Trust ("the Trusts") modified to reflect the charges and expenses as if the Separate Account Variable Portfolios had been in existence since the inception date of each respective Trusts' underlying fund. Thus, such performance figures should not be construed to be actual performance of the Separate Account Variable Portfolio. Rather, they are intended to indicate the hypothetical adjusted historical performance of the corresponding underlying funds of Trusts adjusted to provide comparability to the performance of the Variable Portfolios after the date the Separate Account funded the contracts that were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). The Trusts have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

         Performance data is computed in the manners described below.

CASH MANAGEMENT PORTFOLIO




         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV)/(SV)

         where:

                  SV = value of one Accumulation Unit at the start of a 7 day period

                  EV = value of one Accumulation Unit at the end of the 7 day period


         The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                             365/7
                  Effective Yield = [(Base Period Return + 1)      - 1]

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER VARIABLE PORTFOLIOS

         The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:

         For Polaris II A-Class contracts:

                                n
                  [(1-SC)P](1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years
                 SC  =  sales charge

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)

         For Polaris II Asset Manager contracts:

                        n
                  P(1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)

         As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

        These rates of return do not reflect election of EstatePlus. The rates of return would be lower if EstatePlus were included in the calculation.


PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The separate account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

                                INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

         The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employee-sponsored retirement plans, such classification is not permitted), premium taxes, if applicable, age of the Annuitant and designated second person, if any, and the income option selected.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.


SUBSEQUENT MONTHLY INCOME PAYMENTS

         For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly income payment.

         For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly income payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.


INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

         If the Income Protector program is available and contract holders elect to begin income payments using the program, the income benefit base is determined as described in the prospectus. The initial income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted), premium tax, if applicable, age of the Annuitant and designated second person, if any, and the Income Option selected.

         The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly income payment.

                   DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED
                             BEFORE OCTOBER 24, 2001

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or

               2. total Gross Purchase Payments less withdrawals; or

               3. total Purchase Payments less withdrawals, compounded at a 4%
                  annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

               4. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:

               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or

               2. total Gross Purchase Payments less withdrawals; or

               3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if you are age 81 or older at the time of contract issue, or you are age 90 or older at the time of your death.

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS UPON THE CONTINUING SPOUSE'S DEATH FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

               If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Total Gross Purchase Payments less withdrawals;


               c. The contract value on the Continuation Date (including the
                  Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               d. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

               If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Total Gross Purchase Payments less withdrawals;


               c. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               d. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

               If the Continuing Spouse is below age 90 at the time of death, and if a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

               c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

               If the Continuing Spouse is below age 90 at the time of death and if a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Net Purchase Payments received since the original issue date;
                  or

               c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.


The following describes the death benefit options following spousal continuation for contracts issued between October 24, 2001 and May 31, 2004:



    1. Purchase Payment Accumulation Option



         If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:



         a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



         b. Continuation Net Purchase Payments; or



         c. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or



         d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.



         If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:



         a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



         b. Total Gross Purchase Payments reduced by any withdrawals in the same proportions that the withdrawal reduced the contract value on the date of each withdrawal; or



         c. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or



         d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.



    2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:



         If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:



         a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



         b. Continuation Net Purchase Payments; or



         c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.



         If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:



         a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



         b. Total Gross Purchase Payments reduced by withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal; or



         c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.



         If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.


                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

         ILLUSTRATIVE EXAMPLE

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                                  = 1.00174825

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial income payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are the basis for the amount of future income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate, the payment remains the same as the prior month. If the rate of the NIF is different than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.


VARIABLE INCOME PAYMENTS

         ILLUSTRATIVE EXAMPLE

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

         P's first variable income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

          First Variable Income Payment = $4.92 x ($116,412.31/$1,000) = $572.75

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his funds to another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

         P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second income payment due date and by applying a monthly factor to neutralize the assumed investment rate of 3.5% per year.

              Second Variable Income Payment =
                                                               (1/12)
                              43.203812 x $13.327695x1/[(1.035)      ] = $574.16

         The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

         Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.




                                      TAXES

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2004 is $13,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $3,000 in 2004 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2004 may not exceed the lessor of $41,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

         The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


         The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the fixed account options and the DCA fixed account options. Financial Statements for Variable Annuity Account Seven at April 30, 2003, and for each of the two years in the period ended April 30, 2003 are also included herein.


         PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements of the Company and the Separate Account have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Report of Independent Auditors


To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company and its subsidiaries (formerly, Anchor National Life Insurance Company), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and interest income and impairment of certain beneficial interests in securitized financial assets in 2001.


PricewaterhouseCoopers LLP
Los Angeles, California
March 29, 2004

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET


                                                                DECEMBER 31,     DECEMBER 31,
                                                                   2003            2002
                                                                -----------      -----------
                                                                       (IN THOUSANDS)
ASSETS

Investments and cash:
  Cash and short-term investments                               $    85,188      $    65,872
  Bonds, notes and redeemable preferred stocks available
    for sale, at market value (amortized cost: December
    31, 2003, $5,351,183; December 31, 2002, $5,492,677)          5,505,800        5,528,569
  Mortgage loans                                                    716,846          738,601
  Policy loans                                                      200,232          215,846
  Separate account seed money                                        17,815           25,366
  Common stocks available for sale, at market value (cost:
    December 31, 2003, $635; December 31, 2002, $4,111)                 727            2,609
  Real estate                                                        22,166           22,315
  Securities lending collateral                                     514,145          585,760
  Other invested assets                                              10,453            8,766
                                                                -----------      -----------
  Total investments and cash                                      7,073,372        7,193,704

Variable annuity assets held in separate accounts                19,178,796       14,758,642
Accrued investment income                                            74,647           75,326
Deferred acquisition costs                                        1,424,317        1,364,748
Income taxes currently receivable from Parent                          --            100,123
Due from affiliates                                                    --             26,304
Goodwill                                                              4,603            4,603
Other assets                                                         26,116           15,382
                                                                -----------      -----------
TOTAL ASSETS                                                    $27,781,851      $23,538,832
                                                                ===========      ===========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                      DECEMBER 31,    DECEMBER 31,
                                                         2003            2002
                                                      -----------     ------------
                                                          (IN THOUSANDS)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:

  Reserves for fixed annuity contracts                $ 4,274,329      $ 4,285,098
  Reserves for universal life insurance
    contracts                                           1,609,233        1,676,073
  Reserves for guaranteed investment contracts            218,032          359,561
  Securities lending payable                              514,145          585,760
  Income taxes currently payable to Parent                    394             --
  Modified coinsurance deposit liability                    4,738           31,393
  Due to affiliates                                        11,448             --
  Payable to brokers                                        1,140            8,529
  Other liabilities                                       224,780          160,265
                                                      -----------      -----------
Total reserves, payables and accrued liabilities        6,858,239        7,106,679
                                                      -----------      -----------
Variable annuity liabilities related to
  separate accounts                                    19,178,796       14,758,642
                                                      -----------      -----------
Deferred income taxes                                     281,399          351,872
                                                      -----------      -----------
Total liabilities                                      26,318,434       22,217,193
                                                      -----------      -----------
Shareholder's equity:
  Common stock                                              3,511            3,511
  Additional paid-in capital                            1,125,753        1,125,753
  Retained earnings                                       261,543          175,871
  Accumulated other comprehensive income                   72,610           16,504
                                                      -----------      -----------
  Total shareholder's equity                            1,463,417        1,321,639
                                                      -----------      -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY            $27,781,851      $23,538,832
                                                      ===========      ===========

           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                                YEARS ENDED DECEMBER 31,
                                                            ---------------------------------
                                                               2003        2002         2001
                                                            ----------   ---------   ---------
                                                                     (IN THOUSANDS)
REVENUES:
  Fee income:
    Variable annuity policy fees, net of reinsurance        $290,132    $295,509    $348,883
    Net retained commissions                                      --          --      47,572
    Asset management fees                                         --          --      63,529
    Universal life insurance fees, net of reinsurance         35,816      36,253      36,475
    Surrender charges                                         27,733      32,507      24,911
    Other fees, net                                               --       3,305      14,551
                                                          ----------   ---------   ---------
      Total fee income                                       353,681     367,574     535,921
Investment income                                            398,304     377,556     374,268
Net realized investment losses                               (30,354)    (65,811)    (92,711)
                                                          ----------   ---------   ---------
Total revenues                                               721,631     679,319     817,478
                                                          ----------   ---------   ---------
BENEFITS AND EXPENSES:
Interest expense:
  Fixed annuity contracts                                    153,636     142,973     133,647
  Universal life insurance contracts                          76,415      80,021      81,773
  Guaranteed investment contracts                              7,534      11,267      25,079
  Sub notes payable to affiliates                                 --          --       4,475
                                                          ----------   ---------   ---------
Total interest expense                                       237,585     234,261     244,974
General and administrative expenses                           83,013      79,287     136,942
Amortization of deferred acquisition costs                   156,906     187,860     220,316
Annual commissions                                            55,661      58,389      58,278
Claims on universal life contracts, net of
  reinsurance recoveries                                      17,766      15,716      17,566
Guaranteed minimum death benefits, net of
  reinsurance recoveries                                      63,268      67,492      17,839
                                                          ----------   ---------   ---------
Total benefits and expenses                                  614,199     643,005     695,915
                                                          ----------   ---------   ---------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING
  CHANGE                                                     107,432      36,314     121,563
Income tax expense                                            21,760       2,063      20,852
                                                          ----------   ---------   ---------
INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE          85,672      34,251     100,711
Cumulative effect of accounting change, net of tax                --          --     (10,342)
                                                          ----------   ---------   ---------
NET INCOME                                                $   85,672   $  34,251   $  90,369
                                                          ----------   ---------   ---------

           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                        YEARS ENDED DECEMBER 31,
                                               -----------------------------------------
                                                  2003          2002             2001
                                               ---------      ---------       ----------
                                                           (IN THOUSANDS)
OTHER COMPREHENSIVE INCOME, NET OF TAX:
  Net unrealized gains (losses) on fixed
    maturity and equity securities
    available for sale identified in the
    current period less related
    amortization of deferred acquisition
    costs                                      $  67,125       $  20,358      $  (10,418)

  Less reclassification adjustment for
    net realized losses included in net
    income                                        19,194          52,285          64,062

  Cumulative effect of accounting change,
    net of tax                                      --              --             1,389

  Change related to cash flow hedges                --            (2,218)             81

  Income tax expense                             (30,213)        (24,649)        (18,804)
                                               ---------       ---------      ----------
OTHER COMPREHENSIVE INCOME                        56,106          45,776          36,310
                                               ---------       ---------      ----------
COMPREHENSIVE INCOME                           $ 141,778       $  80,027      $  126,679
                                               =========       =========      ==========

           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                            YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------
                                                    2003               2002            2001
                                                ------------      -------------   ------------
                                                                  (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                     $    85,672          $ 34,251        $  90,369
Adjustments to reconcile net income to
  net cash provided by operating
  activities:
  Cumulative effect of accounting
    change, net of tax                                --                --              10,342
  Interest credited to:
    Fixed annuity contracts                        153,636           142,973           133,647
    Universal life insurance contracts              76,415            80,021            81,773
    Guaranteed investment contracts                  7,534            11,267            25,079
  Net realized investment losses                    30,354            65,811            92,711
  Amortization of premium (discount) on
    securities                                         590            (2,721)           (6,284)
  Amortization of goodwill                            --                --               1,452
  Amortization of deferred acquisition
    costs                                          156,906           187,860           220,316
  Acquisition costs deferred                      (250,475)         (256,538)         (359,158)
  Provision for deferred income taxes             (100,685)          128,748           126,010
  Change in:
    Accrued investment income                          679           (10,099)           (7,717)
    Separate account seed money                     (7,375)            3,932            10,838
    Other assets                                   (10,734)            2,433            15,042
    Income taxes currently payable to/
      receivable from Parent                       100,517           (50,471)              106
    Due from/to affiliates                         (26,248)           16,153           (68,844)
    Other liabilities                               46,987             5,167             9,697
  Other, net                                        17,124            17,475            21,216
                                               -----------        ----------         ----------
NET CASH PROVIDED BY OPERATING ACTIVITIES          280,897           376,262           396,595
                                               -----------        ----------         ----------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred
    stocks                                      (2,078,310)       (2,403,362)       (2,178,830)
  Mortgage loans                                   (44,247)         (128,764)          (70,295)
  Other investments, excluding
    short-term investments                         (20,266)          (65,184)          (27,413)
Sales of:
  Bonds, notes and redeemable preferred
    stocks                                       1,190,299           849,022         1,087,090
  Common stock                                       3,920               195               164
  Other investments, excluding
    short-term investments                           8,915               630             3,363
Redemptions and maturities of:
  Bonds, notes and redeemable preferred
    stocks                                         994,014           615,798           549,638
  Mortgage loans                                    67,506            82,825            63,960
  Other investments, excluding
    short-term investments                          72,970           114,347            78,555
                                               -----------        ----------         ----------
NET CASH PROVIDED BY (USED IN) INVESTING
  ACTIVITIES                                   $   194,801        $ (934,493)        $ (493,768)
                                               -----------        ----------         ----------


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------
                                                     2003             2002              2001
                                                ------------     -------------     -----------
                                                                 (IN THOUSANDS)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity contracts                      $ 1,553,030       $ 1,731,597       $ 2,280,498
  Universal life insurance contracts                45,657            49,402            52,469
  Guaranteed investment contracts                     --                --              40,000
Net exchanges from the fixed accounts of
  variable annuity contracts                    (1,148,030)         (503,221)       (1,368,527)
Withdrawal payments on:
  Fixed annuity contracts                         (464,332)         (529,466)         (315,794)
  Universal life insurance contracts               (61,039)          (68,444)          (55,361)
  Guaranteed investment contracts                 (148,719)         (135,084)         (191,919)
Claims and annuity payments on:
  Fixed annuity contracts                         (109,412)          (98,570)          (52,685)
  Universal life insurance contracts              (111,380)         (100,995)         (146,998)
Net receipts from (repayments of) other
  short-term financings                             14,498            (8,025)           15,920
Net payment related to a modified
  coinsurance transaction                          (26,655)          (30,282)          (35,972)
Capital contribution received from Parent             --             200,000              --
Dividends paid to Parent                              --                --             (94,095)
Net cash and short-term investments
  transferred to the Parent in
  distribution of Saamsun Holdings Corp.              --             (82,873)             --
                                               -----------       -----------       -----------
NET CASH (USED IN) PROVIDED BY FINANCING
  ACTIVITIES                                      (456,382)          424,039           127,536
                                               -----------       -----------       -----------
NET INCREASE (DECREASE) IN CASH AND
  SHORT-TERM INVESTMENTS                            19,316          (134,192)           30,363
CASH AND SHORT-TERM INVESTMENTS AT
  BEGINNING OF PERIOD                               65,872           200,064           169,701
                                               -----------       -----------       -----------
CASH AND SHORT-TERM INVESTMENTS AT END OF
  PERIOD                                       $    85,188       $    65,872       $   200,064
                                               ===========       ===========       ===========
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid on indebtedness                  $      --         $      --         $       780
                                               ===========       ===========       ===========
Net income taxes paid to (refunded by)
  Parent                                       $    21,928       $   (76,214)      $  (120,504)
                                               ===========       ===========       ===========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

      AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS")(formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and retirement services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuities directed to the market for tax-deferred, long-term savings products. It also administers closed blocks of fixed annuities, universal life policies and guaranteed investment contracts ("GICs").

      The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      On January 1, 2002, the Company declared a distribution to the Parent of 100% of the outstanding capital stock of its consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Prior to January 1, 2002, Saamsun held the Company's asset management and broker-dealer segments (see Note 10). This distribution had a material effect on the Company's shareholder's equity, reducing it by $552,384,000. This distribution had the effect of reducing cash and short-term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts through the asset management business. Pretax loss from these operations, on a combined basis, totaled $21,278,000 for the year ended December 31, 2001.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1. NATURE OF OPERATIONS (Continued)

      of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("GAAP"). Certain prior period amounts have been reclassified to conform to the current period's presentation.

      Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to policyholders' liabilities upon receipt.

      The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Real estate is carried at the lower of cost or net realizable value.

      Securities lending collateral consist of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

      Other invested assets consist principally of investments in limited partnerships and put options on the S&P 500 index purchased to partially offset the risk of Guaranteed Minimum Account Value ("GMAV") benefits. Limited partnerships are carried at equity or cost depending on the equity ownership position. The put options do not qualify for hedge accounting and accordingly are marked to market and changes in market value are recorded through investment income.

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income.

      DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and put options on the S&P 500 index entered into to partially offset the risk of certain guarantees of annuity policy values. At December 31, 2003, the notional amount was $226.4 million. The Company is neither a dealer nor a trader in derivative financial instruments.

      The Company recognizes all derivatives in the consolidated balance sheet at fair value. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For cash flow hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of accumulated other comprehensive income in shareholders' equity.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Any ineffective portion of cash flow hedges is reported in investment income. On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet.

      Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges. The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

      The Company issues certain variable annuity products which offer an optional Guaranteed Minimum Account Value ("GMAV") living benefit. If elected by the policyholder at the time of contract issuance, this feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. There is a separate charge to the contractholder for this feature. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contractholder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. As of December 31, 2003, the premiums in force subject to guarantee totaled approximately $652,647,000.

      Under SFAS 133, the GMAV benefit is considered an embedded derivative that should be bifurcated and marked to market. Changes in the market value of the estimated GMAV benefit are recorded through investment income.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, guarantee costs, surrender charges, and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $250,475,000, $256,538,000 and $359,158,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

      As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been decreased by $43,000,000 at December 31, 2003 and $9,000,000 at December 31, 2002, for this adjustment.

      AMORTIZATION OF DEFERRED ACQUISITION COSTS: DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with respect to fixed annuities, fixed options of variable annuities and universal life contracts) supporting the annuity obligations, costs of providing for policy guarantees and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised. At December 31, 2003, DAC amortization was adjusted for a DAC unlocking that resulted in a reduction of $18.0 million.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Annuity Fees in the consolidated statement of income and comprehensive income.

      GOODWILL: Goodwill amounted to $4,603,000 (net of accumulated amortization of $7,847,000) at both December 31, 2003 and 2002. Pursuant to the distribution of Saamsun to the Parent on January 1, 2002, the Company transferred $15,547,000 of goodwill belonging to the asset management operations and broker-dealer operations to the Parent.

      In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2003, and has determined that no impairment provision is necessary. See "Recently Issued Accounting Standards" below for further discussion of SFAS 142.

      RESERVES FOR FIXED ANNUITIES, UNIVERSAL LIFE INSURANCE AND GUARANTEED INVESTMENT CONTRACTS ("GICs"): Reserves for fixed annuity, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

      MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 5 is recorded as a deposit liability. Deposits from the reinsured business are allocated to pay down the liability pursuant to a repayment schedule.

      FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of the Parent and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: On January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). This statement requires the Company to recognize all derivatives in the balance sheet and measure these derivatives at fair value. The recognition of the change in

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. The adoption of SFAS 133 on January 1, 2001 resulted in an increase of $1,389,000, net of tax, in other comprehensive income.

      In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). The Company recorded $15,910,000 of additional impairments($10,342,000 net of tax) pursuant to the implementation of EITF 99-20. This adjustment was recorded as a cumulative effect of accounting change in the consolidated statement of income and comprehensive income for 2001.

      In June 2001, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated statement of income and comprehensive income and is effective as of January 1, 2002. SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in SFAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. SFAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of an accounting change. The Company has evaluated the impact of the impairment provisions of SFAS 142 as of December 31, 2003, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance.

      In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be recognized. FIN 45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The adoption of FIN 45 did not have a significant impact on the Company's results of operations or financial condition.

      In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP-03-1"). FASB did not object to the issuance of SOP 03-1. This statement is effective for the Company as of January 1, 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Under SOP 03-1, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company will be required to "look through" the separate account for purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-1 will not have a material impact on the Company's separate accounts or separate account seed money.

      In addition, SOP 03-1 will require the Company to recognize a liability for guaranteed minimum death benefits, guaranteed minimum income benefits and enhanced earnings benefits and modify certain disclosures and financial statement presentations for these products. The Company's estimate of this liability, including the impact on DAC, will result in a one-time cumulative accounting charge upon adoption of approximately $52 million ($79 million pre-tax) to be recorded in the first quarter of 2004.

3. INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                AMORTIZED       ESTIMATED
                                                   COST         FAIR VALUE
                                                ----------      ----------
                                                     (IN THOUSANDS)
AT DECEMBER 31, 2003:
Securities of the United States Government      $   22,393      $   24,292
Mortgage-backed securities                       1,148,452       1,191,817
Securities of public utilities                     352,998         365,150
Corporate bonds and notes                        2,590,254       2,697,142
Redeemable preferred stocks                         21,515          22,175
                                                 ---------       ---------
Other debt securities                            1,215,571       1,205,224
                                                 =========       =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS (Continued)

                                                      AMORTIZED     ESTIMATED
                                                        COST        FAIR VALUE
                                                    -----------    ------------
                                                           (IN THOUSANDS)
AT DECEMBER 31, 2002:
Securities of the United States Government          $    32,531    $    32,820
Mortgage-backed securities                            1,476,100      1,547,568
Securities of public utilities                          311,951        311,604
Corporate bonds and notes                             2,757,880      2,776,021
Redeemable preferred stocks                              21,515         21,575
Other debt securities                                   892,700        838,981
                                                    -----------    -----------
  Total                                             $ 5,492,677    $ 5,528,569
                                                    ===========    ===========

 The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2003, follow:

                                           AMORTIZED      ESTIMATED
                                             COST        FAIR VALUE
                                           ----------    ----------
                                                (IN THOUSANDS)
Due in one year or less                   $   164,842   $   167,073
Due after one year through five years       2,050,327     2,119,273
Due after five years through ten years      1,485,944     1,522,642
Due after ten years                           501,618       504,995
Mortgage-backed securities                  1,148,452     1,191,817
                                            ---------     ---------
  Total                                   $ 5,351,183   $ 5,505,800
                                           =========     =========

Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                         GROSS        GROSS
                                                       UNREALIZED   UNREALIZED
                                                         GAINS       LOSSES
                                                       ---------    ----------
                                                            (IN THOUSANDS)
AT DECEMBER 31, 2003:
Securities of the United States Government             $   1,898    $      --
Mortgage-backed securities                                46,346       (2,980)
Securities of public utilities                            13,467       (1,315)
Corporate bonds and notes                                127,996      (21,108)
Redeemable preferred stocks                                  660           --
Other debt securities                                     24,366      (34,713)
                                                       ---------    ---------
  Total                                                $ 214,733    $ (60,116)
                                                       =========    =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

 3. INVESTMENTS (Continued)

                                                        GROSS        GROSS
                                                      UNREALIZED   UNREALIZED
                                                        GAINS        LOSSES
                                                      ----------   ----------
                                                            (IN THOUSANDS)
AT DECEMBER 31, 2002:
Securities of the United States Government            $    1,174   $     (885)
Mortgage-backed securities                                72,364         (896)
Securities of public utilities                            11,514      (11,861)
Corporate bonds and notes                                109,067      (90,926)
Redeemable preferred stocks                                   60           --
Other debt securities                                     10,797      (64,516)
                                                      ----------   ----------
  Total                                               $  204,976   $ (169,084)
                                                      ==========   ==========

Gross unrealized gains on equity securities aggregated $112,000 at December 31, 2003 and $76,000 at December 31, 2002. Gross unrealized losses on equity securities aggregated $20,000 at December 31, 2003 and $1,578,000 at December 31, 2002.

The following table summarizes the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2003.

                                    LESS THAN 12 MONTHS              12 MONTHS OR MORE                  TOTAL
                                -------------------------------    -------------------------  ---------------------------
(IN THOUSANDS)                  MARKET       UNREALIZED            MARKET  UNREALIZED            MARKET   UNREALIZED
DECEMBER 31, 2003               VALUE          LOSSES     ITEMS    VALUE    LOSSES     ITEMS     VALUE     LOSSES   ITEMS
-----------------              --------        -------    -----    -----    ------     -----     -----     ------   -----
Mortgage-backed securities     $180,559        $ 2,882     49     $13,080   $   98       6     $193,639   $ 2,980     55
Securities of public
   utilities                     67,626          1,315      8          --       --               67,626     1,315      8
Corporate bonds & notes         276,373         17,086     54      30,383    4,022       5      306,756    21,108     59
Other debt securities           302,230         33,951     54      41,523      762       5      343,753    34,713     59
                               --------        -------    ---     -------   ------      --     --------   -------    ---
Total -- Debt securities        826,788         55,234    165      84,986    4,882      16      911,774    60,116    181
Equity securities                   366             20      1         250       --       1          616        20      2
                               --------        -------    ---     -------   ------      --     --------   -------    ---
Total                          $827,154        $55,254    166     $85,236   $4,882      17     $912,390   $60,136    183
                               ========        =======    ===     =======   ======      ==     ========   =======    ===

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS (Continued)

Gross realized investment gains and losses on sales of investments are as follows:

                                       YEARS ENDED DECEMBER 31,
                                   ---------------------------------
                                      2003       2002         2001
                                   ---------   ---------   ----------
                                            (In thousands)
BONDS, NOTES AND REDEEMABLE
PREFERRED STOCKS:
  Realized gains                   $ 28,691   $ 24,681    $  34,026
  Realized losses                    (9,612)   (32,532)     (25,258)
COMMON STOCKS:
  Realized gains                        561         --          164
  Realized losses                      (117)      (169)          --
OTHER INVESTMENTS:
  Realized gains                         --         --           --
  Realized losses                        --         --         (685)


   The sources and related amounts of investment income (losses) are as follows:

                                       YEARS ENDED DECEMBER 31,
                                    --------------------------------
                                    2003          2002         2001
                                  ---------   ---------   ----------
                                             (IN THOUSANDS)
Short-term investments            $     794   $   3,879   $    8,422
Bonds, notes and redeemable
  preferred stocks                  321,493     305,480      285,668
Mortgage loans                       53,951      55,417       58,262
Partnerships                         (3,890)      1,281       13,905
Policy loans                         15,925      18,796       18,218
Common stocks                            --          --            2
Real estate                            (331)       (276)        (272)
Other invested assets                12,670      (4,664)      (4,975)
Less: investment expenses            (2,308)     (2,357)      (4,962)
                                  ---------   ---------   ----------
Total investment income           $ 398,304   $ 377,556   $  374,268
                                  =========   =========   ==========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS (Continued)

Investment income was attributable to the following products:

                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------
                                                2003        2002        2001
                                              ---------   ---------   ---------
                                                       (IN THOUSANDS)
Fixed annuities                               $  37,762   $  41,856   $  51,208
Variable annuities                              239,863     201,766     164,422
Guaranteed investment contracts                  20,660      28,056      36,073
Universal life insurance contracts              100,019     105,878     122,565
                                              ---------   ---------   ---------
Total                                         $ 398,304   $ 377,556   $ 374,268
                                              =========   =========   =========

At December 31, 2003, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

At December 31, 2003, bonds, notes and redeemable preferred stocks included $339,119,000 of bonds that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 11 industries with 21% of these assets concentrated in financial institutions, 17% of these assets concentrated in utilities, 15% of these assets concentrated in telecommunications, 11% of these assets concentrated in transportation and 10% of these assets concentrated in noncyclical consumer products. No other industry concentration constituted more than 10% of these assets.

At December 31, 2003, mortgage loans were collateralized by properties located in 31 states, with loans totaling approximately 27%, 11% and 11% of the aggregate carrying value of the portfolio secured by properties located in California, Michigan and New York. No more than 10% of the portfolio was secured by properties in any other single state.

At December 31, 2003, the carrying value, which approximates market value, of all investments in default as to the payment of principal or interest totaled $49,607,000 of bonds.

As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments.

At December 31, 2003, $10,245,000 of bonds, at amortized cost, was on deposit with regulatory authorities in accordance with statutory requirements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      The estimated fair values of the Company's financial instruments at December 31, 2003 and 2002 compared with their respective carrying values, are as follows:

                                                                  CARRYING       FAIR
                                                                   VALUE         VALUE
                                                                -----------   -----------
                                                                     (IN THOUSANDS)
DECEMBER 31, 2003:

ASSETS:
    Cash and short-term investments .........................   $    85,188   $    85,188
    Bonds, notes and redeemable preferred stocks ............     5,505,800     5,505,800
    Mortgage loans ..........................................       716,846       774,758
    Policy loans ............................................       200,232       200,232
    Separate account seed money .............................        17,815        17,815
    Common stocks ...........................................           727           727
    Partnerships ............................................         1,312         1,685
    Securities lending collateral ...........................       514,145       514,145
    Variable annuity assets held in separate accounts .......    19,178,796    19,178,796

LIABILITIES:
    Reserves for fixed annuity contracts ....................   $ 4,274,329   $ 4,225,329
    Reserves for guaranteed investment contracts ............       218,032       223,553
    Securities lending payable ..............................       514,145       514,145
    Variable annuity liabilities related to separate accounts    19,178,796    19,178,796

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                                 CARRYING        FAIR
                                                                   VALUE         VALUE
                                                                -----------   -----------
                                                                      (IN THOUSANDS)
DECEMBER 31, 2002:

ASSETS:
    Cash and short-term investments .........................   $    65,872   $    65,872
    Bonds, notes and redeemable preferred stocks ............     5,528,569     5,528,569
    Mortgage loans ..........................................       738,601       818,022
    Policy loans ............................................       215,846       215,846
    Separate account seed money .............................        25,366        25,366
    Common stocks ...........................................         2,609         2,609
    Partnerships ............................................         8,766         7,504
    Securities lending collateral ...........................       585,760       585,760
    Variable annuity assets held in separate accounts .......    14,758,642    14,758,642

LIABILITIES:
    Reserves for fixed annuity contracts ....................   $ 4,285,098   $ 4,173,950
    Reserves for guaranteed investment contracts ............       359,561       367,393
    Securities lending payable ..............................       585,760       585,760
    Variable annuity liabilities related to separate accounts    14,758,642    14,758,642

5.    REINSURANCE

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; the principal invested, adjusted for withdrawals, accumulated at up to 5% per annum (subject to certain caps); or an amount equal to the highest account value in effect on any anniversary date under the contract. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2003, a portion of the GMDB risk on approximately 33% (calculated based on current account value) of the contracts with such features had been reinsured. Approximately half of this reinsurance will cease on March 31, 2004. In 2003, a substantial majority of contracts sold have reinsurance coverage. However, the Company does not currently have reinsurance coverage on the majority of the contracts to be sold after 2003. Reinsurance coverage is subject to limitations such as caps and deductibles. GMDB reinsurance premiums of $20,691,000, $15,544,000 and $8,200,000 were netted against variable annuity policy fees in 2003, 2002 and 2001, respectively. GMDB-

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    REINSURANCE (Continued)

      related contractholder benefits incurred, net of related reinsurance, were $63,268,000 (net of $8,042,000 of reinsurance recoveries), $67,492,000
      (net of $8,362,000 of reinsurance recoveries) and $17,839,000 (net of $3,767,000 of reinsurance recoveries) for 2003, 2002 and 2001, respectively. In accordance with Generally Accepted Accounting Principles, the Company expenses such benefits in the period incurred, and therefore does not provide reserves for future benefits. However, effective January 1, 2004, the company will be required to record a liability for GMDBs (see
      Note 2).

      EARNINGS ENHANCEMENT BENEFIT ("EEB"): The Company issues certain variable annuity products that offer an optional Earnings Enhancement Benefit (EEB) feature. This optional feature provides an additional death benefit, for which the Company assesses a separate charge to contractholders who elect the feature. The EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The percentages vary by issue age and policy duration. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2003, approximately 8% (calculated based on current account value) of in-force contracts include EEB coverage, with 95% of the EEB risk fully reinsured. EEB reinsurance premiums of $4,045,000 and $2,106,000 were netted against variable annuity policy fees in 2003 and 2002, respectively. There were no EEB reinsurance premium in 2001.

      GUARANTEED MINIMUM INCOME BENEFIT ("GMIB"): The Company issues certain variable annuity products that contain or offer a Guaranteed Minimum Income Benefit ("GMIB") living benefit feature. This feature provides a minimum annuity payment guarantee for those contractholders who choose to receive fixed lifetime annuity payments after a seven, nine or ten-year waiting period in their deferred annuity contracts. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated policyholder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Substantially all of the Company's products containing the GMIB feature have been reinsured; furthermore, substantially all of the GMIB risk per individual reinsured contract has been transferred to the reinsurer. However, the Company does not currently have reinsurance coverage on contracts to be sold after the middle of 2004. GMIB reinsurance premiums of $6,059,000, $4,902,000 and $5,047,000 were netted against variable annuity policy fees in 2003, 2002 and 2001, respectively.

      The universal life insurance contracts are subject to reinsurance ceded agreements. In order to limit the exposure to loss on any single insured, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. Reinsurance premiums of $33,710,000, $34,098,000 and $34,011,000 were netted against universal life insurance fees in 2003, 2002 and 2001, respectively. Reinsurance recoveries were $34,036,000, $29,171,000 and $31,591,000 in 2003, 2002 and 2001, respectively. Total reserve credits of $3,705,000 and $3,641,000 were taken against the life insurance reserves at December 31, 2003 and 2002, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    REINSURANCE (Continued)

      On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. For the year ended December 31, 2003, the Company recorded income of $7,591,000 from this program, as compared to an income of $6,418,000 for the year ended December 31, 2002 and a cost of $6,909,000 for the year ended December 31, 2001. These amounts are reported as a component of general and administrative expenses in the consolidated statement of income and comprehensive income.

      With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

6.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has entered into seven agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2003 is $557,775,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $222,524,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The expiration dates of these commitments are as follows: $21,930,000 in 2004, $385,845,000 in 2005 and $150,000,000 in 2006. The Internal Revenue
      Service has initiated examinations into the transactions underlying these commitments, including the Company's role in the transactions. The Company is fully cooperating with the IRS. Management does not anticipate any material losses with respect to these commitments.

      At December 31, 2003, the Company was obligated to purchase approximately $18,000,000 of asset backed securities in the ordinary course of business. The expiration dates of these commitments are as follows: $11,000,000 in 2004 and $7,000,000 in 2006.

      Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.    COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

      The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. This guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the guarantee directly against American Home.

      The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2003 and 2002, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                                  YEARS ENDED DECEMBER 31,
                                                         -----------------------------------------
                                                             2003           2002           2001
                                                         -----------    -----------    -----------
                                                                      (IN THOUSANDS)
ADDITIONAL PAID-IN CAPITAL:
    Beginning balances ...............................   $ 1,125,753    $   925,753    $   493,010
    Capital contributions by Parent ..................            --        200,000             --
    Contribution of subsidiary by Parent .............            --             --        432,743
                                                         -----------    -----------    -----------
    Ending balances ..................................   $ 1,125,753    $ 1,125,753    $   925,753
                                                         ===========    ===========    ===========

RETAINED EARNINGS:
    Beginning balances ...............................   $   175,871    $   694,004    $   697,730
    Net income .......................................        85,672         34,251         90,369
    Dividends paid to Parent .........................            --             --        (94,095)
    Distribution of subsidiary to Parent .............            --       (552,384)            --
                                                         -----------    -----------    -----------
    Ending balances ..................................   $   261,543    $   175,871    $   694,004
                                                         ===========    ===========    ===========

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
    Beginning balances ...............................   $    16,504    $   (29,272)   $   (65,582)
    Change in net unrealized gains (losses) on
      debt securities available for sale .............       118,725         98,718         59,844
    Change in net unrealized gains (losses) on
      equity securities available for sale ...........         1,594         (1,075)          (400)
    Change in adjustment to deferred acquisition costs       (34,000)       (25,000)        (5,800)
    Cumulative effect of accounting change, net of tax            --             --          1,389
    Net change related to cash flow hedges ...........            --         (2,218)            81
    Tax effects of net changes .......................       (30,213)       (24,649)       (18,804)
                                                         -----------    -----------    -----------
    Ending balances ..................................   $    72,610    $    16,504    $   (29,272)
                                                         ===========    ===========    ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                     DECEMBER 31,    DECEMBER 31,
                                                         2003            2002
                                                     ------------    ------------
                                                           (IN THOUSANDS)
Gross unrealized gains .........................      $ 214,845       $ 205,052
Gross unrealized losses ........................        (60,136)       (170,662)
Adjustment to DAC ..............................        (43,000)         (9,000)
Deferred income taxes ..........................        (39,099)         (8,886)
                                                      ---------       ---------
Accumulated other comprehensive income .........      $  72,610       $  16,504
                                                      =========       =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

      On January 1, 2002, the Company declared a distribution to its Parent of 100% of the outstanding capital stock of its then consolidated subsidiary, Saamsun. Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Saamsun held the Company's asset management and broker-dealer segments. This distribution reduced the Company's shareholder's equity by $552,384,000, cash and short term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts (see Note 9). Net loss from these operations, on a combined basis, totaled $9,491,000 for the year ended December 31, 2001.

      On January 1, 2001, the Parent contributed all of its ownership interests in SA Affordable Housing, LLC ("SAAH LLC"), a wholly owned subsidiary, to the Company. The Company subsequently contributed all of its ownership interests in SAAH LLC to Saamsun. All of SAAH LLC's ownership interests were ultimately contributed to SAAMCO. SAAH LLC has investments in limited partnership interests whose primary purpose is the generation of rehabilitation tax credits, low income housing credits and passive losses. Realized tax credits are realized by its direct Parent, SAAMCO. At the time of the contribution, SAAH LLC had partnership assets of $432,120,000, other assets of $623,000 and shareholder's equity of $432,743,000. SAAH LLC's results of operations are included within the asset management operations. As a result of this transfer, additional paid-in capital was increased by $432,743,000. This contribution was approved by the Arizona Department of Insurance.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to stockholders in the year 2004 without obtaining prior approval is $59,884,000. No dividends were paid in the years ended December 31, 2003 and 2002. Dividends of $94,095,000 were paid on April 2, 2001.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $89,071,000 for the year ended December 31, 2003 and net losses of $180,737,000 and $122,322,000 for the years ended December 31, 2002 and 2001, respectively. The Company's statutory capital and surplus totaled $602,348,000 at December 31, 2003 and $463,905,000 at December 31, 2002.

8.    INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                               YEARS ENDED DECEMBER 31,
                                      ------------------------------------------
                                         2003            2002            2001
                                      ---------       ---------       ----------
                                                    (IN THOUSANDS)

Current ........................      $ 122,445       $(126,685)      $(105,158)
Deferred .......................       (100,685)        128,748         126,010
                                      ---------       ---------       ----------
Total income tax expense .......      $  21,760       $   2,063       $  20,852
                                      =========       =========       =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                  --------------------------------
                                                    2003        2002        2001
                                                  --------    --------    --------
                                                           (IN THOUSANDS)

Amount computed at statutory rate .............   $ 37,601    $ 12,710    $ 42,547
Increases (decreases) resulting from:
   Amortization of differences between
      book and tax bases of net assets acquired         --          --         613
   State income taxes, net of federal
      tax benefit .............................         --          --       4,072
   Dividends received deduction ...............    (15,920)    (10,117)    (13,406)
   Tax credits ................................         --          --     (16,758)
   Other, net .................................         79        (530)      3,784
                                                  --------    --------    --------
      Total income tax expense ................   $ 21,760    $  2,063    $ 20,852
                                                  ========    ========    ========

      For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,304,000 at December 31, 2003. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    INCOME TAXES (Continued)

      The significant components of the liability for Deferred Income Taxes are as follows:

                                                        DECEMBER 31,   DECEMBER 31,
                                                            2003           2002
                                                        ------------   ------------
(IN THOUSANDS)
DEFERRED TAX LIABILITIES:

Deferred acquisition costs ...........................   $ 455,151      $ 423,823
Other liabilities ....................................          --         42,289
Net unrealized gains on debt and equity securities
   available for sale ................................      39,098          8,885
                                                         ---------      ----------
Total deferred tax liabilities .......................     494,249        474,997
                                                         ---------      ----------
DEFERRED TAX ASSETS:

Investments ..........................................     (24,436)       (13,591)
Contractholder reserves ..............................    (158,112)       (84,943)
Guaranty fund assessments ............................      (3,408)        (3,774)
Deferred income ......................................     (21,881)       (16,416)
Other assets .........................................      (5,013)        (4,401)
                                                         ---------      ----------
Total deferred tax assets ............................    (212,850)      (123,125)
                                                         ---------      ----------
Deferred income taxes ................................   $ 281,399      $ 351,872
                                                         =========      =========

      In the Company's opinion, the deferred taxes will be fully realized and no valuation allowance is necessary because the Company has the ability to generate sufficient future taxable income to realize the tax benefits.

9.    RELATED-PARTY MATTERS

      As discussed in Notes 1 and 7, the Company declared a distribution to the Parent, effective January 1, 2002, of 100% of the outstanding common stock of its consolidated subsidiary, Saamsun.

      For the years ended December 31, 2003 and December 31, 2002, the Company paid commissions totaling $51,716,000 and $59,058,000 to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Financial Advisors and Franklin Financial Services Corporation, respectively. Royal Alliance Associates, Inc. was a wholly owned subsidiary of the Company prior to January 1, 2002. For the year ended December 31, 2001, the Company paid commissions totaling $40,567,000 to six affiliated broker-dealers: SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc. and VALIC Financial Advisors. These affiliated broker-dealers, distribute a significant portion of the Company's variable annuity products, amounting to approximately 24.0%, 31.2% and 26.0% of deposits for each of the respective periods. Of the Company's mutual fund sales, 26.3% was distributed by these affiliated broker-dealers for the year ended December 31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    RELATED-PARTY MATTERS (Continued)

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent, AIGRS and AIG. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $126,531,000 for the year ended December 31, 2003, $119,981,000 for the year ended December 31, 2002 and $130,178,000 for the year ended December 31, 2001. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $48,733,000, $49,004,000 and $68,757,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The Company paid $500,000, $790,000 and $219,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2003, 2002 and 2001, respectively (see Note
      2).

      The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $2.3 million, $2.4 million and $5.0 million for the years ended December 31, 2003, 2002 and 2001, respectively.

      In December 2003, the Company purchased an affiliated bond with a carrying value of $37,129,000.

      On June 10, 2002, the Company entered into a profit sharing agreement with AIG SunAmerica Asset Management Corp. ("SAAMCO"), a former subsidiary of the Company and registered investment advisor, whereby SAAMCO will contribute to the Company on a quarterly basis its profits earned in connection with its role as investment advisor and/or business manager to several open-end investment management companies registered under the Investment Company Act of 1940, as amended, that fund the variable investment options available to investors through the Company's variable annuity contracts (the "SAAMCO Agreement"). The SAAMCO Agreement is retroactive to January 1, 2002. Variable annuity fees of $60,458,000 and $62,562,000 were included in the consolidated statement of income and comprehensive income relating to the SAAMCO Agreement for the years ended December 31, 2003 and 2002. Of this amount $54,753,000 and $57,745,000 has been paid to the Company in 2003 and 2002 and $5,705,000 and $4,817,000 remained receivables from SAAMCO at December 31, 2003 and 2002, respectively.

      On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS, whereby the Company has the right to borrow up to $500,000,000 from AIGRS. Any advances made by AIGRS under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2003 or December 31, 2002.

      On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS, whereby AIGRS has the right to borrow up to

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    RELATED-PARTY MATTERS (Continued)

      $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2003. At December 31, 2002, $50,000,000 was due to the Company under this agreement. This receivable was collected in January 2003 and was included in due from affiliates on the balance sheet at December 31, 2002.

      On September 26, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby the Company has the right to borrow up to $500,000,000 from SunAmerica Investments, Inc. Any advances made by SunAmerica Investments, Inc. under this agreement must be repaid within 30 days. At December 31, 2003, the Company owed $14,000,000 under this agreement. This payable was paid in January 2004 and was included in due to affiliates on the balance sheet at December 31, 2003. No borrowings were outstanding under this agreement at December 31, 2002.

      On December 19, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby SunAmerica Investments, Inc. has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2003 or December 31, 2002.

10.   BUSINESS SEGMENTS

      As a result of the distribution of Saamsun to the Parent on January 1, 2002, the Company had one business segment in 2003 and 2002, annuity operations (see Note 7). Prior to January 1, 2002, the Company had three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2. The Company evaluates performance based on profit or loss from operations before income taxes. There were no intersegment revenues for the year ended December 31, 2001. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the Company and allocates depreciation of such assets to the Company.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 14.6% of sales in the year ended December 31, 2003, 11.9% of sales in the year ended December 31, 2002 and 12.2% of sales in the year ended December 31, 2001. No other independent selling organization was responsible for 10% or more of sales for any such period. For the year ended December 31, 2001, there was no single independent selling organization that accounted for 10% or more of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives does not compose a material percentage of total revenues in the broker-dealer operations for the year ended December 31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   BUSINESS SEGMENTS (Continued)

      Summarized data for the Company's business segments follow:

                                                                  ASSET        BROKER-
                                                    ANNUITY     MANAGEMENT     DEALER
                                                  OPERATIONS    OPERATIONS   OPERATIONS      TOTAL
                                                 ------------   ----------   ----------   ------------
                                                                    (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2003:

REVENUES:
Fee income:
    Variable annuity fees ................       $    290,132   $       --   $       --   $    290,132
    Universal life insurance fees ........             35,816           --           --         35,816
    Surrender charges ....................             27,733           --           --         27,733
    Other fees ...........................                 --           --           --             --
                                                 ------------   ----------   ----------   ------------
        Total fee income .................            353,681           --           --        353,681

Investment income ........................            398,304           --           --        398,304
Net realized investment losses ...........            (30,354)          --           --        (30,354)
                                                 ------------   ----------   ----------   ------------
Total revenues ...........................            721,631           --           --        721,631
                                                 ------------   ----------   ----------   ------------
BENEFITS AND EXPENSES:
Interest expense .........................            237,585           --           --        237,585
General and administrative expenses ......             83,013           --           --         83,013
Amortization of deferred acquisition costs            156,906           --           --        156,906
Annual commissions .......................             55,661           --           --         55,661
Claims on universal life contracts, net of
    reinsurance ..........................             17,766           --           --         17,766
Guaranteed minimum death benefits, net of
    reinsurance recoveries ...............             63,268           --           --         63,268
                                                 ------------   ----------   ----------   ------------
Total benefits and expenses ..............            614,199           --           --        614,199
                                                 ------------   ----------   ----------   ------------
Pretax income before cumulative effect of
    accounting change ....................       $    107,432   $       --   $       --   $    107,432
                                                 ============   ==========   ==========   ============

Total assets .............................       $ 27,781,851   $       --   $       --   $ 27,781,851
                                                 ============   ==========   ==========   ============
Expenditures for long-lived assets .......       $         --   $       --   $       --   $         --
                                                 ============   ==========   ==========   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   BUSINESS SEGMENTS (Continued)

                                                                  ASSET        BROKER-
                                                    ANNUITY     MANAGEMENT     DEALER
                                                  OPERATIONS    OPERATIONS   OPERATIONS      TOTAL
                                                 ------------   ----------   ----------   ------------
                                                                    (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2002:

REVENUES:
Fee income:
   Variable annuity fees .................       $    295,509   $       --   $       --   $    295,509
   Universal life insurance fees .........             36,253           --           --         36,253
   Surrender charges .....................             32,507           --           --         32,507
   Other fees ............................              3,305           --           --          3,305
                                                 ------------   ----------   ----------   ------------
      Total fee income ...................            367,574           --           --        367,574

Investment income ........................            377,556           --           --        377,556
Net realized investment losses ...........            (65,811)          --           --        (65,811)
                                                 ------------   ----------   ----------   ------------
Total revenues ...........................            679,319           --           --        679,319

BENEFITS AND EXPENSES:
Interest expense .........................            234,261           --           --        234,261
General and administrative expenses ......             79,287           --           --         79,287
Amortization of deferred acquisition costs            187,860           --           --        187,860
Annual commissions .......................             58,389           --           --         58,389
Claims on universal life contracts, net of
   reinsurance ...........................             15,716           --           --         15,716
Guaranteed minimum death benefits, net of
   reinsurance recoveries ................             67,492           --           --         67,492
                                                 ------------   ----------   ----------   ------------
Total benefits and expenses ..............            643,005           --           --        643,005
                                                 ------------   ----------   ----------   ------------
Pretax income before cumulative effect of
   accounting change .....................       $     36,314   $       --   $       --   $     36,314
                                                 ============   ==========   ==========   ============
Total assets .............................       $ 23,538,832   $       --   $       --   $ 23,538,832
                                                 ============   ==========   ==========   ============
Expenditures for long-lived assets .......       $         --   $       --   $       --            $--
                                                 ============   ==========   ==========   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   BUSINESS SEGMENTS (Continued)

                                                                  ASSET        BROKER-
                                                    ANNUITY     MANAGEMENT     DEALER
                                                  OPERATIONS    OPERATIONS   OPERATIONS      TOTAL
                                                 ------------   ----------   ----------   ------------
                                                                    (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2001:

REVENUES:
Fee income:
    Variable annuity fees ................       $    337,384   $   11,499   $       --   $    348,883
    Net retained commissions .............                 --        2,210       45,362         47,572
    Asset management fees ................                 --       63,529           --         63,529
    Universal life insurance fees ........             36,475           --           --         36,475
    Surrender charges ....................             24,911           --           --         24,911
    Other fees ...........................              3,626        9,350        1,575         14,551
                                                 ------------   ----------   ----------   ------------
Total fee income .........................            402,396       86,588       46,937        535,921

Investment income ........................            358,710       14,988          570        374,268
Net realized investment losses ...........            (59,784)     (32,927)          --        (92,711)
                                                 ------------   ----------   ----------   ------------
Total revenues ...........................            701,322       68,649       47,507        817,478

BENEFITS AND EXPENSES:
Interest expense .........................            240,499        4,115          360        244,974
General and administrative expenses ......             80,026       27,430       29,486        136,942
Amortization of deferred acquisition costs            144,273       76,043           --        220,316
Annual commissions .......................             58,278           --           --         58,278
Claims on universal life contracts, net of
   reinsurance ...........................             17,566           --           --         17,566
Guaranteed minimum death benefits, net of
   reinsurance recoveries ................             17,839           --           --         17,839
                                                 ------------   ----------   ----------   ------------
Total benefits and Expenses ..............            558,481      107,588       29,846        695,915

Pretax income before cumulative effect of
   accounting change .....................       $    142,841   $  (38,939)  $   17,661   $    121,563
                                                 ============   ==========   ==========   ============
Total assets .............................       $ 26,207,279   $  659,876   $   72,950   $ 26,940,105
                                                 ============   ==========   ==========   ============
Expenditures for long-lived assets .......       $         --   $      614   $      608   $      1,222
                                                 ============   ==========   ==========   ============

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 APRIL 30, 2003

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                  ANNUAL REPORT
                                 APRIL 30, 2003

                                    CONTENTS

Report of Independent Auditors ............................................    1
Statement of Assets and Liabilities .......................................    2
Schedule of Portfolio Investments .........................................    8
Statement of Operations ...................................................    9
Statement of Changes in Net Assets ........................................   15
Notes to Financial Statements .............................................   27

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven, a separate account of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account") at April 30, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
July 7, 2003

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003

                                                                          Government
                                                            Capital           and                          Aggressive
                                                         Appreciation     Quality Bond      Growth           Growth
                                                           Portfolio       Portfolio       Portfolio       Portfolio
                                                           (Class 1)       (Class 1)       (Class 1)        (Class 1)
                                                         ------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                               $45,411,415     $69,894,786     $27,512,769     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                         0               0               0       9,544,290
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                         0               0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                         0               0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                         0               0               0               0

Liabilities                                                         0               0               0               0
                                                          -----------------------------------------------------------

Net Assets                                                $45,411,415     $69,894,786     $27,512,769     $ 9,544,290
                                                          ===========================================================

     Accumulation units                                   $45,362,060     $69,813,163     $27,478,711     $ 9,544,290

     Contracts in payout (annuitization) period                49,355          81,623          34,058               0
                                                          -----------------------------------------------------------

          Total net assets                                $45,411,415     $69,894,786     $27,512,769     $ 9,544,290
                                                          ===========================================================

Accumulation units outstanding                              3,312,355       4,435,309       2,185,613         961,812
                                                          ===========================================================

Contracts with total expenses of 0.85% *:
     Net Assets                                           $    18,606     $     3,995     $    11,185     $     1,190
     Accumulation units outstanding                             2,897             326           1,707             288
     Unit value of accumulation units                     $      6.42     $     12.25     $      6.55     $      4.13

Contracts with total expenses of 0.85% **:
     Net Assets                                           $19,469,576     $14,120,061     $10,142,057     $   896,990
     Accumulation units outstanding                         2,242,839       1,104,627       1,319,642         142,222
     Unit value of accumulation units                     $      8.68     $     12.78     $      7.69     $      6.31

Contracts with total expenses of 1.10% :
     Net Assets                                           $ 1,670,118     $   906,460     $   741,577     $    40,024
     Accumulation units outstanding                           193,637          71,303          97,032           6,373
     Unit value of accumulation units                     $      8.63     $     12.71     $      7.64     $      6.28

Contracts with total expenses of 1.25% :
     Net Assets                                           $24,253,115     $54,864,270     $16,617,950     $ 8,606,086
     Accumulation units outstanding                           872,982       3,259,053         767,232         812,929
     Unit value of accumulation units                     $     27.78     $     16.83     $     21.66     $     10.59

                                                                Alliance          Asset         Blue Chip
                                                                  Growth        Allocation       Growth
                                                                Portfolio       Portfolio       Portfolio
                                                                (Class 1)       (Class 1)       ( Class 1)
                                                               -------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                                    $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                     72,130,071      12,636,500         759,737
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                              0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                              0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                              0               0               0

Liabilities                                                              0               0               0
                                                               -------------------------------------------

Net Assets                                                     $72,130,071     $12,636,500     $   759,737
                                                               ===========================================

     Accumulation units                                        $72,095,228     $12,627,686     $   759,737

     Contracts in payout (annuitization) period                     34,843           8,814               0
                                                               -------------------------------------------

          Total net assets                                     $72,130,071     $12,636,500     $   759,737
                                                               ===========================================

Accumulation units outstanding                                   4,857,901         842,182         165,075
                                                               ===========================================

Contracts with total expenses of 0.85% *:
     Net Assets                                                $     9,456     $         0     $         0
     Accumulation units outstanding                                  1,984               -               -
     Unit value of accumulation units                          $      4.77     $         0     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                                $13,160,684     $ 2,296,393     $   714,984
     Accumulation units outstanding                              2,297,444         246,399         155,299
     Unit value of accumulation units                          $      5.73     $      9.32     $      4.60

Contracts with total expenses of 1.10% :
     Net Assets                                                $   763,175     $   228,020     $    44,753
     Accumulation units outstanding                                133,969          24,587           9,776
     Unit value of accumulation units                          $      5.70     $      9.27     $      4.58

Contracts with total expenses of 1.25% :
     Net Assets                                                $58,196,756     $10,112,087     $         0
     Accumulation units outstanding                              2,424,504         571,196               -
     Unit value of accumulation units                          $     24.00     $     17.70     $         0

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (Continued)

                                                             Cash          Corporate     Davis Venture     "Dogs" of
                                                           Management        Bond            Value        Wall Street
                                                           Portfolio       Portfolio       Portfolio       Portfolio
                                                           (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                          -----------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                               $         0     $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                24,491,587      16,712,027      51,742,583       6,528,585
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                         0               0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                         0               0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                         0               0               0               0

Liabilities                                                         0               0               0               0
                                                          -----------------------------------------------------------

Net Assets                                                $24,491,587     $16,712,027     $51,742,583     $ 6,528,585
                                                          ===========================================================

     Accumulation units                                   $24,434,696     $16,704,271     $51,726,260     $ 6,527,251

     Contracts in payout (annuitization) period                56,891           7,756          16,323           1,334
                                                          -----------------------------------------------------------

          Total net assets                                $24,491,587     $16,712,027     $51,742,583     $ 6,528,585
                                                          ===========================================================

Accumulation units outstanding                              1,922,742       1,170,704       4,665,711         733,143
                                                          ===========================================================

Contracts with total expenses of 0.85% *:
     Net Assets                                           $    36,842     $         0     $    11,125     $         0
     Accumulation units outstanding                             3,497               -           1,413               -
     Unit value of accumulation units                     $     10.54     $         0     $      7.87     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                           $ 3,516,200     $ 5,317,911     $30,674,883     $   743,689
     Accumulation units outstanding                           321,915         428,783       3,552,389          74,185
     Unit value of accumulation units                     $     10.92     $     12.40     $      8.64     $     10.02

Contracts with total expenses of 1.10% :
     Net Assets                                           $   476,373     $   773,097     $ 2,359,246     $   110,249
     Accumulation units outstanding                            43,742          62,702         274,799          11,035
     Unit value of accumulation units                     $     10.89     $     12.33     $      8.59     $      9.99

Contracts with total expenses of 1.25% :
     Net Assets                                           $20,462,172     $10,621,019     $18,697,329     $ 5,674,647
     Accumulation units outstanding                         1,553,588         679,219         837,110         647,923
     Unit value of accumulation units                     $     13.17     $     15.64     $     22.34     $      8.76

                                                                Emerging         Equity          Equity
                                                                  Markets        Income           Index
                                                                Portfolio       Portfolio       Portfolio
                                                                (Class 1)       (Class 1)       (Class 1)
                                                               -------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                                    $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                      3,999,291       6,804,963      36,310,699
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                              0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                              0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                              0               0               0

Liabilities                                                              0               0               0
                                                               -------------------------------------------

Net Assets                                                     $ 3,999,291     $ 6,804,963     $36,310,699
                                                               ===========================================

     Accumulation units                                        $ 3,992,386     $ 6,791,828     $36,245,459

     Contracts in payout (annuitization) period                      6,905          13,135          65,240
                                                               -------------------------------------------

          Total net assets                                     $ 3,999,291     $ 6,804,963     $36,310,699
                                                               ===========================================

Accumulation units outstanding                                     632,213         758,827       5,344,702
                                                               ===========================================

Contracts with total expenses of 0.85% *:
     Net Assets                                                $         0     $         0     $         0
     Accumulation units outstanding                                      -               -               -
     Unit value of accumulation units                          $         0     $         0     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                                $   753,112     $         0     $         0
     Accumulation units outstanding                                102,396               -               -
     Unit value of accumulation units                          $      7.35     $         0     $         0

Contracts with total expenses of 1.10% :
     Net Assets                                                $    80,052     $         0     $         0
     Accumulation units outstanding                                 10,925               -               -
     Unit value of accumulation units                          $      7.33     $         0     $         0

Contracts with total expenses of 1.25% :
     Net Assets                                                $ 3,166,127     $ 6,804,963     $36,310,699
     Accumulation units outstanding                                518,892         758,827       5,344,702
     Unit value of accumulation units                          $      6.10     $      8.97     $      6.79

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (Continued)

                                                                                                           Goldman
                                                           Federated        Global          Global           Sachs
                                                             Value           Bond          Equities        Research
                                                           Portfolio       Portfolio       Portfolio       Portfolio
                                                           (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                          -----------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                               $         0     $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                10,910,210       9,012,858      10,038,817         455,203
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                         0               0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                         0               0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                         0               0               0               0

Liabilities                                                         0               0               0               0
                                                          -----------------------------------------------------------

Net Assets                                                $10,910,210     $ 9,012,858     $10,038,817     $   455,203
                                                          ===========================================================

     Accumulation units                                   $10,907,038     $ 9,007,066     $10,037,808     $   455,203

     Contracts in payout (annuitization) period                 3,172           5,792           1,009               0
                                                          -----------------------------------------------------------

          Total net assets                                $10,910,210     $ 9,012,858     $10,038,817     $   455,203
                                                          ===========================================================

Accumulation units outstanding                              1,047,833         557,751       1,037,728          86,857
                                                          ===========================================================

Contracts with total expenses of 0.85% *:
     Net Assets                                           $         0     $         0     $     1,220     $         0
     Accumulation units outstanding                                 -               -             212               -
     Unit value of accumulation units                     $         0     $         0     $      5.75     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                           $ 4,592,289     $   896,035     $ 2,739,408     $   402,804
     Accumulation units outstanding                           560,019          74,019         477,240          76,812
     Unit value of accumulation units                     $      8.20     $     12.11     $      5.74     $      5.24

Contracts with total expenses of 1.10% :
     Net Assets                                           $   201,505     $    83,729     $    55,846     $    52,399
     Accumulation units outstanding                            24,706           6,954           9,781          10,045
     Unit value of accumulation units                     $      8.16     $     12.04     $      5.71     $      5.22

Contracts with total expenses of 1.25% :
     Net Assets                                           $ 6,116,416     $ 8,033,094     $ 7,242,343     $         0
     Accumulation units outstanding                           463,108         476,778         550,495               -
     Unit value of accumulation units                     $     13.21     $     16.85     $     13.16     $         0

                                                                 Growth-         Growth        High-Yield
                                                                 Income       Opportunities       Bond
                                                                Portfolio      Portfolio       Portfolio
                                                                (Class 1)      (Class 1)        (Class 1)
                                                               -------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                                    $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                     61,581,722         175,830       7,178,636
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                              0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                              0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                              0               0               0

Liabilities                                                              0               0               0
                                                               -------------------------------------------

Net Assets                                                     $61,581,722     $   175,830     $ 7,178,636
                                                               ===========================================

     Accumulation units                                        $61,469,368     $   175,830     $ 7,177,901

     Contracts in payout (annuitization) period                    112,354               0             735
                                                               -------------------------------------------

          Total net assets                                     $61,581,722     $   175,830     $ 7,178,636
                                                               ===========================================

Accumulation units outstanding                                   4,056,149          48,330         638,229
                                                               ===========================================

Contracts with total expenses of 0.85% *:
     Net Assets                                                $     4,142     $         0     $         0
     Accumulation units outstanding                                    647               -               -
     Unit value of accumulation units                          $      6.41     $         0     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                                $12,169,246     $   174,617     $ 2,412,976
     Accumulation units outstanding                              1,743,668          48,013         267,960
     Unit value of accumulation units                          $      6.98     $      3.64     $      9.00

Contracts with total expenses of 1.10% :
     Net Assets                                                $   757,031     $     1,213     $   163,189
     Accumulation units outstanding                                109,068             317          18,202
     Unit value of accumulation units                          $      6.94     $      3.83     $      8.97

Contracts with total expenses of 1.25% :
     Net Assets                                                $48,651,303     $         0     $ 4,602,471
     Accumulation units outstanding                              2,202,766               -         352,067
     Unit value of accumulation units                          $     22.09     $         0     $     13.07

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (Continued)

                                                         International
                                                          Diversified    International     MFS Growth      MFS Mid-
                                                            Equities    Growth & Income    & Income       Cap Growth
                                                           Portfolio       Portfolio       Portfolio       Portfolio
                                                           (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                          -----------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                               $         0     $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                 3,655,991      10,734,722       6,981,443       2,840,743
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                         0               0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                         0               0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                         0               0               0               0

Liabilities                                                         0               0               0               0
                                                          -----------------------------------------------------------

Net Assets                                                $ 3,655,991     $10,734,722     $ 6,981,443     $ 2,840,743
                                                          ===========================================================

     Accumulation units                                   $ 3,655,377     $10,721,130     $ 6,981,443     $ 2,840,743

     Contracts in payout (annuitization) period                   614          13,592               0               0
                                                          -----------------------------------------------------------

          Total net assets                                $ 3,655,991     $10,734,722     $ 6,981,443     $ 2,840,743
                                                          ===========================================================

Accumulation units outstanding                                584,446       1,447,371         992,326         482,982
                                                          ===========================================================

Contracts with total expenses of 0.85% *:
     Net Assets                                           $         0     $     3,986     $         0     $         0
     Accumulation units outstanding                                 -             668               -               -
     Unit value of accumulation units                     $         0     $      5.97     $         0     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                           $   948,241     $ 5,569,809     $ 6,349,463     $ 2,643,255
     Accumulation units outstanding                           204,331         837,785         902,075         449,234
     Unit value of accumulation units                     $      4.64     $      6.65     $      7.04     $      5.88

Contracts with total expenses of 1.10% :
     Net Assets                                           $     7,157     $   213,500     $   631,980     $   197,488
     Accumulation units outstanding                             1,550          32,278          90,251          33,748
     Unit value of accumulation units                     $      4.62     $      6.61     $      7.00     $      5.85

Contracts with total expenses of 1.25% :
     Net Assets                                           $ 2,700,593     $ 4,947,427     $         0     $         0
     Accumulation units outstanding                           378,565         576,640               -               -
     Unit value of accumulation units                     $      7.13     $      8.58     $         0     $         0

                                                               MFS Total        Putnam           Real
                                                                Return          Growth          Estate
                                                               Portfolio       Portfolio       Portfolio
                                                               (Class 1)       (Class 1)       (Class 1)
                                                              -------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                                   $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                    29,450,456      27,931,800       5,468,503
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                             0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                             0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                             0               0               0

Liabilities                                                             0               0               0
                                                              -------------------------------------------

Net Assets                                                    $29,450,456     $27,931,800     $ 5,468,503
                                                              ===========================================

     Accumulation units                                       $29,444,243     $27,909,902     $ 5,468,503

     Contracts in payout (annuitization) period                     6,213          21,898               0
                                                              -------------------------------------------

          Total net assets                                    $29,450,456     $27,931,800     $ 5,468,503
                                                              ===========================================

Accumulation units outstanding                                  2,609,969       2,441,491         414,863
                                                              ===========================================

Contracts with total expenses of 0.85% *:
     Net Assets                                               $         0     $       876     $         0
     Accumulation units outstanding                                     -             174               -
     Unit value of accumulation units                         $         0     $      5.05     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                               $26,993,765     $ 4,479,997     $ 1,313,364
     Accumulation units outstanding                             2,391,121         817,468          88,262
     Unit value of accumulation units                         $     11.29     $      5.48     $     14.88

Contracts with total expenses of 1.10% :
     Net Assets                                               $ 2,456,691     $   122,772     $    58,017
     Accumulation units outstanding                               218,848          22,523           3,919
     Unit value of accumulation units                         $     11.23     $      5.45     $     14.80

Contracts with total expenses of 1.25% :
     Net Assets                                               $         0     $23,328,155     $ 4,097,122
     Accumulation units outstanding                                     -       1,601,326         322,682
     Unit value of accumulation units                         $         0     $     14.57     $     12.70

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (Continued)

                                                         Small Company    SunAmerica                       Telecom
                                                             Value         Balanced       Technology        Utility
                                                           Portfolio       Portfolio       Portfolio      Portfolio
                                                           (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                          -----------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                               $         0     $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                 6,037,265      56,393,035         121,123       3,570,779
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                         0               0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                         0               0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                         0               0               0               0

Liabilities                                                         0               0               0               0
                                                          ------------------------------------------------------------

Net Assets                                                $ 6,037,265     $56,393,035     $   121,123     $ 3,570,779
                                                          ============================================================

     Accumulation units                                   $ 6,037,265     $56,320,424     $   121,123     $ 3,560,535

     Contracts in payout (annuitization) period                     0          72,611               0          10,244
                                                          ------------------------------------------------------------

          Total net assets                                $ 6,037,265     $56,393,035     $   121,123     $ 3,570,779
                                                          ============================================================

Accumulation units outstanding                                458,325       4,597,911          66,761         423,820
                                                          ============================================================

Contracts with total expenses of 0.85% *:
     Net Assets                                           $     3,711     $     5,376     $         0     $         0
     Accumulation units outstanding                               403             837               -               -
     Unit value of accumulation units                     $      9.21     $      6.43     $         0     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                           $         0     $ 4,093,039     $   106,748     $   373,283
     Accumulation units outstanding                                 -         550,347          58,799          61,703
     Unit value of accumulation units                     $         0     $      7.44     $      1.82     $      6.05

Contracts with total expenses of 1.10% :
     Net Assets                                           $         0     $   180,221     $    14,375     $    23,882
     Accumulation units outstanding                                 -          24,362           7,962           3,965
     Unit value of accumulation units                     $         0     $      7.40     $      1.81     $      6.02

Contracts with total expenses of 1.25% :
     Net Assets                                           $ 6,033,554     $52,114,399     $         0     $ 3,173,614
     Accumulation units outstanding                           457,922       4,022,365               -         358,152
     Unit value of accumulation units                     $     13.18     $     12.96     $         0     $      8.86

                                                          Worldwide                       Emerging
                                                         High Income      Comstock         Growth
                                                          Portfolio       Portfolio       Portfolio
                                                          (Class 1)       (Class II)      (Class II)
                                                         -------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                              $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                2,548,697               0               0
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                        0      15,778,868       1,916,147
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                        0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                        0               0               0

Liabilities                                                        0               0               0
                                                         --------------------------------------------

Net Assets                                               $ 2,548,697     $15,778,868     $ 1,916,147
                                                         ============================================

     Accumulation units                                  $ 2,547,339     $15,778,868     $ 1,916,147

     Contracts in payout (annuitization) period                1,358               0               0
                                                         --------------------------------------------

          Total net assets                               $ 2,548,697     $15,778,868     $ 1,916,147
                                                         ============================================

Accumulation units outstanding                               185,292       1,877,262         261,331
                                                         ============================================

Contracts with total expenses of 0.85% *:
     Net Assets                                          $         0     $         0     $         0
     Accumulation units outstanding                                -               -               -
     Unit value of accumulation units                    $         0     $         0     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                          $   665,201     $14,563,805     $ 1,623,933
     Accumulation units outstanding                           63,528       1,732,236         221,473
     Unit value of accumulation units                    $     10.47     $      8.41     $      7.33

Contracts with total expenses of 1.10% :
     Net Assets                                          $    63,050     $ 1,215,063     $   292,214
     Accumulation units outstanding                            6,051         145,026          39,858
     Unit value of accumulation units                    $     10.42     $      8.38     $      7.33

Contracts with total expenses of 1.25% :
     Net Assets                                          $ 1,820,446     $         0     $         0
     Accumulation units outstanding                          115,713               -               -
     Unit value of accumulation units                    $     15.73     $         0     $         0

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (Continued)

                                                                          Lord Abbett
                                                           Growth &         Growth &      Lord Abbett        Asset
                                                            Income          Income       Mid-Cap Value    Allocation
                                                           Portfolio       Portfolio       Portfolio       Portfolio
                                                          (Class II)       (Class VC)      (Class VC)      (Class 2)
                                                          -----------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                               $         0     $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                         0               0               0               0
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                 9,962,263               0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                         0       9,794,470       5,589,117               0
     Investments in American Funds Insurance Series,
         at net asset value                                         0               0               0       9,181,839

Liabilities                                                         0               0               0               0
                                                          -----------------------------------------------------------

Net Assets                                                $ 9,962,263     $ 9,794,470     $ 5,589,117     $ 9,181,839
                                                          ===========================================================

      Accumulation units                                  $ 9,962,263     $ 9,794,470     $ 5,589,117     $ 9,181,839

      Contracts in payout (annuitization) period                    0               0               0               0
                                                          -----------------------------------------------------------

           Total net assets                               $ 9,962,263     $ 9,794,470     $ 5,589,117     $ 9,181,839
                                                          ===========================================================

Accumulation units outstanding                              1,101,314       1,144,287         667,309         853,127
                                                          ===========================================================

Contracts with total expenses of 0.85% *:
     Net Assets                                           $         0     $         0     $         0     $         0
     Accumulation units outstanding                                 -               -               -               -
     Unit value of accumulation units                     $         0     $         0     $         0     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                           $ 8,845,412     $ 8,947,373     $ 4,905,593     $ 8,610,324
     Accumulation units outstanding                           977,264       1,045,100         585,524         799,987
     Unit value of accumulation units                     $      9.05     $      8.56     $      8.38     $     10.76

Contracts with total expenses of 1.10% :
     Net Assets                                           $ 1,116,851     $   847,097     $   683,524     $   571,515
     Accumulation units outstanding                           124,050          99,187          81,785          53,140
     Unit value of accumulation units                     $      9.00     $      8.54     $      8.36     $     10.75

Contracts with total expenses of 1.25% :
     Net Assets                                           $         0     $         0     $         0     $         0
     Accumulation units outstanding                                 -               -               -               -
     Unit value of accumulation units                     $         0     $         0     $         0     $         0

                                                                 Global                          Growth
                                                                 Growth          Growth          Income
                                                                Portfolio       Portfolio       Portfolio
                                                                (Class 2)       (Class 2)       (Class 2)
                                                               -------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                                    $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                              0               0               0
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                              0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                              0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                      2,036,008       5,920,073      12,254,361

Liabilities                                                              0               0               0
                                                               ---------------------------------------------

Net Assets                                                     $ 2,036,008     $ 5,920,073     $12,254,361
                                                               =============================================

      Accumulation units                                       $ 2,036,008     $ 5,920,073     $12,254,361

      Contracts in payout (annuitization) period                         0               0               0
                                                               ---------------------------------------------

           Total net assets                                    $ 2,036,008     $ 5,920,073     $12,254,361
                                                               =============================================

Accumulation units outstanding                                     180,601         503,213       1,076,060
                                                               =============================================

Contracts with total expenses of 0.85% *:
     Net Assets                                                $         0     $         0     $         0
     Accumulation units outstanding                                      -               -               -
     Unit value of accumulation units                          $         0     $         0     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                                $ 1,964,745     $ 5,463,814     $11,246,684
     Accumulation units outstanding                                174,275         464,391         987,417
     Unit value of accumulation units                          $     11.27     $     11.77     $     11.39

Contracts with total expenses of 1.10% :
     Net Assets                                                $    71,263     $   456,259     $ 1,007,677
     Accumulation units outstanding                                  6,326          38,822          88,643
     Unit value of accumulation units                          $     11.26     $     11.75     $     11.37

Contracts with total expenses of 1.25% :
     Net Assets                                                $         0     $         0     $         0
     Accumulation units outstanding                                      -               -               -
     Unit value of accumulation units                          $         0     $         0     $         0

* Offered in Polaris Plus product.

**    Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2003

                                                                              Net Asset Value   Net Asset
                 Variable Accounts                                  Shares      Per Share         Value            Cost
----------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
     Capital Appreciation Portfolio (Class 1)                      1,852,190     $   24.52     $ 45,411,415     $ 71,984,585
     Government and Quality Bond Portfolio (Class 1)               4,420,308         15.81       69,894,786       64,336,357
     Growth Portfolio (Class 1)                                    1,378,127         19.96       27,512,769       42,080,803

SUNAMERICA SERIES TRUST:
     Aggressive Growth Portfolio (Class 1)                         1,351,379     $    7.06     $  9,544,290     $ 21,726,630
     Alliance Growth Portfolio (Class 1)                           4,775,422         15.10       72,130,071      146,687,677
     Asset Allocation Portfolio (Class 1)                          1,054,009         11.99       12,636,500       14,725,067
     Blue Chip Growth Portfolio (Class 1)                            148,222          5.13          759,737          896,949
     Cash Management Portfolio (Class 1)                           2,255,610         10.86       24,491,587       24,703,233
     Corporate Bond Portfolio (Class 1)                            1,422,393         11.75       16,712,027       15,996,166
     Davis Venture Value Portfolio (Class 1)                       2,852,939         18.14       51,742,583       68,702,359
     "Dogs" of Wall Street Portfolio (Class 1)                       780,820          8.36        6,528,585        7,261,047
     Emerging Markets Portfolio (Class 1)                            644,103          6.21        3,999,291        4,620,461
     Equity Income Portfolio (Class 1)                               732,822          9.29        6,804,963        7,724,134
     Equity Index Portfolio (Class 1)                              4,645,920          7.82       36,310,699       52,409,831
     Federated Value Portfolio (Class 1)                             896,059         12.18       10,910,210       13,703,160
     Global Bond Portfolio (Class 1)                                 807,683         11.16        9,012,858        8,918,160
     Global Equities Portfolio (Class 1)                           1,179,265          8.51       10,038,817       19,816,071
     Goldman Sachs Research Portfolio (Class 1)                       83,241          5.47          455,203          582,336
     Growth-Income Portfolio (Class 1)                             3,374,885         18.25       61,581,722       95,687,309
     Growth Opportunities Portfolio (Class 1)                         45,509          3.86          175,830          332,620
     High-Yield Bond Portfolio (Class 1)                           1,161,134          6.18        7,178,636        9,343,985
     International Diversified Equities Portfolio (Class 1)          679,042          5.38        3,655,991        6,218,484
     International Growth & Income Portfolio (Class 1)             1,419,141          7.56       10,734,722       15,650,499
     MFS Growth & Income Portfolio (Class 1)                         784,148          8.90        6,981,443        9,387,439
     MFS Mid-Cap Growth Portfolio (Class 1)                          461,232          6.16        2,840,743        5,803,241
     MFS Total Return Portfolio (Class 1)                          2,015,736         14.61       29,450,456       30,262,001
     Putnam Growth Portfolio (Class 1)                             2,366,649         11.80       27,931,800       54,577,365
     Real Estate Portfolio (Class 1)                                 458,884         11.92        5,468,503        4,853,281
     Small Company Value Portfolio (Class 1)                         664,373          9.09        6,037,265        6,982,301
     SunAmerica Balanced Portfolio (Class 1)                       4,647,393         12.13       56,393,035       80,503,506
     Technology Portfolio (Class 1)                                   61,064          1.98          121,123          218,685
     Telecom Utility Portfolio (Class 1)                             495,982          7.20        3,570,779        6,359,021
     Worldwide High Income Portfolio (Class 1)                       354,313          7.19        2,548,697        3,043,049

VAN KAMPEN LIFE INVESTMENT TRUST:
     Comstock Portfolio (Class II)                                 1,698,479     $    9.29     $ 15,778,868     $ 16,467,072
     Emerging Growth Portfolio (Class II)                             94,718         20.23        1,916,147        2,085,712
     Growth & Income Portfolio (Class II)                            734,139         13.57        9,962,263       10,324,300

LORD ABBETT SERIES FUND, INC.:
     Growth & Income Portfolio (Class VC)                            497,686     $   19.68     $  9,794,470     $  9,419,982
     Mid-Cap Value Portfolio (Class VC)                              410,964         13.60        5,589,117        5,549,253

AMERICAN FUNDS INSURANCE SERIES:
     Asset Allocation Portfolio (Class 2)                            724,691     $   12.67     $  9,181,839     $  8,803,181
     Global Growth Portfolio (Class 2)                               174,465         11.67        2,036,008        1,941,470
     Growth Portfolio (Class 2)                                      164,310         36.03        5,920,073        5,522,312
     Growth Income Portfolio (Class 2)                               458,278         26.74       12,254,361       11,602,622

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003

                                                                                Government
                                                                   Capital         and                         Aggressive
                                                                Appreciation   Quality Bond        Growth        Growth
                                                                 Portfolio      Portfolio        Portfolio      Portfolio
                                                                  (Class 1)      (Class 1)       (Class 1)      (Class 1)
                                                                ------------------------------------------------------------
Investment income:
     Dividends                                                  $          0   $  2,183,957     $   112,167   $     34,232
                                                                ------------------------------------------------------------
         Total investment income                                           0      2,183,957         112,167         34,232
                                                                ------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                              (400,638)      (663,227)       (261,080)      (107,701)
     Distribution expense charge                                     (64,528)       (95,649)        (40,868)       (15,295)
                                                                ------------------------------------------------------------
         Total expenses                                             (465,166)      (758,876)       (301,948)      (122,996)
                                                                ------------------------------------------------------------

Net investment income (loss)                                        (465,166)     1,425,081        (189,781)       (88,764)
                                                                ------------------------------------------------------------

Net realized gains (losses) from securities
   transactions:
     Proceeds from shares sold                                     4,627,587      8,681,096       3,263,522      2,065,071
     Cost of shares sold                                          (8,068,949)    (8,137,210)     (5,129,902)    (4,617,893)
                                                                ------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                       (3,441,362)       543,886      (1,866,380)    (2,552,822)
Realized Gain Distribution                                                 0              0               0              0
                                                                ------------------------------------------------------------

Net Realized Gains (Losses)                                       (3,441,362)       543,886      (1,866,380)    (2,552,822)
                                                                ------------------------------------------------------------

Net unrealized appreciation (depreciation)
   of investments:
     Beginning of period                                         (24,183,037)     3,156,741     (11,632,410)   (12,302,030)
     End of period                                               (26,573,170)     5,558,429     (14,568,034)   (12,182,340)
                                                                ------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 (2,390,133)     2,401,688      (2,935,624)       119,690
                                                                ------------------------------------------------------------

Increase (decrease) in net assets from operations               $ (6,296,661)  $  4,370,655     $(4,991,785)  $ (2,521,896)
                                                                ============================================================


                                                                  Alliance          Asset        Blue Chip
                                                                   Growth         Allocation      Growth
                                                                  Portfolio       Portfolio      Portfolio
                                                                  (Class 1)       (Class 1)      (Class 1)
                                                                -------------------------------------------
Investment income:
     Dividends                                                  $    227,674     $   486,765    $     1,604
                                                                -------------------------------------------
         Total investment income                                     227,674         486,765          1,604
                                                                -------------------------------------------

Expenses:
     Mortality and expense risk charge                              (780,457)       (128,315)        (4,334)
     Distribution expense charge                                    (114,310)        (18,784)          (907)
                                                                --------------------------------------------
         Total expenses                                             (894,767)       (147,099)        (5,241)
                                                                --------------------------------------------

Net investment income (loss)                                        (667,093)        339,666         (3,637)
                                                                --------------------------------------------

Net realized gains (losses) from securities
   transactions:
     Proceeds from shares sold                                    12,007,512       1,945,612        260,857
     Cost of shares sold                                         (24,635,133)     (2,321,768)      (338,385)
                                                                --------------------------------------------

Net realized gains (losses) from
    securities transactions                                      (12,627,621)       (376,156)       (77,528)
Realized Gain Distribution                                                 0               0              0
                                                                --------------------------------------------

Net Realized Gains (Losses)                                      (12,627,621)       (376,156)       (77,528)
                                                                --------------------------------------------

Net unrealized appreciation (depreciation)
   of investments:
     Beginning of period                                         (71,883,460)     (1,633,849)      (104,728)
     End of period                                               (74,557,606)     (2,088,567)      (137,212)
                                                                --------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 (2,674,146)       (454,718)       (32,484)
                                                                -------------------------------------------

Increase (decrease) in net assets from operations               $(15,968,860)    $  (491,208)   $  (113,649)
                                                                ===========================================

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                    Cash         Corporate    Davis Venture     "Dogs" of
                                                                 Management         Bond          Value        Wall Street
                                                                  Portfolio      Portfolio      Portfolio       Portfolio
                                                                  (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                                                ----------------------------------------------------------
Investment income:
     Dividends                                                  $    849,895    $   841,103   $     323,634   $    127,117
                                                                ----------------------------------------------------------
         Total investment income                                     849,895        841,103         323,634        127,117
                                                                ----------------------------------------------------------

Expenses:
     Mortality and expense risk charge                              (266,173)      (138,382)       (430,335)       (71,062)
     Distribution expense charge                                     (37,815)       (20,879)        (75,003)       (10,101)
                                                                ----------------------------------------------------------
         Total expenses                                             (303,988)      (159,261)       (505,338)       (81,163)
                                                                ----------------------------------------------------------

Net investment income (loss)                                         545,907        681,842        (181,704)        45,954
                                                                ----------------------------------------------------------

Net realized gains (losses) from securities
   transactions:
     Proceeds from shares sold                                    18,105,289      1,864,124       4,494,371      1,082,471
     Cost of shares sold                                         (18,257,444)    (1,889,332)     (6,280,314)    (1,177,322)
                                                                ----------------------------------------------------------

Net realized gains (losses) from
   securities transactions                                          (152,155)       (25,208)     (1,785,943)       (94,851)
Realized Gain Distribution                                                 0              0               0              0
                                                                ----------------------------------------------------------

Net Realized Gains (Losses)                                         (152,155)       (25,208)     (1,785,943)       (94,851)
                                                                ----------------------------------------------------------

Net unrealized appreciation (depreciation)
   of investments:
     Beginning of period                                             196,374         90,308     (11,509,818)       302,094
     End of period                                                  (211,646)       715,861     (16,959,776)      (732,462)
                                                                ----------------------------------------------------------

Change in net unrealized appreciation
     (depreciation) of investments                                  (408,020)       625,553      (5,449,958)    (1,034,556)
                                                                ----------------------------------------------------------

Increase (decrease) in net assets from operations               $    (14,268)   $ 1,282,187   $  (7,417,605)  $ (1,083,453)
                                                                ==========================================================

                                                                  Emerging        Equity         Equity
                                                                   Markets        Income          Index
                                                                  Portfolio      Portfolio      Portfolio
                                                                  (Class 1)      (Class 1)      (Class 1)
                                                                -------------------------------------------
Investment income:
     Dividends                                                  $     12,868   $    138,000   $    400,061
                                                                -------------------------------------------
         Total investment income                                      12,868        138,000        400,061
                                                                -------------------------------------------

Expenses:
     Mortality and expense risk charge                               (45,841)       (75,214)      (414,677)
     Distribution expense charge                                      (6,818)       (10,258)       (56,552)
                                                                -------------------------------------------
         Total expenses                                              (52,659)       (85,472)      (471,229)
                                                                -------------------------------------------

Net investment income (loss)                                         (39,791)        52,528        (71,168)
                                                                -------------------------------------------

Net realized gains (losses) from securities
   transactions:
     Proceeds from shares sold                                     3,735,802      1,151,775      6,022,961
     Cost of shares sold                                          (4,431,772)    (1,325,678)    (9,036,047)
                                                                ------------------------------------------

Net realized gains (losses) from
   securities transactions                                          (695,970)      (173,903)    (3,013,086)
Realized Gain Distribution                                                 0              0              0
                                                                ------------------------------------------

Net Realized Gains (Losses)                                         (695,970)      (173,903)    (3,013,086)
                                                                ------------------------------------------

Net unrealized appreciation (depreciation)
   of investments:
     Beginning of period                                            (390,463)       158,646    (12,124,045)
     End of period                                                  (621,170)      (919,171)   (16,099,132)
                                                                ------------------------------------------

Change in net unrealized appreciation
     (depreciation) of investments                                  (230,707)    (1,077,817)    (3,975,087)
                                                                ------------------------------------------

Increase (decrease) in net assets from operations               $   (966,468)  $ (1,199,192)  $ (7,059,341)
                                                                ==========================================

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                                                                Goldman
                                                                 Federated         Global        Global          Sachs
                                                                    Value           Bond        Equities        Research
                                                                  Portfolio       Portfolio     Portfolio       Portfolio
                                                                 (Class 1)        (Class 1)     (Class 1)       (Class 1)
                                                                -----------------------------------------------------------
Investment income:
     Dividends                                                  $    126,215    $    142,535   $          0   $          0
                                                                -----------------------------------------------------------
         Total investment income                                     126,215         142,535              0              0
                                                                -----------------------------------------------------------

Expenses:
     Mortality and expense risk charge                              (102,206)        (92,609)      (106,436)        (3,340)
     Distribution expense charge                                     (16,368)        (13,012)       (16,284)          (686)
                                                                -----------------------------------------------------------
         Total expenses                                             (118,574)       (105,621)      (122,720)        (4,026)
                                                                -----------------------------------------------------------

Net investment income (loss)                                           7,641          36,914       (122,720)        (4,026)
                                                                -----------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     1,651,628       1,205,703      1,996,061        218,254
     Cost of shares sold                                          (2,114,023)     (1,232,595)    (3,868,656)      (306,510)
                                                                -----------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                         (462,395)        (26,892)    (1,872,595)       (88,256)
Realized Gain Distribution                                                 0         114,228              0              0
                                                                -----------------------------------------------------------

Net Realized Gains (Losses)                                         (462,395)         87,336     (1,872,595)       (88,256)
                                                                -----------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                          (1,112,787)       (342,075)    (9,045,183)      (143,540)
     End of period                                                (2,792,950)         94,698     (9,777,254)      (127,133)
                                                                -----------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 (1,680,163)        436,773       (732,071)        16,407
                                                                -----------------------------------------------------------

Increase (decrease) in net assets from operations               $ (2,134,917)   $    561,023   $ (2,727,386)  $    (75,875)
                                                                ===========================================================

                                                                   Growth-        Growth        High-Yield
                                                                   Income      Opportunities       Bond
                                                                  Portfolio      Portfolio      Portfolio
                                                                  (Class 1)      (Class 1)      (Class 1)
                                                                -------------------------------------------
Investment income:
     Dividends                                                  $    618,798   $           0   $    919,739
                                                                -------------------------------------------
         Total investment income                                     618,798               0        919,739
                                                                -------------------------------------------

Expenses:
     Mortality and expense risk charge                              (662,141)         (1,497)       (59,845)
     Distribution expense charge                                     (98,061)           (320)        (9,173)
                                                                -------------------------------------------
         Total expenses                                             (760,202)         (1,817)       (69,018)
                                                                -------------------------------------------

Net investment income (loss)                                        (141,404)         (1,817)       850,721
                                                                -------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    10,838,749         133,551        879,289
     Cost of shares sold                                         (16,864,353)       (246,335)    (1,266,949)
                                                                -------------------------------------------

Net realized gains (losses) from
    securities transactions                                       (6,025,604)       (112,784)      (387,660)
Realized Gain Distribution                                                 0               0              0
                                                                -------------------------------------------

Net Realized Gains (Losses)                                       (6,025,604)       (112,784)      (387,660)
                                                                -------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                         (28,607,831)       (174,419)    (1,932,640)
     End of period                                               (34,105,587)       (156,790)    (2,165,349)
                                                                -------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 (5,497,756)         17,629       (232,709)
                                                                -------------------------------------------

Increase (decrease) in net assets from operations               $(11,664,764)  $     (96,972)  $    230,352
                                                                ===========================================

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                               International
                                                                Diversified     International     MFS Growth      MFS Mid-
                                                                  Equities     Growth & Income     & Income     Cap Growth
                                                                 Portfolio        Portfolio        Portfolio     Portfolio
                                                                 (Class 1)        (Class 1)        (Class 1)     (Class 1)
                                                               -------------------------------------------------------------
Investment income:
     Dividends                                                 $           0   $        69,466   $     66,428   $          0
                                                               -------------------------------------------------------------
         Total investment income                                           0            69,466         66,428              0
                                                               -------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                               (41,494)         (102,299)       (52,920)       (20,552)
     Distribution expense charge                                      (6,282)          (17,298)       (11,027)        (4,299)
                                                               -------------------------------------------------------------
         Total expenses                                              (47,776)         (119,597)       (63,947)       (24,851)
                                                               -------------------------------------------------------------

Net investment income (loss)                                         (47,776)          (50,131)         2,481        (24,851)
                                                               -------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     2,469,359         2,998,768      1,431,573        670,193
     Cost of shares sold                                          (4,192,078)       (4,273,307)    (1,997,028)    (1,480,203)
                                                               -------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                       (1,722,719)       (1,274,539)      (565,455)      (810,010)
Realized Gain Distribution                                                 0                 0              0              0
                                                               -------------------------------------------------------------

Net Realized Gains (Losses)                                       (1,722,719)       (1,274,539)      (565,455)      (810,010)
                                                               -------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                          (2,678,279)       (3,078,903)    (1,681,366)    (2,646,135)
     End of period                                                (2,562,493)       (4,915,777)    (2,405,996)    (2,962,498)
                                                               -------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    115,786        (1,836,874)      (724,630)      (316,363)
                                                               -------------------------------------------------------------

Increase (decrease) in net assets from operations              $  (1,654,709)  $    (3,161,544)  $ (1,287,604)  $ (1,151,224)
                                                               =============================================================


                                                                MFS Total       Putnam           Real
                                                                 Return         Growth          Estate
                                                                Portfolio      Portfolio       Portfolio
                                                                (Class 1)      (Class 1)       (Class 1)
                                                               -----------------------------------------
Investment income:
     Dividends                                                 $   408,106   $     58,899     $  126,668
                                                               -----------------------------------------
         Total investment income                                   408,106         58,899        126,668
                                                               -----------------------------------------

Expenses:
     Mortality and expense risk charge                            (159,090)      (311,525)       (49,091)
     Distribution expense charge                                   (33,161)       (45,143)        (7,325)
                                                               -----------------------------------------
         Total expenses                                           (192,251)      (356,668)       (56,416)
                                                               -----------------------------------------

Net investment income (loss)                                       215,855       (297,769)        70,252
                                                               -----------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     981,811      5,353,013      1,333,736
     Cost of shares sold                                        (1,051,491)   (10,458,457)    (1,290,071)
                                                               -----------------------------------------

Net realized gains (losses) from
    securities transactions                                        (69,680)    (5,105,444)        43,665
Realized Gain Distribution                                         256,704              0              0
                                                               -----------------------------------------

Net Realized Gains (Losses)                                        187,024     (5,105,444)        43,665
                                                               -----------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           160,902    (25,516,830)       557,155
     End of period                                                (811,545)   (26,645,565)       615,222
                                                               -----------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 (972,447)    (1,128,735)        58,067
                                                               -----------------------------------------

Increase (decrease) in net assets from operations              $  (569,568)  $ (6,531,948)    $  171,984
                                                               =========================================

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                               Small Company      SunAmerica                           Telecom
                                                                   Value           Balanced         Technology         Utility
                                                                 Portfolio        Portfolio          Portfolio         Portfolio
                                                                 (Class 1)         (Class 1)         (Class 1)         (Class 1)
                                                               ------------------------------------------------------------------
Investment income:
     Dividends                                                 $          0      $  1,673,951      $          0      $    418,233
                                                               ------------------------------------------------------------------
         Total investment income                                          0         1,673,951                 0           418,233
                                                               ------------------------------------------------------------------
Expenses:
     Mortality and expense risk charge                              (67,810)         (644,433)             (748)          (40,765)
     Distribution expense charge                                     (9,251)          (90,347)             (155)           (5,794)
                                                               ------------------------------------------------------------------
         Total expenses                                             (77,061)         (734,780)             (903)          (46,559)
                                                               ------------------------------------------------------------------

Net investment income (loss)                                        (77,061)          939,171              (903)          371,674
                                                               ------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    1,265,389         9,668,959            19,782         1,010,038
     Cost of shares sold                                         (1,387,818)      (13,688,325)          (39,835)       (1,762,829)
                                                               ------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                        (122,429)       (4,019,366)          (20,053)         (752,791)
Realized Gain Distribution                                          374,557                 0                 0                 0
                                                               ------------------------------------------------------------------

Net Realized Gains (Losses)                                         252,128        (4,019,366)          (20,053)         (752,791)
                                                               ------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                            852,655       (20,536,333)          (83,721)       (2,251,202)
     End of period                                                 (945,036)      (24,110,471)          (97,562)       (2,788,242)
                                                               ------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                (1,797,691)       (3,574,138)          (13,841)         (537,040)
                                                               ------------------------------------------------------------------

Increase (decrease) in net assets from operations              $ (1,622,624)     $ (6,654,333)     $    (34,797)     $   (918,157)
                                                               ==================================================================

                                                                Worldwide                      Emerging
                                                               High Income      Comstock        Growth
                                                                Portfolio       Portfolio      Portfolio
                                                                (Class 1)      (Class II)     (Class II)
                                                               -----------------------------------------
Investment income:
     Dividends                                                 $   296,932     $  127,596     $        0
                                                               -----------------------------------------
         Total investment income                                   296,932        127,596              0
                                                               -----------------------------------------

Expenses:
     Mortality and expense risk charge                             (21,527)       (68,712)        (8,769)
     Distribution expense charge                                    (3,192)       (14,300)        (1,766)
                                                               -----------------------------------------
         Total expenses                                            (24,719)       (83,012)       (10,535)
                                                               -----------------------------------------

Net investment income (loss)                                       272,213         44,584        (10,535)
                                                               -----------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     296,321        479,162        139,034
     Cost of shares sold                                          (398,790)      (568,287)      (156,803)
                                                               -----------------------------------------

Net realized gains (losses) from
    securities transactions                                       (102,469)       (89,125)       (17,769)
Realized Gain Distribution                                               0              0              0
                                                               -----------------------------------------

Net Realized Gains (Losses)                                       (102,469)       (89,125)       (17,769)
                                                               -----------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                          (493,799)      (132,554)       (28,686)
     End of period                                                (494,352)      (688,204)      (169,565)
                                                               -----------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                     (553)      (555,650)      (140,879)
                                                               -----------------------------------------

Increase (decrease) in net assets from operations              $   169,191     $ (600,191)    $ (169,183)
                                                               =========================================

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                              Lord Abbett
                                                                Growth &        Growth &     Lord Abbett        Asset
                                                                 Income         Income      Mid-Cap Value     Allocation
                                                               Portfolio       Portfolio      Portfolio        Portfolio
                                                               (Class II)      (Class VC)    (Class VC)      (Class 2) (1)
                                                               -----------------------------------------------------------
Investment income:
     Dividends                                                 $   69,317     $    27,778   $      14,717    $      57,896
                                                               -----------------------------------------------------------
         Total investment income                                   69,317          27,778          14,717           57,896
                                                               -----------------------------------------------------------

Expenses:
     Mortality and expense risk charge                            (41,735)        (26,034)        (14,256)         (14,642)
     Distribution expense charge                                   (8,588)         (5,427)         (2,948)          (3,080)
                                                               -----------------------------------------------------------
         Total expenses                                           (50,323)        (31,461)        (17,204)         (17,722)
                                                               -----------------------------------------------------------

Net investment income (loss)                                       18,994          (3,683)         (2,487)          40,174
                                                               -----------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    405,969          62,186          34,904           84,700
     Cost of shares sold                                         (448,937)        (68,449)        (36,963)         (84,554)
                                                               -----------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                       (42,968)         (6,263)         (2,059)             146
Realized Gain Distribution                                              0             621               0                0
                                                               -----------------------------------------------------------

Net Realized Gains (Losses)                                       (42,968)         (5,642)         (2,059)             146
                                                               -----------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           30,539               0               0                0
     End of period                                               (362,037)        374,488          39,864          378,658
                                                               -----------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                (392,576)        374,488          39,864          378,658
                                                               -----------------------------------------------------------

Increase (decrease) in net assets from operations              $ (416,550)    $   365,163   $      35,318    $     418,978
                                                               ===========================================================

                                                                  Global                          Growth
                                                                  Growth          Growth          Income
                                                                 Portfolio       Portfolio       Portfolio
                                                               (Class 2) (1)   (Class 2) (1)   (Class 2) (1)
                                                               ---------------------------------------------
Investment income:
     Dividends                                                 $           0   $         371   $      32,563
                                                               ---------------------------------------------
         Total investment income                                           0             371          32,563
                                                               ---------------------------------------------

Expenses:
     Mortality and expense risk charge                                (3,159)         (8,691)        (19,707)
     Distribution expense charge                                        (669)         (1,822)         (4,118)
                                                               ---------------------------------------------
         Total expenses                                               (3,828)        (10,513)        (23,825)
                                                               ---------------------------------------------

Net investment income (loss)                                          (3,828)        (10,142)         8,738
                                                               ---------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                        35,885           3,076          70,097
     Cost of shares sold                                             (35,647)         (3,095)        (67,359)
                                                               ---------------------------------------------

Net realized gains (losses) from
    securities transactions                                              238             (19)          2,738
Realized Gain Distribution                                                 0               0               0
                                                               ---------------------------------------------

Net Realized Gains (Losses)                                              238             (19)          2,738
                                                               ---------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                   0               0               0
     End of period                                                    94,538         397,761         651,739
                                                               ---------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                     94,538         397,761         651,739
                                                               ---------------------------------------------

Increase (decrease) in net assets from operations              $      90,948   $     387,600   $     663,215
                                                               =============================================

(1) For the period from September 30, 2002 (inception) to April 30, 2003.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003

                                                                                     Government
                                                                      Capital            and                            Aggressive
                                                                    Appreciation    Quality Bond         Growth           Growth
                                                                     Portfolio        Portfolio        Portfolio        Portfolio
                                                                     (Class 1)        (Class 1)        (Class 1)         (Class 1)
                                                                   ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $   (465,166)    $  1,425,081      $   (189,781)    $    (88,764)
   Net realized gains (losses) from
       securities transactions                                       (3,441,362)         543,886        (1,866,380)      (2,552,822)
   Change in net unrealized appreciation
       (depreciation) of investments                                 (2,390,133)       2,401,688        (2,935,624)         119,690
                                                                   ----------------------------------------------------------------
   Increase (decrease) in net assets from operations                 (6,296,661)       4,370,655        (4,991,785)      (2,521,896)
                                                                   ----------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                                   1,266,104        1,639,936           580,051          224,831
       Cost of units redeemed                                        (2,204,214)      (3,368,175)       (1,343,398)        (274,899)
       Annuity benefit payments                                          (2,819)         (24,107)           (2,573)               0
       Net transfers                                                  1,937,035       10,832,075         1,464,602       (1,181,585)
                                                                   ----------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions          996,106        9,079,729           698,682       (1,231,653)
                                                                   ----------------------------------------------------------------

Increase (decrease) in net assets                                    (5,300,555)      13,450,384        (4,293,103)      (3,753,549)
Net assets at beginning of period                                    50,711,970       56,444,402        31,805,872       13,297,839
                                                                   ----------------------------------------------------------------
Net assets at end of period                                        $ 45,411,415     $ 69,894,786      $ 27,512,769     $  9,544,290
                                                                   ================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                             2,658            2,162             3,036              711
   Units redeemed                                                        (3,665)          (4,692)           (5,904)          (1,402)
   Units transferred                                                          0             (566)                0               (1)
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                 (1,007)          (3,096)           (2,868)            (692)
Beginning units                                                           3,904            3,422             4,575              980
                                                                   ----------------------------------------------------------------
Ending units                                                              2,897              326             1,707              288
                                                                   ================================================================
Contracts with total expenses of 0.85% **:
   Units sold                                                            76,786           78,304            30,647            1,348
   Units redeemed                                                      (148,964)         (53,036)          (87,502)         (11,958)
   Units transferred                                                    304,797          650,229           273,743          (54,661)
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                232,619          675,497           216,888          (65,271)
Beginning units                                                       2,010,220          429,130         1,102,754          207,493
                                                                   ----------------------------------------------------------------
Ending units                                                          2,242,839        1,104,627         1,319,642          142,222
                                                                   ================================================================
Contracts with total expenses of 1.10%:
   Units sold                                                            10,413            6,082             5,084            2,717
   Units redeemed                                                        (3,464)            (499)           (4,123)            (522)
   Units transferred                                                     74,198           43,336            40,664            2,686
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                 81,147           48,919            41,625            4,881
Beginning units                                                         112,490           22,384            55,407            1,492
                                                                   ----------------------------------------------------------------
Ending units                                                            193,637           71,303            97,032            6,373
                                                                   ================================================================
Contracts with total expenses of 1.25% :
   Units sold                                                            20,033           34,109            12,602           16,799
   Units redeemed                                                       (34,700)        (163,137)          (27,941)         (17,411)
   Units transferred                                                    (51,416)         137,654           (46,843)         (79,743)
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                (66,083)           8,626           (62,182)         (80,355)
Beginning units                                                         939,065        3,250,427           829,414          893,284
                                                                   ----------------------------------------------------------------
Ending units                                                            872,982        3,259,053           767,232          812,929
                                                                   ================================================================

                                                                      Alliance           Asset           Blue Chip
                                                                       Growth         Allocation          Growth
                                                                     Portfolio         Portfolio        Portfolio
                                                                     (Class 1)         (Class 1)         (Class 1)
                                                                   ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $   (667,093)     $    339,666      $     (3,637)
   Net realized gains (losses) from
       securities transactions                                      (12,627,621)         (376,156)          (77,528)
   Change in net unrealized appreciation
       (depreciation) of investments                                 (2,674,146)         (454,718)          (32,484)
                                                                   ------------------------------------------------
   Increase (decrease) in net assets from operations                (15,968,860)         (491,208)         (113,649)
                                                                   ------------------------------------------------

From capital transactions:
       Net proceeds from units sold                                     971,964           143,681            70,611
       Cost of units redeemed                                        (3,406,243)         (766,566)          (64,523)
       Annuity benefit payments                                          (9,293)           (1,187)                0
       Net transfers                                                 (6,678,707)          116,309           188,197
                                                                   ------------------------------------------------
   Increase (decrease) in net assets from capital transactions       (9,122,279)         (507,763)          194,285
                                                                   ------------------------------------------------

Increase (decrease) in net assets                                   (25,091,139)         (998,971)           80,636
Net assets at beginning of period                                    97,221,210        13,635,471           679,101
                                                                   ------------------------------------------------
Net assets at end of period                                        $ 72,130,071      $ 12,636,500      $    759,737
                                                                   ================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                             2,021                 0                 0
   Units redeemed                                                        (3,174)                0                 0
   Units transferred                                                          1                 0                 0
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                 (1,152)                0                 0
Beginning units                                                           3,136                 0                 0
                                                                   ------------------------------------------------
Ending units                                                              1,984                 0                 0
                                                                   ================================================
Contracts with total expenses of 0.85% **:
   Units sold                                                            27,927             4,857            14,598
   Units redeemed                                                      (161,939)          (17,736)          (13,094)
   Units transferred                                                   (264,507)           13,711            44,049
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                               (398,519)              832            45,553
Beginning units                                                       2,695,963           245,567           109,746
                                                                   ------------------------------------------------
Ending units                                                          2,297,444           246,399           155,299
                                                                   ================================================
Contracts with total expenses of 1.10%:
   Units sold                                                             4,623               315               911
   Units redeemed                                                        (2,701)              (56)           (1,058)
   Units transferred                                                     20,494             1,202              (738)
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                 22,416             1,461              (885)
Beginning units                                                         111,553            23,126            10,661
                                                                   ------------------------------------------------
Ending units                                                            133,969            24,587             9,776
                                                                   ================================================
Contracts with total expenses of 1.25% :
   Units sold                                                            31,052             5,633                 0
   Units redeemed                                                      (102,740)          (35,253)                0
   Units transferred                                                   (228,476)           (2,100)                0
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                               (300,164)          (31,720)                0
Beginning units                                                       2,724,668           602,916                 0
                                                                   ------------------------------------------------
Ending units                                                          2,424,504           571,196                 0
                                                                   ================================================

         * Offered in Polaris Plus product.

         ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                       Cash          Corporate       Davis Venture      "Dogs" of
                                                                    Management         Bond              Value         Wall Street
                                                                     Portfolio       Portfolio         Portfolio         Portfolio
                                                                     (Class 1)       (Class 1)         (Class 1)         (Class 1)
                                                                   ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $    545,907     $    681,842     $   (181,704)     $     45,954
   Net realized gains (losses) from
       securities transactions                                         (152,155)         (25,208)      (1,785,943)          (94,851)
   Change in net unrealized appreciation
       (depreciation) of investments                                   (408,020)         625,553       (5,449,958)       (1,034,556)
                                                                   ----------------------------------------------------------------
   Increase (decrease) in net assets from operations                    (14,268)       1,282,187       (7,417,605)       (1,083,453)
                                                                   ----------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                                     884,558          442,750        1,330,164            66,275
       Cost of units redeemed                                        (3,813,284)        (733,094)      (2,716,507)         (299,598)
       Annuity benefit payments                                         (12,640)            (422)          (1,638)             (161)
       Net transfers                                                  1,232,258        3,050,306        3,942,095           338,104
                                                                   ----------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions       (1,709,108)       2,759,540        2,554,114           104,620
                                                                   ----------------------------------------------------------------

Increase (decrease) in net assets                                    (1,723,376)       4,041,727       (4,863,491)         (978,833)
Net assets at beginning of period                                    26,214,963       12,670,300       56,606,074         7,507,418
                                                                   ----------------------------------------------------------------
Net assets at end of period                                        $ 24,491,587     $ 16,712,027     $ 51,742,583      $  6,528,585
                                                                   ================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                               471              168            2,981                 0
   Units redeemed                                                             0             (423)          (5,656)                0
   Units transferred                                                          0                0                0                 0
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                    471             (255)          (2,675)                0
Beginning units                                                           3,026              255            4,088                 0
                                                                   ----------------------------------------------------------------
Ending units                                                              3,497                0            1,413                 0
                                                                   ================================================================
Contracts with total expenses of 0.85% **:
   Units sold                                                            59,579           24,202           81,479             2,192
   Units redeemed                                                      (171,792)         (21,779)        (208,397)           (6,802)
   Units transferred                                                    262,252          218,181          401,446             9,784
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                150,039          220,604          274,528             5,174
Beginning units                                                         171,876          208,179        3,277,861            69,011
                                                                   ----------------------------------------------------------------
Ending units                                                            321,915          428,783        3,552,389            74,185
                                                                   ================================================================
Contracts with total expenses of 1.10%:
   Units sold                                                               197            4,170            9,122                 0
   Units redeemed                                                           417             (793)         (11,535)                0
   Units transferred                                                     37,270           18,517          109,221            10,031
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                 37,884           21,894          106,808            10,031
Beginning units                                                           5,858           40,808          167,991             1,004
                                                                   ----------------------------------------------------------------
Ending units                                                             43,742           62,702          274,799            11,035
                                                                   ================================================================
Contracts with total expenses of 1.25% :
   Units sold                                                            17,309            7,497           23,916             4,904
   Units redeemed                                                      (148,485)         (31,777)         (36,542)          (26,084)
   Units transferred                                                   (154,269)          17,889          (26,303)           11,239
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                               (285,445)          (6,391)         (38,929)           (9,941)
Beginning units                                                       1,839,033          685,610          876,039           657,864
                                                                   ----------------------------------------------------------------
Ending units                                                          1,553,588          679,219          837,110           647,923
                                                                   ================================================================

                                                                     Emerging           Equity            Equity
                                                                     Markets            Income             Index
                                                                    Portfolio          Portfolio         Portfolio
                                                                     (Class 1)         (Class 1)         (Class 1)
                                                                   ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $    (39,791)     $     52,528      $    (71,168)
   Net realized gains (losses) from
       securities transactions                                         (695,970)         (173,903)       (3,013,086)
   Change in net unrealized appreciation
       (depreciation) of investments                                   (230,707)       (1,077,817)       (3,975,087)
                                                                   ------------------------------------------------
   Increase (decrease) in net assets from operations                   (966,468)       (1,199,192)       (7,059,341)
                                                                   ------------------------------------------------

From capital transactions:
       Net proceeds from units sold                                     291,544           149,536           240,943
       Cost of units redeemed                                          (205,575)         (309,700)       (1,527,021)
       Annuity benefit payments                                            (607)             (919)          (13,728)
       Net transfers                                                   (774,340)         (115,121)       (2,431,099)
                                                                   ------------------------------------------------
   Increase (decrease) in net assets from capital transactions         (688,978)         (276,204)       (3,730,905)
                                                                   ------------------------------------------------

Increase (decrease) in net assets                                    (1,655,446)       (1,475,396)      (10,790,246)
Net assets at beginning of period                                     5,654,737         8,280,359        47,100,945
                                                                   ------------------------------------------------
Net assets at end of period                                        $  3,999,291      $  6,804,963      $ 36,310,699
                                                                   ================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                                73               193               777
   Units redeemed                                                          (282)             (438)           (1,473)
   Units transferred                                                       (588)               (1)             (211)
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                   (797)             (246)             (907)
Beginning units                                                             797               246               907
                                                                   ------------------------------------------------
Ending units                                                                  0                 0                 0
                                                                   ================================================
Contracts with total expenses of 0.85% **:
   Units sold                                                            36,944                 0                 0
   Units redeemed                                                        (9,533)                0                 0
   Units transferred                                                    (57,788)                0                 0
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                (30,377)                0                 0
Beginning units                                                         132,773                 0                 0
                                                                   ------------------------------------------------
Ending units                                                            102,396                 0                 0
                                                                   ================================================
Contracts with total expenses of 1.10%:

   Units sold                                                                 0                 0                 0
   Units redeemed                                                           (95)                0                 0
   Units transferred                                                      4,302                 0                 0
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                  4,207                 0                 0
Beginning units                                                           6,718                 0                 0
                                                                   ------------------------------------------------
Ending units                                                             10,925                 0                 0
                                                                   ================================================
Contracts with total expenses of 1.25% :
   Units sold                                                             6,460            16,414            32,792
   Units redeemed                                                       (20,365)          (34,384)         (229,957)
   Units transferred                                                    (66,318)          (13,410)         (370,829)
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                (80,223)          (31,380)         (567,994)
Beginning units                                                         599,115           790,207         5,912,696
                                                                   ------------------------------------------------
Ending units                                                            518,892           758,827         5,344,702
                                                                   ================================================

         * Offered in Polaris Plus product.

         ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                                                                         Goldman
                                                                     Federated          Global           Global           Sachs
                                                                       Value             Bond           Equities         Research
                                                                     Portfolio        Portfolio         Portfolio        Portfolio
                                                                     (Class 1)         (Class 1)        (Class 1)        (Class 1)
                                                                   ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $      7,641      $     36,914     $   (122,720)    $     (4,026)
   Net realized gains (losses) from
       securities transactions                                         (462,395)           87,336       (1,872,595)         (88,256)
   Change in net unrealized appreciation
       (depreciation) of investments                                 (1,680,163)          436,773         (732,071)          16,407
                                                                   ----------------------------------------------------------------
   Increase (decrease) in net assets from operations                 (2,134,917)          561,023       (2,727,386)         (75,875)
                                                                   ----------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                                     198,317           110,576          106,486           16,975
       Cost of units redeemed                                          (618,548)         (397,798)        (529,015)         (42,206)
       Annuity benefit payments                                            (213)           (2,309)             (92)               0
       Net transfers                                                  1,009,074           113,318       (1,071,673)          21,808
                                                                   ----------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions          588,630          (176,213)      (1,494,294)          (3,423)
                                                                   ----------------------------------------------------------------

Increase (decrease) in net assets                                    (1,546,287)          384,810       (4,221,680)         (79,298)
Net assets at beginning of period                                    12,456,497         8,628,048       14,260,497          534,501
                                                                   ----------------------------------------------------------------
Net assets at end of period                                        $ 10,910,210      $  9,012,858     $ 10,038,817     $    455,203
                                                                   ================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                                 0               508            1,134                0
   Units redeemed                                                             0            (3,202)          (2,881)               0
   Units transferred                                                          0             2,248                0                0
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                      0              (446)          (1,747)               0
Beginning units                                                               0               446            1,959                0
                                                                   ----------------------------------------------------------------
Ending units                                                                  0                 0              212                0
                                                                   ================================================================
Contracts with total expenses of 0.85% **:
   Units sold                                                            15,013             3,143            1,798            3,372
   Units redeemed                                                       (42,495)           (2,911)         (46,521)          (8,481)
   Units transferred                                                    118,362            28,035         (106,430)           1,573
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                 90,880            28,267         (151,153)          (3,536)
Beginning units                                                         469,139            45,752          628,393           80,348
                                                                   ----------------------------------------------------------------
Ending units                                                            560,019            74,019          477,240           76,812
                                                                   ================================================================
Contracts with total expenses of 1.10%:

   Units sold                                                               177                40              316                0
   Units redeemed                                                        (7,938)              (51)          (2,243)              78
   Units transferred                                                     10,614             2,764            2,021            2,504
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                  2,853             2,753               94            2,582
Beginning units                                                          21,853             4,201            9,687            7,463
                                                                   ----------------------------------------------------------------
Ending units                                                             24,706             6,954            9,781           10,045
                                                                   ================================================================
Contracts with total expenses of 1.25% :
   Units sold                                                             5,377             4,185            6,418                0
   Units redeemed                                                       (15,826)          (20,227)         (18,020)               0
   Units transferred                                                     (4,297)          (17,190)         (36,236)               0
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                (14,746)          (33,232)         (47,838)               0
Beginning units                                                         477,854           510,010          598,333                0
                                                                   ----------------------------------------------------------------
Ending units                                                            463,108           476,778          550,495                0
                                                                   ================================================================


                                                                     Growth-             Growth         High-Yield
                                                                      Income         Opportunities         Bond
                                                                     Portfolio         Portfolio         Portfolio
                                                                     (Class 1)         (Class 1)        (Class 1)
                                                                   ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $   (141,404)     $     (1,817)     $    850,721
   Net realized gains (losses) from
       securities transactions                                       (6,025,604)         (112,784)         (387,660)
   Change in net unrealized appreciation
       (depreciation) of investments                                 (5,497,756)           17,629          (232,709)
                                                                   ------------------------------------------------
   Increase (decrease) in net assets from operations                (11,664,764)          (96,972)          230,352
                                                                   ------------------------------------------------

From capital transactions:
       Net proceeds from units sold                                     788,896             6,365           175,992
       Cost of units redeemed                                        (3,329,670)          (25,173)         (409,504)
       Annuity benefit payments                                         (12,944)                0               (83)
       Net transfers                                                 (6,159,560)          (87,660)          844,001
                                                                   ------------------------------------------------
   Increase (decrease) in net assets from capital transactions       (8,713,278)         (106,468)          610,406
                                                                   ------------------------------------------------

Increase (decrease) in net assets                                   (20,378,042)         (203,440)          840,758
Net assets at beginning of period                                    81,959,764           379,270         6,337,878
                                                                   ------------------------------------------------
Net assets at end of period                                        $ 61,581,722      $    175,830      $  7,178,636
                                                                   ================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                             2,000                 0               338
   Units redeemed                                                        (3,225)                0              (877)
   Units transferred                                                          0                 0                 0
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                 (1,225)                0              (539)
Beginning units                                                           1,872                 0               539
                                                                   ------------------------------------------------
Ending units                                                                647                 0                 0
                                                                   ================================================
Contracts with total expenses of 0.85% **:
   Units sold                                                            13,487             1,342            13,407
   Units redeemed                                                      (119,577)           (7,560)          (21,254)
   Units transferred                                                   (446,976)          (21,462)           93,387
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                               (553,066)          (27,680)           85,540
Beginning units                                                       2,296,734            75,693           182,420
                                                                   ------------------------------------------------
Ending units                                                          1,743,668            48,013           267,960
                                                                   ================================================
Contracts with total expenses of 1.10%:

   Units sold                                                               697               311               714
   Units redeemed                                                       (12,226)                0            (1,585)
   Units transferred                                                     13,465                 1            13,961
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                  1,936               312            13,090
Beginning units                                                         107,132                 5             5,112
                                                                   ------------------------------------------------
Ending units                                                            109,068               317            18,202
                                                                   ================================================
Contracts with total expenses of 1.25% :
   Units sold                                                            29,774                 0             4,712
   Units redeemed                                                      (109,156)                0           (18,233)
   Units transferred                                                   (148,169)                0            (2,658)
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                               (227,551)                0           (16,179)
Beginning units                                                       2,430,317                 0           368,246
                                                                   ------------------------------------------------
Ending units                                                          2,202,766                 0           352,067
                                                                   ================================================

         * Offered in Polaris Plus product.

         ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                   International
                                                                    Diversified       International     MFS Growth       MFS Mid-
                                                                      Equities       Growth & Income     & Income       Cap Growth
                                                                     Portfolio          Portfolio        Portfolio      Portfolio
                                                                     (Class 1)          (Class 1)        (Class 1)       (Class 1)
                                                                   -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $    (47,776)     $       (50,131)  $      2,481    $    (24,851)
   Net realized gains (losses) from
      securities transactions                                        (1,722,719)          (1,274,539)      (565,455)       (810,010)
   Change in net unrealized appreciation
      (depreciation) of investments                                     115,786           (1,836,874)      (724,630)       (316,363)
                                                                   -----------------------------------------------------------------
   Increase (decrease) in net assets from operations                 (1,654,709)          (3,161,544)    (1,287,604)     (1,151,224)
                                                                   -----------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold                                      104,825              223,839        136,592          38,403
      Cost of units redeemed                                           (204,145)            (574,230)      (401,617)       (184,756)
      Annuity benefit payments                                           (1,185)              (1,388)             0               0
      Net transfers                                                    (113,406)            (254,094)        (5,032)        266,573
                                                                   -----------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions         (213,911)            (605,873)      (270,057)        120,220
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                    (1,868,620)          (3,767,417)    (1,557,661)     (1,031,004)
Net assets at beginning of period                                     5,524,611           14,502,139      8,539,104       3,871,747
                                                                   -----------------------------------------------------------------
Net assets at end of period                                        $  3,655,991      $    10,734,722   $  6,981,443    $  2,840,743
                                                                   =================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                                 0                  305              0               0
   Units redeemed                                                             0                 (444)             0               0
   Units transferred                                                          0                    0              0               0
                                                                   -----------------------------------------------------------------
Increase (decrease) in units outstanding                                      0                 (139)             0               0
Beginning units                                                               0                  807              0               0
                                                                   -----------------------------------------------------------------
Ending units                                                                  0                  668              0               0
                                                                   =================================================================
Contracts with total expenses of 0.85% **:
   Units sold                                                             6,381               13,845         18,874           5,143
   Units redeemed                                                       (23,840)             (54,836)       (56,685)        (28,957)
   Units transferred                                                      5,161              (29,186)       (32,434)         30,212
                                                                   -----------------------------------------------------------------
Increase (decrease) in units outstanding                                (12,298)             (70,177)       (70,245)          6,398
Beginning units                                                         216,629              907,962        972,320         442,836
                                                                   -----------------------------------------------------------------
Ending units                                                            204,331              837,785        902,075         449,234
                                                                   =================================================================
Contracts with total expenses of 1.10%:

   Units sold                                                                 0                  158            442             827
   Units redeemed                                                             0               (3,811)          (548)         (2,241)
   Units transferred                                                       (393)              15,628         24,254           9,678
                                                                   -----------------------------------------------------------------
Increase (decrease) in units outstanding                                   (393)              11,975         24,148           8,264
Beginning units                                                           1,943               20,303         66,103          25,484
                                                                   -----------------------------------------------------------------
Ending units                                                              1,550               32,278         90,251          33,748
                                                                   =================================================================
Contracts with total expenses of 1.25% :
   Units sold                                                             8,741               13,670              0               0
   Units redeemed                                                       (10,654)             (18,565)             0               0
   Units transferred                                                    (17,507)             (18,655)             0               0
                                                                   -----------------------------------------------------------------
Increase (decrease) in units outstanding                                (19,420)             (23,550)             0               0
Beginning units                                                         397,985              600,190              0               0
                                                                   -----------------------------------------------------------------
Ending units                                                            378,565              576,640              0               0
                                                                   =================================================================

                                                                     MFS Total           Putnam           Real
                                                                       Return            Growth           Estate
                                                                     Portfolio         Portfolio        Portfolio
                                                                     (Class 1)         (Class 1)        (Class 1)
                                                                   ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $    215,855      $   (297,769)     $     70,252
   Net realized gains (losses) from
      securities transactions                                           187,024        (5,105,444)           43,665
   Change in net unrealized appreciation
      (depreciation) of investments                                    (972,447)       (1,128,735)           58,067
                                                                   ------------------------------------------------
   Increase (decrease) in net assets from operations                   (569,568)       (6,531,948)          171,984
                                                                   ------------------------------------------------

From capital transactions:
      Net proceeds from units sold                                    1,252,049           314,848            97,562
      Cost of units redeemed                                         (1,099,642)       (1,413,340)         (209,490)
      Annuity benefit payments                                             (233)           (3,593)                0
      Net transfers                                                  12,449,728        (2,998,461)        1,082,815
                                                                   ------------------------------------------------
   Increase (decrease) in net assets from capital transactions       12,601,902        (4,100,546)          970,887
                                                                   ------------------------------------------------

Increase (decrease) in net assets                                    12,032,334       (10,632,494)        1,142,871
Net assets at beginning of period                                    17,418,122        38,564,294         4,325,632
                                                                   ------------------------------------------------
Net assets at end of period                                        $ 29,450,456      $ 27,931,800      $  5,468,503
                                                                   ================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                                 0               527                73
   Units redeemed                                                             0            (1,562)              (25)
   Units transferred                                                          0                 0            (1,082)
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                      0            (1,035)           (1,034)
Beginning units                                                               0             1,209             1,034
                                                                   ------------------------------------------------
Ending units                                                                  0               174                 0
                                                                   ================================================
Contracts with total expenses of 0.85% **:
   Units sold                                                           100,341            19,401             2,306
   Units redeemed                                                       (96,926)          (36,810)           (5,990)
   Units transferred                                                  1,012,869          (118,970)           22,241
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                              1,016,284          (136,379)           18,557
Beginning units                                                       1,374,837           953,847            69,705
                                                                   ------------------------------------------------
Ending units                                                          2,391,121           817,468            88,262
                                                                   ================================================
Contracts with total expenses of 1.10%:

   Units sold                                                            13,297             2,178               308
   Units redeemed                                                        (3,370)           (3,687)             (288)
   Units transferred                                                    114,643            (1,225)            2,971
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                124,570            (2,734)            2,991
Beginning units                                                          94,278            25,257               928
                                                                   ------------------------------------------------
Ending units                                                            218,848            22,523             3,919
                                                                   ================================================
Contracts with total expenses of 1.25% :
   Units sold                                                                 0            12,043             5,082
   Units redeemed                                                             0           (80,742)          (10,256)
   Units transferred                                                          0          (161,574)           58,674
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                      0          (230,273)           53,500
Beginning units                                                               0         1,831,599           269,182
                                                                   ------------------------------------------------
Ending units                                                                  0         1,601,326           322,682
                                                                   ================================================

         * Offered in Polaris Plus product.

         ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                    Small Company      SunAmerica                         Telecom
                                                                        Value           Balanced        Technology        Utility
                                                                      Portfolio        Portfolio         Portfolio       Portfolio
                                                                      (Class 1)        (Class 1)         (Class 1)       (Class 1)
                                                                    ------------      ------------      ----------     ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                    $    (77,061)     $    939,171      $    (903)     $    371,674
    Net realized gains (losses) from
         securities transactions                                         252,128        (4,019,366)       (20,053)         (752,791)
    Change in net unrealized appreciation
         (depreciation) of investments                                (1,797,691)       (3,574,138)       (13,841)         (537,040)
                                                                    ------------      ------------      ---------      ------------
    Increase (decrease) in net assets from operations                 (1,622,624)       (6,654,333)       (34,797)         (918,157)
                                                                    ------------      ------------      ---------      ------------

From capital transactions:
         Net proceeds from units sold                                    202,148           421,364          4,880            40,943
         Cost of units redeemed                                         (246,464)       (3,505,817)        (5,081)         (307,207)
         Annuity benefit payments                                              0           (14,318)             0              (686)
         Net transfers                                                    77,403        (4,866,486)        32,807          (372,398)
                                                                    ------------      ------------      ---------      ------------
    Increase (decrease) in net assets from capital transactions           33,087        (7,965,257)        32,606          (639,348)
                                                                    ------------      ------------      ---------      ------------

Increase (decrease) in net assets                                     (1,589,537)      (14,619,590)        (2,191)       (1,557,505)
Net assets at beginning of period                                      7,626,802        71,012,625        123,314         5,128,284
                                                                    ------------      ------------      ---------      ------------
Net assets at end of period                                         $  6,037,265      $ 56,393,035      $ 121,123      $  3,570,779
                                                                    ============      ============      =========      ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                               501             1,920              0                 0
    Units redeemed                                                          (933)           (3,628)             0                 0
    Units transferred                                                       (175)               (1)             0                 0
                                                                    ------------      ------------      ---------      ------------
Increase (decrease) in units outstanding                                    (607)           (1,709)             0                 0
Beginning units                                                            1,010             2,546              0                 0
                                                                    ------------      ------------      ---------      ------------
Ending units                                                                 403               837              0                 0
                                                                    ============      ============      =========      ============
Contracts with total expenses of 0.85% **:
    Units sold                                                                 0             5,259          2,040             1,176
    Units redeemed                                                             0           (52,799)        (2,932)          (11,054)
    Units transferred                                                          0           (34,177)        13,682            (5,580)
                                                                    ------------      ------------      ---------      ------------
Increase (decrease) in units outstanding                                       0           (81,717)        12,790           (15,458)
Beginning units                                                                0           632,064         46,009            77,161
                                                                    ------------      ------------      ---------      ------------
Ending units                                                                   0           550,347         58,799            61,703
                                                                    ============      ============      =========      ============
Contracts with total expenses of 1.10%:
    Units sold                                                                 0                 0              0                 0
    Units redeemed                                                             0              (652)             0              (102)
    Units transferred                                                          0             5,423          4,777               630
                                                                    ------------      ------------      ---------      ------------
Increase (decrease) in units outstanding                                       0             4,771          4,777               528
Beginning units                                                                0            19,591          3,185             3,437
                                                                    ------------      ------------      ---------      ------------
Ending units                                                                   0            24,362          7,962             3,965
                                                                    ============      ============      =========      ============
Contracts with total expenses of 1.25% :
    Units sold                                                            14,545            27,163              0             3,338
    Units redeemed                                                       (17,776)         (237,852)             0           (27,315)
    Units transferred                                                      3,146          (359,902)             0           (39,133)
                                                                    ------------      ------------      ---------      ------------
Increase (decrease) in units outstanding                                     (85)         (570,591)             0           (63,110)
Beginning units                                                          458,007         4,592,956              0           421,262
                                                                    ------------      ------------      ---------      ------------
Ending units                                                             457,922         4,022,365              0           358,152
                                                                    ============      ============      =========      ============

                                                                          Worldwide                           Emerging
                                                                         High Income        Comstock            Growth
                                                                          Portfolio        Portfolio           Portfolio
                                                                          (Class 1)        (Class II)         (Class II)
                                                                        ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                        $    272,213      $     44,584      $    (10,535)
    Net realized gains (losses) from
         securities transactions                                            (102,469)          (89,125)          (17,769)
    Change in net unrealized appreciation
         (depreciation) of investments                                          (553)         (555,650)         (140,879)
                                                                        ------------      ------------      ------------
    Increase (decrease) in net assets from operations                        169,191          (600,191)         (169,183)
                                                                        ------------      ------------      ------------

From capital transactions:
         Net proceeds from units sold                                         67,272         1,417,773           334,649
         Cost of units redeemed                                              (60,263)         (605,392)          (56,325)
         Annuity benefit payments                                               (151)                0                 0
         Net transfers                                                       158,306        10,661,818         1,192,214
                                                                        ------------      ------------      ------------
    Increase (decrease) in net assets from capital transactions              165,164        11,474,199         1,470,538
                                                                        ------------      ------------      ------------

Increase (decrease) in net assets                                            334,355        10,874,008         1,301,355
Net assets at beginning of period                                          2,214,342         4,904,860           614,792
                                                                        ------------      ------------      ------------
Net assets at end of period                                             $  2,548,697      $ 15,778,868      $  1,916,147
                                                                        ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                                     0                 0                 0
    Units redeemed                                                                 0                 0                 0
    Units transferred                                                              0                 0                 0
                                                                        ------------      ------------      ------------
Increase (decrease) in units outstanding                                           0                 0                 0
Beginning units                                                                    0                 0                 0
                                                                        ------------      ------------      ------------
Ending units                                                                       0                 0                 0
                                                                        ============      ============      ============
Contracts with total expenses of 0.85% **:
    Units sold                                                                 5,325           167,078            45,940
    Units redeemed                                                            (1,137)          (69,526)           (7,715)
    Units transferred                                                         17,093         1,175,774           131,670
                                                                        ------------      ------------      ------------
Increase (decrease) in units outstanding                                      21,281         1,273,326           169,895
Beginning units                                                               42,247           458,910            51,578
                                                                        ------------      ------------      ------------
Ending units                                                                  63,528         1,732,236           221,473
                                                                        ============      ============      ============
Contracts with total expenses of 1.10%:
    Units sold                                                                   361             8,217             1,203
    Units redeemed                                                              (263)           (6,295)             (119)
    Units transferred                                                          2,470           112,836            25,320
                                                                        ------------      ------------      ------------
Increase (decrease) in units outstanding                                       2,568           114,758            26,404
Beginning units                                                                3,483            30,268            13,454
                                                                        ------------      ------------      ------------
Ending units                                                                   6,051           145,026            39,858
                                                                        ============      ============      ============
Contracts with total expenses of 1.25% :
    Units sold                                                                 1,089                 0                 0
    Units redeemed                                                            (3,325)                0                 0
    Units transferred                                                         (2,533)                0                 0
                                                                        ------------      ------------      ------------
Increase (decrease) in units outstanding                                      (4,769)                0                 0
Beginning units                                                              120,482                 0                 0
                                                                        ------------      ------------      ------------
Ending units                                                                 115,713                 0                 0
                                                                        ============      ============      ============

    * Offered in Polaris Plus product.

    ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                                     Lord Abbett
                                                                      Growth &         Growth &        Lord Abbett        Asset
                                                                       Income           Income        Mid-Cap Value     Allocation
                                                                      Portfolio        Portfolio        Portfolio        Portfolio
                                                                     (Class II)       (Class VC)       (Class VC)       Class 2) (1)
                                                                    ------------     ------------     -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                    $     18,994     $     (3,683)    $     (2,487)    $     40,174
    Net realized gains (losses) from
        securities transactions                                          (42,968)          (5,642)          (2,059)             146
    Change in net unrealized appreciation
        (depreciation) of investments                                   (392,576)         374,488           39,864          378,658
                                                                    ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from operations                   (416,550)         365,163           35,318          418,978
                                                                    ------------     ------------     ------------     ------------

From capital transactions:
        Net proceeds from units sold                                     968,446        1,378,127          874,523        1,679,095
        Cost of units redeemed                                          (336,140)        (135,663)         (82,223)        (101,203)
        Annuity benefit payments                                               0                0                0                0
        Net transfers                                                  7,493,275        8,186,843        4,761,499        7,184,969
                                                                    ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from capital transactions       8,125,581        9,429,307        5,553,799        8,762,861
                                                                    ------------     ------------     ------------     ------------
Increase (decrease) in net assets                                      7,709,031        9,794,470        5,589,117        9,181,839
Net assets at beginning of period                                      2,253,232                0                0                0
                                                                    ------------     ------------     ------------     ------------
Net assets at end of period                                         $  9,962,263     $  9,794,470     $  5,589,117     $  9,181,839
                                                                    ============     ============     ============     ============
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                                 0                0                0                0
    Units redeemed                                                             0                0                0                0
    Units transferred                                                          0                0                0                0
                                                                    ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                       0                0                0                0
Beginning units                                                                0                0                0                0
                                                                    ------------     ------------     ------------     ------------
Ending units                                                                   0                0                0                0
                                                                    ============     ============     ============     ============
Contracts with total expenses of 0.85% **:
    Units sold                                                            92,680          146,789           96,481          147,237
    Units redeemed                                                       (37,026)         (11,386)          (8,615)          (9,021)
    Units transferred                                                    734,261          909,697          497,658          661,771
                                                                    ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                 789,915        1,045,100          585,524          799,987
Beginning units                                                          187,349                0                0                0
                                                                    ------------     ------------     ------------     ------------
Ending units                                                             977,264        1,045,100          585,524          799,987
                                                                    ============     ============     ============     ============
Contracts with total expenses of 1.10%:
    Units sold                                                            15,394           21,366           10,205           16,271
    Units redeemed                                                        (1,330)          (5,512)          (1,194)            (680)
    Units transferred                                                     88,771           83,333           72,774           37,549
                                                                    ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                 102,835           99,187           81,785           53,140
Beginning units                                                           21,215                0                0                0
                                                                    ------------     ------------     ------------     ------------
Ending units                                                             124,050           99,187           81,785           53,140
                                                                    ============     ============     ============     ============
Contracts with total expenses of 1.25% :
    Units sold                                                                 0                0                0                0
    Units redeemed                                                             0                0                0                0
    Units transferred                                                          0                0                0                0
                                                                    ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                       0                0                0                0
Beginning units                                                                0                0                0                0
                                                                    ------------     ------------     ------------     ------------
Ending units                                                                   0                0                0                0
                                                                    ============     ============     ============     ============

                                                                          Global                               Growth
                                                                          Growth            Growth             Income
                                                                         Portfolio         Portfolio          Portfolio
                                                                       (Class 2) (1)     (Class 2) (1)      (Class 2) (1)
                                                                       -------------     -------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                        $     (3,828)     $    (10,142)     $      8,738
    Net realized gains (losses) from
        securities transactions                                                  238               (19)            2,738
    Change in net unrealized appreciation
        (depreciation) of investments                                         94,538           397,761           651,739
                                                                        ------------      ------------      ------------
    Increase (decrease) in net assets from operations                         90,948           387,600           663,215
                                                                        ------------      ------------      ------------

From capital transactions:
        Net proceeds from units sold                                         388,355         2,039,418         2,470,097
        Cost of units redeemed                                               (13,850)          (21,966)         (122,871)
        Annuity benefit payments                                                   0                 0                 0
        Net transfers                                                      1,570,555         3,515,021         9,243,920
                                                                        ------------      ------------      ------------
Increase (decrease) in net assets from capital transactions                1,945,060         5,532,473        11,591,146
                                                                        ------------      ------------      ------------

Increase (decrease) in net assets                                          2,036,008         5,920,073        12,254,361
Net assets at beginning of period                                                  0                 0                 0
                                                                        ------------      ------------      ------------
Net assets at end of period                                             $  2,036,008      $  5,920,073      $ 12,254,361
                                                                        ============      ============      ============
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                                     0                 0                 0
    Units redeemed                                                                 0                 0                 0
    Units transferred                                                              0                 0                 0
                                                                        ------------      ------------      ------------
Increase (decrease) in units outstanding                                           0                 0                 0
Beginning units                                                                    0                 0                 0
                                                                        ------------      ------------      ------------
Ending units                                                                       0                 0                 0
                                                                        ============      ============      ============
Contracts with total expenses of 0.85% **:
    Units sold                                                                34,799           174,893           201,029
    Units redeemed                                                            (1,272)           (1,800)           (9,800)
    Units transferred                                                        140,748           291,298           796,188
                                                                        ------------      ------------      ------------
Increase (decrease) in units outstanding                                     174,275           464,391           987,417
Beginning units                                                                    0                 0                 0
                                                                        ------------      ------------      ------------
Ending units                                                                 174,275           464,391           987,417
                                                                        ============      ============      ============
Contracts with total expenses of 1.10%:
    Units sold                                                                 1,441            10,791            28,209
    Units redeemed                                                                 0              (191)           (1,380)
    Units transferred                                                          4,885            28,222            61,814
                                                                        ------------      ------------      ------------
Increase (decrease) in units outstanding                                       6,326            38,822            88,643
Beginning units                                                                    0                 0                 0
                                                                        ------------      ------------      ------------
Ending units                                                                   6,326            38,822            88,643
                                                                        ============      ============      ============
Contracts with total expenses of 1.25% :
    Units sold                                                                     0                 0                 0
    Units redeemed                                                                 0                 0                 0
    Units transferred                                                              0                 0                 0
                                                                        ------------      ------------      ------------
Increase (decrease) in units outstanding                                           0                 0                 0
Beginning units                                                                    0                 0                 0
                                                                        ------------      ------------      ------------
Ending units                                                                       0                 0                 0
                                                                        ============      ============      ============

        * Offered in Polaris Plus product.

        ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

    (1) For the period from September 30, 2002 (inception) to April 30, 2003.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002

                                                                                     Government
                                                                      Capital           and                             Aggressive
                                                                   Appreciation     Quality Bond        Growth            Growth
                                                                     Portfolio        Portfolio        Portfolio        Portfolio
                                                                     (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                   ------------     -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $   (427,264)    $   1,697,318    $    (309,613)   $    (117,719)
    Net realized gains (losses) from
        securities transactions                                      10,870,292           215,481        4,020,832        2,007,395
    Change in net unrealized appreciation
        (depreciation) of investments                               (18,672,857)        1,067,312       (7,652,696)      (6,313,550)
                                                                   ------------     -------------    -------------    -------------
    Increase (decrease) in net assets from operations                (8,229,829)        2,980,111       (3,941,477)      (4,423,874)
                                                                   ------------     -------------    -------------    -------------

From capital transactions:
        Net proceeds from units sold                                  2,691,981         1,341,814        1,631,633          289,893
        Cost of units redeemed                                       (2,026,722)       (3,246,568)      (1,091,387)        (444,824)
        Annuity benefit payments                                         (2,781)           (8,798)          (2,237)               0
        Net transfers                                                 8,063,094         4,815,069        4,935,177         (616,196)
                                                                   ------------     -------------    -------------    -------------
    Increase (decrease) in net assets from capital transactions       8,725,572         2,901,517        5,473,186         (771,127)
                                                                   ------------     -------------    -------------    -------------

Increase (decrease) in net assets                                       495,743         5,881,628        1,531,709       (5,195,001)
Net assets at beginning of period                                    50,216,227        50,562,774       30,274,163       18,492,840
                                                                   ------------     -------------    -------------    -------------
Net assets at end of period                                        $ 50,711,970     $  56,444,402    $  31,805,872    $  13,297,839
                                                                   ============     =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                            3,086             3,397            3,480              851
    Units redeemed                                                            0                 0             (454)            (334)
    Units transferred                                                         0                 0                0                0
                                                                   ------------     -------------    -------------    -------------
Increase (decrease) in units outstanding                                  3,086             3,397            3,026              517
Beginning units                                                             818                25            1,549              463
                                                                   ------------     -------------    -------------    -------------
Ending units                                                              3,904             3,422            4,575              980
                                                                   ============     =============    =============    =============
Contracts with total expenses of 0.85% **:
    Units sold                                                          176,235            44,015          118,197            5,949
    Units redeemed                                                     (111,262)          (58,728)         (43,587)         (20,293)
    Units transferred                                                   643,421           301,575          464,638           14,054
                                                                   ------------     -------------    -------------    -------------
Increase (decrease) in units outstanding                                708,394           286,862          539,248             (290)
Beginning units                                                       1,301,826           142,268          563,506          207,783
                                                                   ------------     -------------    -------------    -------------
Ending units                                                          2,010,220           429,130        1,102,754          207,493
                                                                   ============     =============    =============    =============
Contracts with total expenses of 1.10% :
    Units sold                                                           23,431            12,206           16,186                0
    Units redeemed                                                         (687)                0           (1,256)               0
    Units transferred                                                    78,157             8,137           34,271            1,127
                                                                   ------------     -------------    -------------    -------------
Increase in units outstanding                                           100,901            20,343           49,201            1,127
Beginning units                                                          11,589             2,041            6,206              365
                                                                   ------------     -------------    -------------    -------------
Ending units                                                            112,490            22,384           55,407            1,492
                                                                   ============     =============    =============    =============
Contracts with total expenses of 1.25% :
    Units sold                                                           17,940            42,132           11,078           16,071
    Units redeemed                                                      (26,313)         (166,528)         (24,171)         (19,984)
    Units transferred                                                    11,770            77,351            4,452          (54,649)
                                                                   ------------     -------------    -------------    -------------
Increase (decrease) in units outstanding                                  3,397           (47,045)          (8,641)         (58,562)
Beginning units                                                         935,668         3,297,472          838,055          951,846
                                                                   ------------     -------------    -------------    -------------
Ending units                                                            939,065         3,250,427          829,414          893,284
                                                                   ============     =============    =============    =============

                                                                      Alliance            Asset          Blue Chip
                                                                       Growth          Allocation         Growth
                                                                      Portfolio         Portfolio        Portfolio
                                                                      (Class 1)         (Class 1)        (Class 1)
                                                                    -------------     -------------     ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                    $  (1,283,989)    $     288,646     $   (3,647)
    Net realized gains (losses) from
        securities transactions                                         6,489,223           107,309         (6,307)
    Change in net unrealized appreciation
        (depreciation) of investments                                 (29,879,051)         (946,718)       (92,102)
                                                                    -------------     -------------     ----------
    Increase (decrease) in net assets from operations                 (24,673,817)         (550,763)      (102,056)
                                                                    -------------     -------------     ----------

From capital transactions:
        Net proceeds from units sold                                    2,532,774           525,585        154,748
        Cost of units redeemed                                         (3,870,049)         (500,261)       (31,808)
        Annuity benefit payments                                           (7,176)                0              0
        Net transfers                                                   3,292,907           836,076        435,597
                                                                    -------------     -------------     ----------
    Increase (decrease) in net assets from capital transactions         1,948,456           861,400        558,537
                                                                    -------------     -------------     ----------

Increase (decrease) in net assets                                     (22,725,361)          310,637        456,481
Net assets at beginning of period                                     119,946,571        13,324,834        222,620
                                                                    -------------     -------------     ----------
Net assets at end of period                                         $  97,221,210     $  13,635,471     $  679,101
                                                                    =============     =============     ==========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                              2,442                 0              0
    Units redeemed                                                              0                 0              0
    Units transferred                                                           0                 0              0
                                                                    -------------     -------------     ----------
Increase (decrease) in units outstanding                                    2,442                 0              0
Beginning units                                                               694                 0              0
                                                                    -------------     -------------     ----------
Ending units                                                                3,136                 0              0
                                                                    =============     =============     ==========
Contracts with total expenses of 0.85% **:
    Units sold                                                            175,286            29,678         22,700
    Units redeemed                                                       (183,009)           (8,418)        (5,027)
    Units transferred                                                     699,066           111,331         61,093
                                                                    -------------     -------------     ----------
Increase (decrease) in units outstanding                                  691,343           132,591         78,766
Beginning units                                                         2,004,620           112,976         30,980
                                                                    -------------     -------------     ----------
Ending units                                                            2,695,963           245,567        109,746
                                                                    =============     =============     ==========
Contracts with total expenses of 1.10% :
    Units sold                                                             20,060            17,169          1,617
    Units redeemed                                                              0                 0              0
    Units transferred                                                      81,343             5,957          8,709
                                                                    -------------     -------------     ----------
Increase in units outstanding                                             101,403            23,126         10,326
Beginning units                                                            10,150                 0            335
                                                                    -------------     -------------     ----------
Ending units                                                              111,553            23,126         10,661
                                                                    =============     =============     ==========
Contracts with total expenses of 1.25% :
    Units sold                                                             31,984             3,776              0
    Units redeemed                                                        (78,500)          (22,300)             0
    Units transferred                                                     (91,565)          (17,226)             0
                                                                    -------------     -------------     ----------
Increase (decrease) in units outstanding                                 (138,081)          (35,750)             0
Beginning units                                                         2,862,749           638,666              0
                                                                    -------------     -------------     ----------
Ending units                                                            2,724,668           602,916              0
                                                                    =============     =============     ==========

        * Offered in Polaris Plus product.

        ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                       Cash           Corporate      Davis Venture      "Dogs" of
                                                                    Management          Bond             Value         Wall Street
                                                                     Portfolio        Portfolio        Portfolio        Portfolio
                                                                     (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $    748,530     $    500,763     $   (271,367)    $     65,173
    Net realized gains (losses) from
        securities transactions                                          76,757           (3,353)       7,525,644          (11,044)
    Change in net unrealized appreciation
        (depreciation) of investments                                  (461,220)          64,444      (11,641,712)         451,980
                                                                   ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from operations                   364,067          561,854       (4,387,435)         506,109
                                                                   ------------     ------------     ------------     ------------

From capital transactions:
        Net proceeds from units sold                                    636,984          695,172        3,798,358           70,010
        Cost of units redeemed                                       (1,420,984)        (402,763)      (2,232,904)        (369,895)
        Annuity benefit payments                                        (12,769)               0                0                0
        Net transfers                                                  (806,094)       2,087,495       14,654,453          935,176
                                                                   ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from capital transactions      (1,602,863)       2,379,904       16,219,907          635,291
                                                                   ------------     ------------     ------------     ------------

Increase (decrease) in net assets                                    (1,238,796)       2,941,758       11,832,472        1,141,400
Net assets at beginning of period                                    27,453,759        9,728,542       44,773,602        6,366,018
                                                                   ------------     ------------     ------------     ------------
Net assets at end of period                                        $ 26,214,963     $ 12,670,300     $ 56,606,074     $  7,507,418
                                                                   ============     ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                            1,325              250            3,369                0
    Units redeemed                                                            0                0                0                0
    Units transferred                                                         0                0                0                0
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                  1,325              250            3,369                0
Beginning units                                                           1,701                5              719                0
                                                                   ------------     ------------     ------------     ------------
Ending units                                                              3,026              255            4,088                0
                                                                   ============     ============     ============     ============
Contracts with total expenses of 0.85% **:
    Units sold                                                           15,828           30,314          297,228            3,744
    Units redeemed                                                      (17,101)          (9,055)        (166,962)          (2,195)
    Units transferred                                                   114,726           99,687        1,189,684           37,455
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                113,453          120,946        1,319,950           39,004
Beginning units                                                          58,423           87,233        1,957,911           30,007
                                                                   ------------     ------------     ------------     ------------
Ending units                                                            171,876          208,179        3,277,861           69,011
                                                                   ============     ============     ============     ============
Contracts with total expenses of 1.10% :
    Units sold                                                               35           23,333           19,870                0
    Units redeemed                                                            0             (491)          (1,336)               0
    Units transferred                                                     5,328           17,876          132,545            1,004
                                                                   ------------     ------------     ------------     ------------
Increase in units outstanding                                             5,363           40,718          151,079            1,004
Beginning units                                                             495               90           16,912                0
                                                                   ------------     ------------     ------------     ------------
Ending units                                                              5,858           40,808          167,991            1,004
                                                                   ============     ============     ============     ============
Contracts with total expenses of 1.25% :
    Units sold                                                           34,065            6,909           22,295            2,539
    Units redeemed                                                      (94,723)         (20,947)         (21,830)         (35,312)
    Units transferred                                                  (160,310)          55,605           45,556           50,071
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                               (220,968)          41,567           46,021           17,298
Beginning units                                                       2,060,001          644,043          830,018          640,566
                                                                   ------------     ------------     ------------     ------------
Ending units                                                          1,839,033          685,610          876,039          657,864
                                                                   ============     ============     ============     ============

                                                                     Emerging          Equity            Equity
                                                                      Markets          Income            Index
                                                                     Portfolio        Portfolio        Portfolio
                                                                     (Class 1)        (Class 1)        (Class 1)
                                                                   -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $    (43,375)    $     34,082     $   (232,345)
    Net realized gains (losses) from
        securities transactions                                        (724,241)          11,246         (254,945)
    Change in net unrealized appreciation
        (depreciation) of investments                                 1,210,664         (411,805)      (7,523,451)
                                                                   ------------     ------------     ------------
    Increase (decrease) in net assets from operations                   443,048         (366,477)      (8,010,741)
                                                                   ------------     ------------     ------------

From capital transactions:
        Net proceeds from units sold                                     86,574          121,126          322,299
        Cost of units redeemed                                         (181,811)        (242,233)      (1,776,475)
        Annuity benefit payments                                           (555)            (448)         (13,658)
        Net transfers                                                    91,502          685,931         (785,364)
                                                                   ------------     ------------     ------------
    Increase (decrease) in net assets from capital transactions          (4,290)         564,376       (2,253,198)
                                                                   ------------     ------------     ------------

Increase (decrease) in net assets                                       438,758          197,899      (10,263,939)
Net assets at beginning of period                                     5,215,979        8,082,460       57,364,884
                                                                   ------------     ------------     ------------
Net assets at end of period                                        $  5,654,737     $  8,280,359     $ 47,100,945
                                                                   ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                              118              228              706
    Units redeemed                                                            0                0                0
    Units transferred                                                       589                0                0
                                                                   ------------     ------------     ------------
Increase (decrease) in units outstanding                                    707              228              706
Beginning units                                                              90               18              201
                                                                   ------------     ------------     ------------
Ending units                                                                797              246              907
                                                                   ============     ============     ============
Contracts with total expenses of 0.85% **:
    Units sold                                                            3,348                0                0
    Units redeemed                                                       (7,916)               0                0
    Units transferred                                                   (14,833)               0                0
                                                                   ------------     ------------     ------------
Increase (decrease) in units outstanding                                (19,401)               0                0
Beginning units                                                         152,174                0                0
                                                                   ------------     ------------     ------------
Ending units                                                            132,773                0                0
                                                                   ============     ============     ============
Contracts with total expenses of 1.10% :
    Units sold                                                            1,987                0                0
    Units redeemed                                                            0                0                0
    Units transferred                                                     1,998                0                0
                                                                   ------------     ------------     ------------
Increase in units outstanding                                             3,985                0                0
Beginning units                                                           2,733                0                0
                                                                   ------------     ------------     ------------
Ending units                                                              6,718                0                0
                                                                   ============     ============     ============
Contracts with total expenses of 1.25% :
    Units sold                                                            6,827           11,001           36,058
    Units redeemed                                                      (18,918)         (22,780)        (211,781)
    Units transferred                                                    22,843           64,313          (94,906)
                                                                   ------------     ------------     ------------
Increase (decrease) in units outstanding                                 10,752           52,534         (270,629)
Beginning units                                                         588,363          737,673        6,183,325
                                                                   ------------     ------------     ------------
Ending units                                                            599,115          790,207        5,912,696
                                                                   ============     ============     ============

        * Offered in Polaris Plus product.

        ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                     Federated         Global           Global        Goldman Sachs
                                                                       Value            Bond           Equities         Research
                                                                     Portfolio        Portfolio        Portfolio        Portfolio
                                                                     (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $     17,739     $    676,831     $   (156,580)    $     (3,521)
    Net realized gains (losses) from
        securities transactions                                         216,491          (16,201)       1,757,706           (6,915)
    Change in net unrealized appreciation
        (depreciation) of investments                                (1,124,958)        (470,227)      (4,781,838)        (128,635)
                                                                   ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from operations                  (890,728)         190,403       (3,180,712)        (139,071)
                                                                   ------------     ------------     ------------     ------------

From capital transactions:
        Net proceeds from units sold                                    407,280          202,370          336,052           68,574
        Cost of units redeemed                                         (518,147)        (261,495)        (443,281)         (45,212)
        Annuity benefit payments                                              0                0                0                0
        Net transfers                                                 3,307,111          305,236          728,114          375,673
                                                                   ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from capital transactions       3,196,244          246,111          620,885          399,035
                                                                   ------------     ------------     ------------     ------------

Increase (decrease) in net assets                                     2,305,516          436,514       (2,559,827)         259,964
Net assets at beginning of period                                    10,150,981        8,191,534       16,820,324          274,537
                                                                   ------------     ------------     ------------     ------------
Net assets at end of period                                        $ 12,456,497     $  8,628,048     $ 14,260,497     $    534,501
                                                                   ============     ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                                0              852            1,460                0
    Units redeemed                                                            0             (304)               0                0
    Units transferred                                                         0             (548)               0                0
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                      0                0            1,460                0
Beginning units                                                               0              446              499                0
                                                                   ------------     ------------     ------------     ------------
Ending units                                                                  0              446            1,959                0
                                                                   ============     ============     ============     ============
Contracts with total expenses of 0.85% (2) :
    Units sold                                                           23,446           10,084           28,970            8,101
    Units redeemed                                                      (24,264)          (1,921)         (27,933)          (6,333)
    Units transferred                                                   242,284           20,419          121,344           47,405
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                241,466           28,582          122,381           49,173
Beginning units                                                         227,673           17,170          506,012           31,175
                                                                   ------------     ------------     ------------     ------------
Ending units                                                            469,139           45,752          628,393           80,348
                                                                   ============     ============     ============     ============
Contracts with total expenses of 1.10% :
    Units sold                                                            4,844              916              986            1,731
    Units redeemed                                                         (632)             (19)               0             (154)
    Units transferred                                                    17,435            3,260            5,945            5,560
                                                                   ------------     ------------     ------------     ------------
Increase in units outstanding                                            21,647            4,157            6,931            7,137
Beginning units                                                             206               44            2,756              326
                                                                   ------------     ------------     ------------     ------------
Ending units                                                             21,853            4,201            9,687            7,463
                                                                   ============     ============     ============     ============
Contracts with total expenses of 1.25% :
    Units sold                                                            7,183            4,392            6,013                0
    Units redeemed                                                      (16,363)         (14,874)         (13,091)               0
    Units transferred                                                    41,750            3,017          (15,756)               0
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                 32,570           (7,465)         (22,834)               0
Beginning units                                                         445,284          517,475          621,167                0
                                                                   ------------     ------------     ------------     ------------
Ending units                                                            477,854          510,010          598,333                0
                                                                   ============     ============     ============     ============

                                                                       Growth-           Growth          High-Yield
                                                                       Income         Opportunities        Bond
                                                                      Portfolio         Portfolio        Portfolio
                                                                      (Class 1)         (Class 1)        (Class 1)
                                                                     -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                     $   (336,154)    $     (3,085)    $    746,292
    Net realized gains (losses) from
        securities transactions                                         3,015,705          (28,753)        (305,009)
    Change in net unrealized appreciation
        (depreciation) of investments                                 (17,107,223)         (83,307)        (831,620)
                                                                     ------------     ------------     ------------
    Increase (decrease) in net assets from operations                 (14,427,672)        (115,145)        (390,337)
                                                                     ------------     ------------     ------------

From capital transactions:
        Net proceeds from units sold                                    2,183,271           12,611          376,776
        Cost of units redeemed                                         (3,006,354)          (7,875)        (187,748)
        Annuity benefit payments                                          (15,266)               0                0
        Net transfers                                                   5,321,462          113,527          511,559
                                                                     ------------     ------------     ------------
    Increase (decrease) in net assets from capital transactions         4,483,113          118,263          700,587
                                                                     ------------     ------------     ------------

Increase (decrease) in net assets                                      (9,944,559)           3,118          310,250
Net assets at beginning of period                                      91,904,323          376,152        6,027,628
                                                                     ------------     ------------     ------------
Net assets at end of period                                          $ 81,959,764     $    379,270     $  6,337,878
                                                                     ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                              1,671                0              457
    Units redeemed                                                              0                0                0
    Units transferred                                                           0                0                0
                                                                     ------------     ------------     ------------
Increase (decrease) in units outstanding                                    1,671                0              457
Beginning units                                                               201                0               82
                                                                     ------------     ------------     ------------
Ending units                                                                1,872                0              539
                                                                     ============     ============     ============
Contracts with total expenses of 0.85% (2) :
    Units sold                                                            121,095            2,014           29,489
    Units redeemed                                                       (127,142)          (1,586)          (2,878)
    Units transferred                                                     629,694           20,408           64,791
                                                                     ------------     ------------     ------------
Increase (decrease) in units outstanding                                  623,647           20,836           91,402
Beginning units                                                         1,673,087           54,857           91,018
                                                                     ------------     ------------     ------------
Ending units                                                            2,296,734           75,693          182,420
                                                                     ============     ============     ============
Contracts with total expenses of 1.10% :
    Units sold                                                             32,411                0            9,155
    Units redeemed                                                         (1,269)               0             (545)
    Units transferred                                                      67,711                5           (3,498)
                                                                     ------------     ------------     ------------
Increase in units outstanding                                              98,853                5            5,112
Beginning units                                                             8,279                0                0
                                                                     ------------     ------------     ------------
Ending units                                                              107,132                5            5,112
                                                                     ============     ============     ============
Contracts with total expenses of 1.25% :
    Units sold                                                             32,687                0            2,733
    Units redeemed                                                        (70,238)               0          (12,297)
    Units transferred                                                     (33,458)               0           (2,903)
                                                                     ------------     ------------     ------------
Increase (decrease) in units outstanding                                  (71,009)               0          (12,467)
Beginning units                                                         2,501,326                0          380,713
                                                                     ------------     ------------     ------------
Ending units                                                            2,430,317                0          368,246
                                                                     ============     ============     ============

        * Offered in Polaris Plus product.

        ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                   International
                                                                    Diversified     International     MFS Growth       MFS Mid-Cap
                                                                     Equities      Growth & Income     & Income          Growth
                                                                     Portfolio        Portfolio        Portfolio        Portfolio
                                                                     (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                   -------------    --------------   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $    (63,795)    $    (99,979)    $    (19,760)    $    (37,851)
    Net realized gains (losses) from
        securities transactions                                        (290,056)        (234,716)         193,896          385,286
    Change in net unrealized appreciation
        (depreciation) of investments                                  (694,092)      (1,514,010)      (1,398,798)      (2,435,159)
                                                                   ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from operations                (1,047,943)      (1,848,705)      (1,224,662)      (2,087,724)
                                                                   ------------     ------------     ------------     ------------

From capital transactions:
        Net proceeds from units sold                                    106,345          519,972        1,065,977          327,305
        Cost of units redeemed                                         (200,029)        (654,569)        (433,048)        (379,784)
        Annuity benefit payments                                           (308)          (1,332)               0                0
        Net transfers                                                   630,073        2,546,234        3,412,717        1,465,033
                                                                   ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from capital transactions         536,081        2,410,305        4,045,646        1,412,554
                                                                   ------------     ------------     ------------     ------------

Increase (decrease) in net assets                                      (511,862)         561,600        2,820,984         (675,170)
Net assets at beginning of period                                     6,036,473       13,940,539        5,718,120        4,546,917
                                                                   ------------     ------------     ------------     ------------
Net assets at end of period                                        $  5,524,611     $ 14,502,139     $  8,539,104     $  3,871,747
                                                                   ============     ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                                0              594                0                0
    Units redeemed                                                            0                0                0                0
    Units transferred                                                         0                0                0                0
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                      0              594                0                0
Beginning units                                                               0              213                0                0
                                                                   ------------     ------------     ------------     ------------
Ending units                                                                  0              807                0                0
                                                                   ============     ============     ============     ============
Contracts with total expenses of 0.85% **:
    Units sold                                                            5,310           37,436          102,682           26,699
    Units redeemed                                                      (11,295)         (56,836)         (49,714)         (38,465)
    Units transferred                                                    83,125          263,640          337,616          110,255
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                 77,140          244,240          390,584           98,489
Beginning units                                                         139,489          663,722          581,736          344,347
                                                                   ------------     ------------     ------------     ------------
Ending units                                                            216,629          907,962          972,320          442,836
                                                                   ============     ============     ============     ============
Contracts with total expenses of 1.10% :
    Units sold                                                              247            3,898           15,075            4,616
    Units redeemed                                                            0              (77)               0             (340)
    Units transferred                                                     1,040           15,010           45,458           20,902
                                                                   ------------     ------------     ------------     ------------
Increase in units outstanding                                             1,287           18,831           60,533           25,178
Beginning units                                                             656            1,472            5,570              306
                                                                   ------------     ------------     ------------     ------------
Ending units                                                              1,943           20,303           66,103           25,484
                                                                   ============     ============     ============     ============
Contracts with total expenses of 1.25% :
    Units sold                                                            6,498           14,049                0                0
    Units redeemed                                                      (12,046)         (17,075)               0                0
    Units transferred                                                     4,471           11,868                0                0
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                 (1,077)           8,842                0                0
Beginning units                                                         399,062          591,348                0                0
                                                                   ------------     ------------     ------------     ------------
Ending units                                                            397,985          600,190                0                0
                                                                   ============     ============     ============     ============

                                                                     MFS Total         Putnam            Real
                                                                      Return           Growth           Estate
                                                                     Portfolio        Portfolio        Portfolio
                                                                     (Class 1)        (Class 1)        (Class 1)
                                                                   -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $     81,037     $   (526,401)    $     55,811
    Net realized gains (losses) from
        securities transactions                                         275,841         (646,976)          44,504
    Change in net unrealized appreciation
        (depreciation) of investments                                   (57,689)     (10,037,545)         305,721
                                                                   ------------     ------------     ------------
    Increase (decrease) in net assets from operations                   299,189      (11,210,922)         406,036
                                                                   ------------     ------------     ------------

From capital transactions:
        Net proceeds from units sold                                  2,157,237          882,101          158,929
        Cost of units redeemed                                         (356,512)      (1,892,671)         (96,357)
        Annuity benefit payments                                              0           (4,400)               0
        Net transfers                                                11,077,387         (296,032)       1,377,662
                                                                   ------------     ------------     ------------
    Increase (decrease) in net assets from capital transactions      12,878,112       (1,311,002)       1,440,234
                                                                   ------------     ------------     ------------

Increase (decrease) in net assets                                    13,177,301      (12,521,924)       1,846,270
Net assets at beginning of period                                     4,240,821       51,086,218        2,479,362
                                                                   ------------     ------------     ------------
Net assets at end of period                                        $ 17,418,122     $ 38,564,294     $  4,325,632
                                                                   ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                                0              838            1,017
    Units redeemed                                                            0                0                0
    Units transferred                                                         0                0                0
                                                                   ------------     ------------     ------------
Increase (decrease) in units outstanding                                      0              838            1,017
Beginning units                                                               0              371               17
                                                                   ------------     ------------     ------------
Ending units                                                                  0            1,209            1,034
                                                                   ============     ============     ============
Contracts with total expenses of 0.85% **:
    Units sold                                                          165,697           76,867            6,616
    Units redeemed                                                      (29,804)         (82,781)            (987)
    Units transferred                                                   883,805          139,070           48,281
                                                                   ------------     ------------     ------------
Increase (decrease) in units outstanding                              1,019,698          133,156           53,910
Beginning units                                                         355,139          820,691           15,795
                                                                   ------------     ------------     ------------
Ending units                                                          1,374,837          953,847           69,705
                                                                   ============     ============     ============
Contracts with total expenses of 1.10% :
    Units sold                                                           19,452            6,318               79
    Units redeemed                                                       (1,283)             (40)            (213)
    Units transferred                                                    71,521           15,735            1,023
                                                                   ------------     ------------     ------------
Increase in units outstanding                                            89,690           22,013              889
Beginning units                                                           4,588            3,244               39
                                                                   ------------     ------------     ------------
Ending units                                                             94,278           25,257              928
                                                                   ============     ============     ============
Contracts with total expenses of 1.25% :
    Units sold                                                                0           11,640            5,091
    Units redeemed                                                            0          (66,440)          (7,067)
    Units transferred                                                         0          (80,123)          61,206
                                                                   ------------     ------------     ------------
Increase (decrease) in units outstanding                                      0         (134,923)          59,230
Beginning units                                                               0        1,966,522          209,952
                                                                   ------------     ------------     ------------
Ending units                                                                  0        1,831,599          269,182
                                                                   ============     ============     ============

        * Offered in Polaris Plus product.

        ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                   Small Company     SunAmerica                          Telecom
                                                                       Value          Balanced        Technology         Utility
                                                                     Portfolio        Portfolio        Portfolio        Portfolio
                                                                     (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $    (71,809)    $    731,420     $     (1,091)    $    127,747
    Net realized gains (losses) from
        securities transactions                                         188,491          993,503          (12,149)        (212,071)
    Change in net unrealized appreciation
        (depreciation) of investments                                   758,685      (12,425,793)         (54,047)      (1,353,925)
                                                                   ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from operations                   875,367      (10,700,870)         (67,287)      (1,438,249)
                                                                   ------------     ------------     ------------     ------------

From capital transactions:
        Net proceeds from units sold                                    175,984        1,171,085           27,820           56,628
        Cost of units redeemed                                         (272,905)      (3,283,273)          (2,859)        (199,056)
        Annuity benefit payments                                              0          (11,326)               0                0
        Net transfers                                                 2,016,507         (984,867)          62,453          (69,543)
                                                                   ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from capital transactions       1,919,586       (3,108,381)          87,414         (211,971)
                                                                   ------------     ------------     ------------     ------------

Increase (decrease) in net assets                                     2,794,953      (13,809,251)          20,127       (1,650,220)
Net assets at beginning of period                                     4,831,849       84,821,876          103,187        6,778,504
                                                                   ------------     ------------     ------------     ------------
Net assets at end of period                                        $  7,626,802     $ 71,012,625     $    123,314     $  5,128,284
                                                                   ============     ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                              799            2,147                0               13
    Units redeemed                                                            0                0                0             (174)
    Units transferred                                                         0                0                0                0
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                    799            2,147                0             (161)
Beginning units                                                             211              399                0              161
                                                                   ------------     ------------     ------------     ------------
Ending units                                                              1,010            2,546                0                0
                                                                   ============     ============     ============     ============
Contracts with total expenses of 0.85% **:
    Units sold                                                                0           56,479            5,227            2,679
    Units redeemed                                                            0          (44,741)            (984)          (4,896)
    Units transferred                                                         0          188,470           18,183            9,686
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                      0          200,208           22,426            7,469
Beginning units                                                               0          431,856           23,583           69,692
                                                                   ------------     ------------     ------------     ------------
Ending units                                                                  0          632,064           46,009           77,161
                                                                   ============     ============     ============     ============
Contracts with total expenses of 1.10% :
    Units sold                                                                0            2,771            2,775              616
    Units redeemed                                                            0             (468)               0                0
    Units transferred                                                         0           17,023              410            2,717
                                                                   ------------     ------------     ------------     ------------
Increase in units outstanding                                                 0           19,326            3,185            3,333
Beginning units                                                               0              265                0              104
                                                                   ------------     ------------     ------------     ------------
Ending units                                                                  0           19,591            3,185            3,437
                                                                   ============     ============     ============     ============
Contracts with total expenses of 1.25% :
    Units sold                                                           11,222           41,449                0            2,327
    Units redeemed                                                      (18,341)        (190,499)               0          (13,607)
    Units transferred                                                   132,555         (185,155)               0          (14,892)
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                125,436         (334,205)               0          (26,172)
Beginning units                                                         332,571        4,927,161                0          447,434
                                                                   ------------     ------------     ------------     ------------
Ending units                                                            458,007        4,592,956                0          421,262
                                                                   ============     ============     ============     ============

                                                                       Worldwide                          Emerging
                                                                      High Income        Comstock          Growth
                                                                       Portfolio         Portfolio       Portfolio
                                                                       (Class 1)      (Class II) (2)   (Class II) (2)
                                                                     -------------    --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                     $    260,220           33,238     $       (927)
    Net realized gains (losses) from
        securities transactions                                           (60,363)             595              (36)
    Change in net unrealized appreciation
        (depreciation) of investments                                    (209,163)        (132,554)         (28,686)
                                                                     ------------     ------------     ------------
    Increase (decrease) in net assets from operations                      (9,306)         (98,721)         (29,649)
                                                                     ------------     ------------     ------------

From capital transactions:
        Net proceeds from units sold                                       46,426          825,839          159,760
        Cost of units redeemed                                            (78,850)         (21,422)          (2,100)
        Annuity benefit payments                                                0                0                0
        Net transfers                                                      94,773        4,199,164          486,781
                                                                     ------------     ------------     ------------
    Increase (decrease) in net assets from capital transactions            62,349        5,003,581          644,441
                                                                     ------------     ------------     ------------

Increase (decrease) in net assets                                          53,043        4,904,860          614,792
Net assets at beginning of period                                       2,161,299                0                0
                                                                     ------------     ------------     ------------
Net assets at end of period                                          $  2,214,342     $  4,904,860     $    614,792
                                                                     ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                                  0                0                0
    Units redeemed                                                              0                0                0
    Units transferred                                                           0                0                0
                                                                     ------------     ------------     ------------
Increase (decrease) in units outstanding                                        0                0                0
Beginning units                                                                 0                0                0
                                                                     ------------     ------------     ------------
Ending units                                                                    0                0                0
                                                                     ============     ============     ============
Contracts with total expenses of 0.85% **:
    Units sold                                                                974           71,874           11,577
    Units redeemed                                                         (1,506)          (1,771)             (88)
    Units transferred                                                      11,470          388,807           40,089
                                                                     ------------     ------------     ------------
Increase (decrease) in units outstanding                                   10,938          458,910           51,578
Beginning units                                                            31,309                0                0
                                                                     ------------     ------------     ------------
Ending units                                                               42,247          458,910           51,578
                                                                     ============     ============     ============
Contracts with total expenses of 1.10% :
    Units sold                                                              3,121            8,549            3,976
    Units redeemed                                                              0                0                0
    Units transferred                                                         362           21,719            9,478
                                                                     ------------     ------------     ------------
Increase in units outstanding                                               3,483           30,268           13,454
Beginning units                                                                 0                0                0
                                                                     ------------     ------------     ------------
Ending units                                                                3,483           30,268           13,454
                                                                     ============     ============     ============
Contracts with total expenses of 1.25% :
    Units sold                                                                565                0                0
    Units redeemed                                                         (4,504)               0                0
    Units transferred                                                      (1,501)               0                0
                                                                     ------------     ------------     ------------
Increase (decrease) in units outstanding                                   (5,440)               0                0
Beginning units                                                           125,922                0                0
                                                                     ------------     ------------     ------------
Ending units                                                              120,482                0                0
                                                                     ============     ============     ============

        * Offered in Polaris Plus product.

        ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

        (2) For the period from October 15, 2001 (inception) to April 30, 2002.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                    Growth &
                                                                     Income
                                                                    Portfolio
                                                                 (Class II) (2)
                                                                 -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $     5,868
   Net realized gains (losses) from
       securities transactions                                            821
   Change in net unrealized appreciation
       (depreciation) of investments                                   30,539
                                                                  -----------
   Increase (decrease) in net assets from operations                   37,228
                                                                  -----------

From capital transactions:
       Net proceeds from units sold                                   643,709
       Cost of units redeemed                                         (16,310)
       Annuity benefit payments                                             0
       Net transfers                                                1,588,605
                                                                  -----------
   Increase (decrease) in net assets from capital transactions      2,216,004
                                                                  -----------

Increase (decrease) in net assets                                   2,253,232
Net assets at beginning of period                                           0
                                                                  -----------
Net assets at end of period                                       $ 2,253,232
                                                                  ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                               0
   Units redeemed                                                           0
   Units transferred                                                        0
                                                                  -----------
Increase (decrease) in units outstanding                                    0
Beginning units                                                             0
                                                                  -----------
Ending units                                                                0
                                                                  ===========
Contracts with total expenses of 0.85% **:
   Units sold                                                          52,809
   Units redeemed                                                        (427)
   Units transferred                                                  134,967
                                                                  -----------
Increase (decrease) in units outstanding                              187,349
Beginning units                                                             0
                                                                  -----------
Ending units                                                          187,349
                                                                  ===========
Contracts with total expenses of 1.10% :
   Units sold                                                           7,518
   Units redeemed                                                        (821)
   Units transferred                                                   14,518
                                                                  -----------
Increase in units outstanding                                          21,215
Beginning units                                                             0
                                                                  -----------
Ending units                                                           21,215
                                                                  ===========
Contracts with total expenses of 1.25% :
   Units sold                                                               0
   Units redeemed                                                           0
   Units transferred                                                        0
                                                                  -----------
Increase (decrease) in units outstanding                                    0
Beginning units                                                             0
                                                                  -----------
Ending units                                                                0
                                                                  ===========

       * Offered in Polaris Plus product.

       ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

       (2) For the period from October 15, 2001 (inception) to April 30, 2002.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION

         Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company (the "Separate Account") is a segregated investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG SunAmerica, the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account offers the following products: Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class.

         The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

         The Separate Account is composed of forty-two variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of (1) one of the three currently available investment portfolios of Anchor Series Trust ("Anchor Trust"), (2) one of the thirty currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"), (3) one of the three currently available investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"), (4) one of the two currently available investment portfolios of Lord Abbett Series Fund, Inc. ("Lord Abbett Fund"), or (5) one of the four currently available investment portfolios of American Fund Insurance Series ("American Series"). The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Lord Abbett Fund and the American Series (collectively referred to as the "Trusts") are diversified open-ended investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The Anchor and SunAmerica Trusts are affiliated investment companies. The participant may elect to have investments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the forty-two Variable Accounts and do not include balances allocated to the General Account.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

         FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

         USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

         RECLASSIFICATION: Certain prior year balances have been reclassified to conform with the current year presentation.

3.       CHARGES AND DEDUCTIONS

         Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         WITHDRAWAL CHARGE: The contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 6% of any amount withdrawn that exceed the free withdrawal amount and are recorded as redemption in the accompanying Statement of Changes in Net Assets.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       CHARGES AND DEDUCTIONS  (continued)

         MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio, depending on the benefit options elected for each product, is as follows: Polaris Plus, 0.85% or 1.25%, and Polaris II Asset Manager and Polaris II A-Class, 0.85% or 1.10%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

         DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

         TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

         INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

         PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       CHARGES AND DEDUCTIONS (continued)

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.       PURCHASES AND SALES OF INVESTMENTS

         The aggregate cost of the trusts' shares acquired and the aggregate proceeds from shares sold during the periods ended April 30, 2003 consist of the following:

                                                                 Cost of Shares                  Proceeds from
             Variable Accounts                                      Acquired                      Shares Sold
             -----------------                                   ---------------------------------------------
ANCHOR TRUST:
Capital Appreciation Portfolio (Class 1)                         $    5,158,527                  $   4,627,587
Government and Quality Bond Portfolio (Class 1)                      19,185,906                      8,681,096
Growth Portfolio (Class 1)                                            3,772,423                      3,263,522

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                            $      744,654                  $   2,065,071
Alliance Growth Portfolio (Class 1)                                   2,218,140                     12,007,512
Asset Allocation Portfolio (Class 1)                                  1,777,515                      1,945,612
Blue Chip Growth Portfolio (Class 1)                                    451,505                        260,857
Cash Management Portfolio (Class 1)                                  16,942,088                     18,105,289
Corporate Bond Portfolio (Class 1)                                    5,305,506                      1,864,124
Davis Venture Value Portfolio (Class 1)                               6,866,781                      4,494,371
"Dogs" of Wall Street Portfolio (Class 1)                             1,233,045                      1,082,471
Emerging Markets Portfolio (Class 1)                                  3,007,034                      3,735,802
Equity Income Portfolio (Class 1)                                       928,099                      1,151,775
Equity Index Portfolio (Class 1)                                      2,220,893                      6,022,961
Federated Value Portfolio (Class 1)                                   2,247,899                      1,651,628
Global Bond Portfolio (Class 1)                                       1,180,632                      1,205,703
Global Equities Portfolio (Class 1)                                     379,047                      1,996,061
Goldman Sachs Research Portfolio (Class 1)                              210,805                        218,254
Growth-Income Portfolio (Class 1)                                     1,984,067                     10,838,749
Growth Opportunities Portfolio (Class 1)                                 25,266                        133,551
High-Yield Bond Portfolio (Class 1)                                   2,340,417                        879,289

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                 Cost of Shares                  Proceeds from
             Variable Accounts                                      Acquired                      Shares Sold
             -----------------                                   ---------------------------------------------
SUNAMERICA TRUST: (continued)
International Diversified Equities Portfolio (Class 1)           $    2,207,672                  $   2,469,359
International Growth & Income Portfolio (Class 1)                     2,342,764                      2,998,768
MFS Growth and Income Portfolio (Class 1)                             1,163,997                      1,431,573
MFS Mid-Cap Growth Portfolio (Class 1)                                  765,562                        670,193
MFS Total Return Portfolio (Class 1)                                 14,056,272                        981,811
Putnam Growth Portfolio (Class 1)                                       954,698                      5,353,013
Real Estate Portfolio (Class 1)                                       2,374,875                      1,333,736
Small Company Value Portfolio (Class 1)                               1,595,972                      1,265,389
SunAmerica Balanced Portfolio (Class 1)                               2,642,873                      9,668,959
Technology Portfolio (Class 1)                                           51,485                         19,782
Telecom Utility Portfolio (Class 1)                                     742,364                      1,010,038
Worldwide High Income Portfolio (Class 1)                               733,698                        296,321

VAN KAMPEN TRUST:
Comstock Portfolio (Class 2)                                     $   11,997,945                  $     479,162
Emerging Growth Portfolio (Class 2)                                   1,599,037                        139,034
Growth and Income Portfolio (Class 2)                                 8,550,544                        405,969

LORD ABBETT FUND TRUST:
Growth & Income Portfolio (Class VC)                             $    9,488,431                  $      62,186
Mid-Cap Value Portfolio (Class VC)                                    5,586,216                         34,904

AMERICAN FUND TRUST: *
Asset Allocation Portfolio (Class 2)                             $    8,888,735                  $      84,700
Global Growth Portfolio (Class 2)                                     1,977,117                         35,885
Growth Portfolio (Class 2)                                            5,525,407                          3,076
Growth Income Portfolio (Class 2)                                    11,669,981                         70,097

* For the period from September 30, 2002 (inception) to April 30, 2003

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES

   A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended April 30, 2003 and 2002 follows:

                                                                                  Ratio of        Ratio of
                                                    Net Assets                  expenses to      investment              Total
                                     --------------------------------------  average net assets   income to             Return
                                          Unit Value                               Lowest          average             Lowest to
                  Units              Lowest to Highest ($)  Total Value ($)     to Highest (1)   net assets (2)       Highest (3)
                ---------            ---------------------  ---------------  ------------------  --------------   ------------------
Capital Appreciation Portfolio (Class 1)
  2003          3,312,355                6.42 to 27.78        45,411,415        0.85% to 1.25%       0.00%        -12.32% to -11.97%
  2002          3,065,679                7.30 to 31.69        50,711,970        0.85% to 1.25%       0.25%        -15.26% to -14.92%

Government and Quality Bond Portfolio (Class 1)
  2003          4,435,309               12.25 to 16.83        69,894,786        0.85% to 1.25%       3.39%            7.20% to 7.63%
  2002          3,705,363               11.38 to 15.70        56,444,402        0.85% to 1.25%       4.34%            5.79% to 6.22%

Growth Portfolio (Class 1)
  2003          2,185,613                6.55 to 21.66        27,512,769        0.85% to 1.25%       0.41%        -15.55% to -15.22%
  2002          1,992,150                7.73 to 25.65        31,805,872        0.85% to 1.25%       0.14%        -11.97% to -11.61%

Aggressive Growth Portfolio (Class 1)
  2003            961,812                4.13 to 10.59         9,544,290        0.85% to 1.25%       0.24%        -18.98% to -18.65%
  2002          1,103,249                5.08 to 13.07        13,297,839        0.85% to 1.25%       0.42%        -24.04% to -23.73%

Alliance Growth Portfolio (Class 1)
  2003          4,857,901                4.77 to 24.00        72,130,071        0.85% to 1.25%       0.30%        -16.24% to -15.90%
  2002          5,535,320                5.67 to 28.66        97,221,210        0.85% to 1.25%       0.00%        -20.20% to -19.88%

Asset Allocation Portfolio (Class 1)
  2003            842,182                9.27 to 17.70        12,636,500        0.85% to 1.25%       3.89%          -3.43% to -3.05%
  2002            871,609                9.59 to 18.33        13,635,471        0.85% to 1.25%       3.34%          -4.01% to -3.63%

Blue Chip Growth Portfolio (Class 1)
  2003            165,075                 4.58 to 4.60           759,737        0.85% to 1.10%       0.26%        -18.61% to -18.39%
  2002            120,407                 5.62 to 5.64           679,101        0.85% to 1.10%       0.06%        -20.83% to -20.64%

Cash Management Portfolio (Class 1)
  2003          1,922,742               10.54 to 13.17        24,491,587        0.85% to 1.25%       3.63%           -0.11% to 0.29%
  2002          2,019,793               10.51 to 13.18        26,214,963        0.85% to 1.25%       3.98%            1.33% to 1.75%

Corporate Bond Portfolio (Class 1)
  2003          1,170,704               12.33 to 15.64        16,712,027        0.85% to 1.25%       5.94%            8.90% to 9.34%
  2002            934,852               10.52 to 14.36        12,670,300        0.85% to 1.25%       5.50%            5.20% to 5.62%

Davis Venture Value Portfolio (Class 1)
  2003          4,665,711                7.87 to 22.34        51,742,583        0.85% to 1.25%       0.65%        -13.03% to -12.68%
  2002          4,325,979                9.02 to 25.68        56,606,074        0.85% to 1.25%       0.49%          -8.93% to -8.57%

"Dogs" of Wall Street Portfolio (Class 1)
  2003            733,143                8.76 to 10.02         6,528,585        0.85% to 1.25%       1.90%        -13.94% to -13.59%
  2002            727,879               10.18 to 11.60         7,507,418        0.85% to 1.25%       2.16%            7.85% to 8.29%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES (Continued)

                                                                                  Ratio of        Ratio of
                                                    Net Assets                  expenses to      investment              Total
                                     --------------------------------------  average net assets   income to             Return
                                          Unit Value                               Lowest          average             Lowest to
                  Units              Lowest to Highest ($)  Total Value ($)     to Highest (1)   net assets (2)       Highest (3)
                ---------            ---------------------  ---------------  ------------------  --------------   ------------------
Emerging Markets Portfolio (Class 1)
  2003            632,213                 6.10 to 7.35         3,999,291        0.85% to 1.25%       0.29%        -17.16% to -16.84%
  2002            739,403                7.37 to 10.01         5,654,737        0.85% to 1.25%       0.28%            9.27% to 9.76%

Equity Income Portfolio (Class 1)
  2003            758,827                         8.97         6,804,963                 1.25%       2.03%                   -14.39%
  2002            790,453               10.38 to 10.48         8,280,359        0.85% to 1.25%       1.67%          -4.39% to -4.01%

Equity Index Portfolio (Class 1)
  2003          5,344,702                         6.79        36,310,699                 1.25%       1.07%                   -14.70%
  2002          5,913,603                 7.20 to 7.97        47,100,945        0.85% to 1.25%       0.81%        -14.14% to -13.81%

Federated Value Portfolio (Class 1)
  2003          1,047,833                8.16 to 13.21        10,910,210        0.85% to 1.25%       1.16%        -17.15% to -16.81%
  2002            968,846                9.83 to 15.94        12,456,497        0.85% to 1.25%       1.27%          -8.03% to -7.67%

Global Bond Portfolio (Class 1)
  2003            557,751               12.04 to 16.85         9,012,858        0.85% to 1.25%       1.64%            6.63% to 7.06%
  2002            560,409               10.76 to 15.80         8,628,048        0.85% to 1.25%       9.06%            2.24% to 2.69%

Global Equities Portfolio (Class 1)
  2003          1,037,728                5.71 to 13.16        10,038,817        0.85% to 1.25%       0.00%        -19.14% to -18.82%
  2002          1,238,372                7.05 to 16.27        14,260,497        0.85% to 1.25%       0.10%        -18.59% to -18.26%

Goldman Sachs Research Portfolio (Class 1)
  2003             86,857                 5.22 to 5.24           455,203        0.85% to 1.10%       0.00%        -14.09% to -13.87%
  2002             87,811                 6.07 to 6.09           534,501        0.85% to 1.10%       0.00%        -30.33% to -30.14%

Growth-Income Portfolio (Class 1)
  2003          4,056,149                6.41 to 22.09        61,581,722        0.85% to 1.25%       0.96%        -14.11% to -13.76%
  2002          4,836,055                7.43 to 25.71        81,959,764        0.85% to 1.25%       0.78%        -15.27% to -14.92%

Growth Opportunities Portfolio (Class 1)
  2003             48,330                 3.64 to 3.83           175,830        0.85% to 1.10%       0.00%        -27.41% to -26.86%
  2002             75,698                 5.01 to 5.24           379,270        0.85% to 1.10%       0.01%         -27.11 to -26.93%

High-Yield Bond Portfolio (Class 1)
  2003            638,229                8.97 to 13.07         7,178,636        0.85% to 1.25%      14.87%            2.57% to 2.98%
  2002            556,317                8.73 to 12.74         6,337,878        0.85% to 1.25%      13.39%          -6.34% to -5.95%

International Diversified Equities Portfolio (Class 1)
  2003            584,446                 4.62 to 7.13         3,655,991        0.85% to 1.25%       0.00%        -30.32% to -30.04%
  2002            616,557                6.61 to 10.24         5,524,611        0.85% to 1.25%       0.00%        -16.98% to -16.64%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES (Continued)

                                                                                  Ratio of        Ratio of
                                                    Net Assets                  expenses to      investment              Total
                                     --------------------------------------  average net assets   income to             Return
                                          Unit Value                               Lowest          average             Lowest to
                  Units              Lowest to Highest ($)  Total Value ($)     to Highest (1)   net assets (2)       Highest (3)
                ---------            ---------------------  ---------------  ------------------  --------------   ------------------
International Growth & Income Portfolio (Class 1)
  2003          1,447,371                 5.97 to 8.58        10,734,722        0.85% to 1.25%       0.61%        -22.08% to -21.76%
  2002          1,529,262                7.63 to 11.01        14,502,139        0.85% to 1.25%       0.31%        -12.90% to -12.55%

MFS Growth & Income Portfolio (Class 1)
  2003            992,326                 7.00 to 7.04         6,981,443        0.85% to 1.10%       0.91%        -14.63% to -14.42%
  2002          1,038,423                 8.20 to 8.22         8,539,104        0.85% to 1.10%       0.59%        -15.74% to -15.53%

MFS Mid-Cap Growth Portfolio (Class 1)
  2003            482,982                 5.85 to 5.88         2,840,743        0.85% to 1.10%       0.00%        -29.02% to -28.84%
  2002            468,320                 8.24 to 8.27         3,871,747        0.85% to 1.10%       0.00%        -37.49% to -37.32%

MFS Total Return Portfolio (Class 1)
  2003          2,609,969               11.23 to 11.29        29,450,456        0.85% to 1.10%       1.79%          -5.04% to -4.80%
  2002          1,469,115               11.82 to 11.86        17,418,122        0.85% to 1.10%       1.59%            0.33% to 0.59%

Putnam Growth Portfolio (Class 1)
  2003          2,441,491                5.05 to 14.57        27,931,800        0.85% to 1.25%       0.20%        -16.94% to -16.60%
  2002          2,811,912                6.06 to 17.54        38,564,294        0.85% to 1.25%       0.00%        -21.93% to -21.61%

Real Estate Portfolio (Class 1)
  2003            414,863               12.70 to 14.88         5,468,503        0.85% to 1.25%       2.55%            3.52% to 3.94%
  2002            340,849               12.27 to 14.32         4,325,632        0.85% to 1.25%       2.83%          12.98% to 13.44%

Small Company Portfolio (Class 1)
  2003            458,325                9.21 to 13.18         6,037,265        0.85% to 1.25%       0.00%        -20.75% to -20.45%
  2002            459,017               11.57 to 16.63         7,626,802        0.85% to 1.25%       0.00%          14.49% to 14.96%

SunAmerica Balanced Portfolio (Class 1)
  2003          4,597,911                6.43 to 12.96        56,393,035        0.85% to 1.25%       3.07%          -9.38% to -9.02%
  2002          5,247,157                7.06 to 14.30        71,012,625        0.85% to 1.25%       2.20%        -12.80% to -12.45%

Technology Portfolio (Class 1)
  2003             66,761                 1.81 to 1.82           121,123        0.85% to 1.10%       0.00%        -27.75% to -27.59%
  2002             49,194                 2.50 to 2.51           123,314        0.85% to 1.10%       0.00%        -42.89% to -42.70%

Telecom Utility Portfolio (Class 1)
  2003            423,820                 6.02 to 8.86         3,570,779        0.85% to 1.25%      10.91%        -17.74% to -17.41%
  2002            501,860                7.31 to 10.77         5,128,284        0.85% to 1.25%       3.44%        -21.36% to -20.48%

Worldwide High Income Portfolio (Class 1)
  2003            185,292               10.42 to 15.73         2,548,697        0.85% to 1.25%      13.83%            7.13% to 7.56%
  2002            166,212                9.71 to 14.68         2,214,342        0.85% to 1.25%      13.23%           -0.40% to 0.00%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES (Continued)

                                                                                  Ratio of        Ratio of
                                                    Net Assets                  expenses to      investment
                                     --------------------------------------  average net assets   income to
                                          Unit Value                               Lowest          average
                  Units              Lowest to Highest ($)  Total Value ($)     to Highest (1)   net assets (2)
                ---------            ---------------------  ---------------  ------------------  --------------
Comstock Portfolio (Class II)

  2003          1,877,262                 8.38 to 8.41        15,778,868        0.85% to 1.10%       1.27%
  2002            489,178               10.02 to 10.03         4,904,860        0.85% to 1.10%       0.66%

Emerging Growth Portfolio (Class II)

  2003            261,331                         7.33         1,916,147        0.85% to 1.10%       0.00%
  2002             65,032                 9.45 to 9.47           614,792        0.85% to 1.10%       0.07%

Growth & Income Portfolio (Class II)

  2003          1,101,314                 9.00 to 9.05         9,962,263        0.85% to 1.10%       1.13%
  2002            208,564               10.78 to 10.81         2,253,232        0.85% to 1.10%       1.03%

Lord Abbett Growth & Income Portfolio (Class VC)
  2003          1,144,287                 8.54 to 8.56         9,794,470        0.85% to 1.10%       0.67%
  2002                  -                            -                 -                     -          -

Lord Abbett Mid-Cap Value Portfolio (Class VC)
  2003            667,309                 8.36 to 8.38         5,589,117        0.85% to 1.10%       0.65%
  2002                  -                            -                 -                    -           -

Asset Allocation Portfolio (Class 2)

  2003            853,127               10.75 to 10.76         9,181,839        0.85% to 1.10%       1.53%
  2002                  -                            -                 -                    -           -

Global Growth Portfolio (Class 2)

  2003            180,601               11.26 to 11.27         2,036,008        0.85% to 1.10%       0.00%
  2002                  -                            -                 -                    -           -

Growth Portfolio (Class 2)

  2003            503,213               11.75 to 11.77         5,920,073        0.85% to 1.10%       0.02%
  2002                  -                            -                 -                    -           -

Growth & Income Portfolio (Class 2)

  2003          1,076,060               11.37 to 11.39        12,254,361        0.85% to 1.10%       0.65%
  2002                  -                            -                 -                    -           -


                                                               Total
                                                              Return
                                                             Lowest to
                  Units                                     Highest (3)
                ---------                             -----------------------
Comstock Portfolio (Class II)

  2003          1,877,262                               -16.36% to -16.15%
  2002            489,178                               0.17% (4) to 0.27% (4)

Emerging Growth Portfolio (Class II)

  2003            261,331                               -22.60% to -22.40%
  2002             65,032                             -5.51% (4) to -5.29% (4)

Growth & Income Portfolio (Class II)

  2003          1,101,314                               -16.45% to -16.24%
  2002            208,564                               7.76% (4) to 8.07% (4)

Lord Abbett Growth & Income Portfolio (Class VC)
  2003          1,144,287                               -14.60% to -14.39%
  2002                  -                                               -

Lord Abbett Mid-Cap Value Portfolio (Class VC)
  2003            667,309                               -16.42% to -16.22%
  2002                  -                                               -

Asset Allocation Portfolio (Class 2)

  2003            853,127                               7.55% (5) to 7.63% (5)
  2002                  -                                               -

Global Growth Portfolio (Class 2)

  2003            180,601                             12.64% (5) to 12.74% (5)
  2002                  -                                               -

Growth Portfolio (Class 2)

  2003            503,213                             17.53% (5) to 17.66% (5)
  2002                  -                                               -

Growth & Income Portfolio (Class 2)

  2003          1,076,060                             13.68% (5) to 13.90% (5)
  2002                  -                                               -

(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES (Continued)

   (2) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest.

   (3) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

   (4)   For the period from October 15, 2001 (effective date) to April 30,
         2002.

   (5)   For the period from September 30, 2002 (effective date) to April 30,
         2003.

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements

       The following financial statements to this Registration Statement are included in this Registration Statement:

               The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003.


               The financial statements of Variable Annuity Account Seven at April 30, 2003, and for each of the two years in the period ended April 30, 2003.



(b)     Exhibits
----------------
(1)       Resolutions Establishing Separate Account..... *
(2)       Custody Agreements............................ **
(3)       (a) Form of Distribution Contract............. ***
          (b) Form of Selling Agreement................. ***
(4)       (a) Group Annuity Certificate................. ****
          (b) Individual Annuity Contract............... ****
          (c) Group Annuity Certificate Endorsement..... +
          (d) Individual Annuity Contract Endorsement... +
          (e) Death Benefit Endorsement................. Filed Herewith
(5)       Application for Contract...................... ***
          (a) Participant Enrollment Form............... ***
          (b) Deferred Annuity Application.............. ***
(6)       Depositor -- Corporate Documents
          (a) Articles of Incorporation................. ++++
          (a)(1) Amendment to Articles of Incorporation
                 Dated September 30, 2002............... +++++
          (b) By-Laws................................... ++++
(7)       Reinsurance Contract.......................... **
(8)       Form of Fund Participation Agreement.......... ***
          (a) Anchor Series Trust Fund Participation
              Agreement................................. ***
          (b) SunAmerica Series Trust Fund
              Participation Agreement................... ***
          (c) American Funds Form of Fund Participation
              Agreement................................. *****
          (d) Lord Abbett Form of Fund Participation
              Agreement................................. *****
          (e) Van Kampen Form of Fund Participation
              Agreement................................. ******
(9)       Opinion of Counsel............................ ****
          Consent of Counsel............................ ****
(10)      Consent of Independent Accountants............ Filed Herewith
(11)      Financial Statements Omitted from Item 23..... **
(12)      Initial Capitalization Agreement.............. **
(13)      Performance Computations...................... +++
(14)      Diagram and Listing of All Persons Directly
          or Indirectly Controlled By or Under Common
          Control with Anchor National Life Insurance
          Company, the Depositor of Registrant.......... Filed Herewith
(15)      Powers of Attorney
          (a) Power of Attorney December 2000........... ++
          (b) Power of Attorney October 2003............ Filed Herewith


          *       Filed October 21, 1998, Initial Registration Statement to this
                  Registration Statement, Accession No. 0000950148-98-0023320
          **      Not Applicable
          ***     Filed April 18, 1997, Initial Form N-4 to File Nos. 333-25473
                  and 811-03589, Accession No. 0000950148-97-000989.
          ****    Filed August 27, 1999, Pre-Effective Amendment No. 2 and
                  Amendment No. 2 to this Registration Statement, Accession No.
                  0000950148-99-001968
          *****   Filed October 8, 1999, Post-Effective Amendment No. 1 and
                  Amendment No. 3 to this Registration Statement, Accession No.
                  0000950148-99-002190

          ***** Incorporated by reference to Pre-Effective Amendment Nos. 1 and a to File Nos. 333-91860 and 811-03589, filed October 28, 2002, Accession No. 0000898430-02-003844.

          ****** Incorporated by reference to Pre-Effective Amendment Nos. 1 and 2 to File Nos. 333-66114 and 811-03589, filed October 25, 2001, Accession No. 0000950148-01-502065.

              + Filed December 15, 1999 Post Effective Amendment No. 2 and Amendment No. 4 to the Registration Statement, Accession No. 0000950148-99-002696.

             ++ Filed June 28, 2000, Post-Effective Amendment No. 4 and 6 to this Registration Statement, Accession No.
                  0000956148-00-001339.

            +++ Filed May 15, 2001, Post-Effective Amendment No. 8 and 10 to this Registration Statement, Accession No.
                  0000950148-01-500758.

           ++++ Filed April 9, 2002, Post-Effective Amendment No. 13 and 15 to this Registration Statement, Accession No. 0000950148, 02-000961.

          +++++ Filed April 7, 2003, Post-Effective Amendment No. 16 and 17 to Registration Statement on File Nos. 33-88642 and 811-8874.




Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

The officers and directors of AIG SunAmerica Life Assurance Company (AIG SunAmerica Life) are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                         POSITION
--------------------------------------------------------------------------------
Jay S. Wintrob               Director, Chief Executive Officer
Jana W. Greer*               Director and President
James R. Belardi             Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis*             Director, Senior Vice President and Chief Financial
                             Officer
Gregory M. Outcalt           Senior Vice President
Edwin R. Raquel*             Senior Vice President and Chief Actuary
Stewart R. Polakov*          Senior Vice President and Controller
Christine A. Nixon           Senior Vice President and Secretary
Michael J. Akers**           Senior Vice President
J. Franklin Grey             Vice President
Edward T. Texeria*           Vice President
Virginia N. Puzon            Assistant Secretary

----------

*  21650 Oxnard Street, Woodland Hills, CA 91367
** 2919 Allen Parkway, Houston, TX 77019

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant


The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 filed herewith. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-04-003302, filed March 15, 2004.


Item 27. Number of Contract Owners


As of March 31, 2004 the number of Polaris II A-Class contracts funded by Variable Annuity Account Seven was 10,953 of which 3,461 were qualified contracts and 7,492 were non-qualified contracts.


Item 28. Indemnification

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of Arizona, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws, which are incorporated herein by reference.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.




Item 29 Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

      AIG SunAmerica Life Assurance Company -- Variable Separate Account
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account
        Five
      First SunAmerica Life Insurance Company -- FS Variable Annuity Account
        Nine
      Presidential Life Insurance Company -- Variable Account One
      Anchor Series Trust
      Seasons Series Trust
      SunAmerica Series Trust
      SunAmerica Equity Funds issued by AIG SunAmerica
        Asset Management Corp. (AIG SAAMCo)
      SunAmerica Income Funds issued by AIG SAAMCo
      SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo
      SunAmerica Senior Floating Rate Fund, Inc. issued by AIG SAAMCo
      SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo SunAmerica Style Select Series, Inc. issued by AIG SAAMCo
      VALIC Company I and
      VALIC Company II

(b) Directors, Officers and principal place of business:

        Officers/Directors*            Position
        ------------------             --------
        Peter Harbeck                  Director
        J. Steven Neamtz               Director, President & Chief Executive
                                       Officer
        Robert M. Zakem                Director, Executive Vice President &
                                       Assistant Secretary
        Debbie Potash-Turner           Senior Vice President, Chief Financial Officer &
                                       Controller
        James Nichols                  Vice President
        Thomas Lynch                   Chief Compliance Officer
        Christine A. Nixon**           Secretary
        Virginia N. Puzon**            Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of the above officers/directors is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367 .

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to: (a). file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b). include either (1) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c). deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four of the No-Action Letter.

The Registrant and its Depositor are relying on the Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) -- (d) of the Rule have been complied with.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

--------------------------------------------------------------------------------
                                   SIGNATURES
--------------------------------------------------------------------------------


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement (Post-Effective Amendment No. 17 and 19; File Nos. 333-65965 and 811-09003), and has caused this Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 15th day of April, 2004.



                                   Variable Annuity Account Seven
                                   (Registrant)


                                   By: AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

                                   AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


SIGNATURE                           TITLE                               DATE
------------------------------------------------------------------------------------------

Jay S. Wintrob*                     Chief Executive Officer              April 15, 2004
-----------------------------       and Director
Jay S. Wintrob                      (Principal Executive Officer)

James R. Belardi*                   Director                             April 15, 2004
-----------------------------
James R. Belardi

Marc H. Gamsin*                     Director                             April 15, 2004
-----------------------------
Marc H. Gamsin


N. Scott Gillis*                    Senior Vice President, Chief         April 15, 2004
-----------------------------       Financial Officer and Director
N. Scott Gillis                     (Principal Financial Officer)

Jana Waring Greer*                  Director                             April 15, 2004
-----------------------------
Jana Waring Greer

Stewart R. Polakov*                 Senior Vice President and            April 15, 2004
-----------------------------       Controller (Principal Accounting
Stewart R. Polakov                  Officer)

*/s/ Mallary L. Reznik                                                   April 15, 2004
-----------------------------
Mallary L. Reznik,
Attorney-in-fact

                                  EXHIBIT INDEX


Exhibit                 Description
-------                 -----------
(4)(e)                  Death Benefit Endorsement
10                      Consent of Independent Accountants
14                      Diagram and Listing of All Persons Directly or
                        Indirectly Controlled By or Under Common Control with
                        AIG SunAmerica Life, the Depositor of Registrant
 15(b)                  Power of Attorney